UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments. – The schedule of investments for the period ending January 31, 2007 is filed herewith.

TCW Balanced Fund

Schedule of Investments (Unaudited)	January 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	U.S. Government Agency Obligations (12.4% of Net Assets)
1,200,000	Federal National Mortgage Association, 6%, due 08/22/16	1,206,000

	U.S. Government Obligations (19.4%)
250,000	U.S. Treasury Bond, 6.125%, due 08/15/29	287,930
900,000	U.S. Treasury Note, 4.125%, due 05/15/15	857,673
500,000	U.S. Treasury Note, 4.375%, due 12/31/07	496,955
150,000	U.S. Treasury Note, 4.625%, due 08/31/11	148,805
100,000	U.S. Treasury Note, 5.125%, due 06/30/08	100,156
	Total U.S. Government Obligations	1,891,519
	Total Fixed Income Securities (Cost: $3,111,368) (31.8%)	3,097,519

Number of
Shares
	Common Stock
	Aerospace & Defense (1.3%)
2,850	Honeywell International, Inc.	130,216

	Automobiles (0.5%)
1,350	General Motors Corp.	44,334

	Biotechnology (1.1%)
9,350	Millennium Pharmaceuticals, Inc.	103,785	*

	Capital Markets (2.3%)
2,400	Merrill Lynch & Co., Inc.	224,544

	Commercial Services & Supplies (0.7%)
1,900	Waste Management, Inc.	72,162

	Communications Equipment (1.2%)
9,218	Alcatel-Lucent (ADR)	119,834

1

	Computers & Peripherals (5.5%)
3,600	Hewlett-Packard Co.	155,808
1,850	International Business Machines Corp.	183,427
28,860	Sun Microsystems, Inc.	191,630	*
	Total Computers & Peripherals	530,865

	Consumer Finance (2.0%)
1,550	American Express Co.	90,241
1,300	Capital One Financial Corp.	104,520
	Total Consumer Finance	194,761

	Diversified Financial Services (2.6%)
4,950	JPMorgan Chase & Co.	252,103

	Diversified Telecommunication Services (4.4%)
5,850	AT&T, Inc.	220,135
24,950	Qwest Communications International, Inc.	203,342	*
	Total Diversified Telecommunication Services	423,477

	Electric Utilities (1.3%)
2,900	American Electric Power Co., Inc.	126,237

	Electronic Equipment & Instruments (0.9%)
25,500	Solectron Corp.	82,875	*

	Food Products (1.6%)
4,600	Kraft Foods, Inc., Class A	160,632

	Health Care Equipment & Supplies (0.9%)
4,600	Boston Scientific Corp.	84,870	*

	Health Care Providers & Services (3.1%)
2,250	Aetna, Inc.	94,860
1,400	Medco Health Solutions, Inc.	82,894	*
17,100	Tenet Healthcare Corp.	120,726	*
	Total Health Care Providers & Services	298,480

2

	Household Durables (1.5%)
3,100	Sony Corp. (ADR)	143,623

	Household Products (1.5%)
2,100	Kimberly-Clark Corp.	145,740

	Industrial Conglomerates (0.9%)
2,800	Tyco International, Ltd.	89,264

	Insurance (4.2%)
1,650	American International Group, Inc.	112,942
2,600	Chubb Corp. (The)	135,304
3,100	St. Paul Travelers Companies, Inc. (The)	157,635
	Total Insurance	405,881

	IT Services (1.0%)
3,850	Electronic Data Systems Corp.	101,294

	Leisure Equipment & Products (1.2%)
4,750	Mattel, Inc.	115,710

	Media (5.0%)
3,750	Clear Channel Communications, Inc.	136,200
2,400	Comcast Corp., Class A	106,368	*
3,550	Interpublic Group of Companies, Inc. (The)	46,718	*
1,850	Reader’s Digest Association, Inc. (The)	31,247
7,650	Time Warner, Inc.	167,306
	Total Media	487,839

	Metals & Mining (0.8%)
900	United States Steel Corp.	75,141

	Multiline Retail (0.7%)
1,700	Federated Department Stores, Inc.	70,533

3

	Oil, Gas & Consumable Fuels (3.3%)
2,300	Chevron Corp.	167,624
2,300	ConocoPhillips	152,743
	Total Oil, Gas & Consumable Fuels	320,367

	Paper & Forest Products (1.7%)
1,350	Louisiana-Pacific Corp.	30,929
4,400	MeadWestvaco Corp.	132,616
	Total Paper & Forest Products	163,545

	Personal Products (1.4%)
3,900	Avon Products, Inc.	134,121

	Pharmaceuticals (3.2%)
4,700	Pfizer, Inc.	123,328
2,450	Watson Pharmaceuticals, Inc.	66,689	*
2,400	Wyeth	118,584
	Total Pharmaceuticals	308,601

	Road & Rail (2.7%)
750	Con-way, Inc.	37,305
6,150	CSX Corp.	226,259
	Total Road & Rail	263,564

	Semiconductors & Semiconductor Equipment (2.0%)
8,200	Intel Corp.	171,872
1,150	Intersil Corp., Class A	27,094
	Total Semiconductors & Semiconductor Equipment	198,966

	Specialty Retail (0.8%)
2,200	Office Depot, Inc.	82,258	*

	Thrifts & Mortgage Finance (1.5%)
2,650	Fannie Mae	149,805
	Total Common Stock (Cost: $5,488,618) (62.8%)	6,105,427

4

Principal
Amount
	Short-Term Investments
475,115	Investors Bank & Trust Depository Reserve, 3.60%	475,115

	Total Short-Term Investments (Cost: $475,115) (4.9%)	475,115

	Total Investments (Cost: $9,075,101) (99.5%)	9,678,061
	Excess of Other Assets over Liabilities (0.5%)	51,764
	Net Assets (100.0%)	$9,729,825

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.3%
Automobiles	0.5
Biotechnology	1.1
Capital Markets	2.3
Commercial Services & Supplies	0.7
Communications Equipment	1.2
Computers & Peripherals	5.5
Consumer Finance	2.0
Diversified Financial Services	2.6
Diversified Telecommunication Services	4.4
Electric Utilities	1.3
Electronic Equipment & Instruments	0.9
Food Products	1.6

5

Health Care Equipment & Supplies	0.9
Health Care Providers & Services	3.1
Household Durables	1.5
Household Products	1.5
Industrial Conglomerates	0.9
Insurance	4.2
IT Services	1.0
Leisure Equipment & Products	1.2
Media	5.0
Metals & Mining	0.8
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	3.3
Paper & Forest Products	1.7
Personal Products	1.4
Pharmaceuticals	3.2
Road & Rail	2.7
Semiconductors & Semiconductor Equipment	2.0
Specialty Retail	0.8
Thrifts & Mortgage Finance	1.5
U.S. Government Agency Obligations	12.4
U.S. Government Obligations	19.4
Short-Term Investments	4.9
Total	99.5%

See accompanying Notes to Schedules of Investments

6

TCW Diversified Value Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (1.9% of Net Assets)
311,009	Honeywell International, Inc.	14,210,001

	Automobiles (0.6%)
136,750	General Motors Corp.	4,490,870	†

	Biotechnology (1.5%)
1,035,000	Millennium Pharmaceuticals, Inc.	11,488,500	*†

	Capital Markets (3.1%)
245,000	Merrill Lynch & Co., Inc.	22,922,200

	Commercial Services & Supplies (1.1%)
211,600	Waste Management, Inc.	8,036,568

	Communications Equipment (1.8%)
1,031,900	Alcatel-Lucent (ADR)	13,414,700	†

	Computers & Peripherals (7.9%)
393,657	Hewlett-Packard Co.	17,037,475
208,300	International Business Machines Corp.	20,652,945
3,199,300	Sun Microsystems, Inc.	21,243,352	*
	Total Computers & Peripherals	58,933,772

	Consumer Finance (2.9%)
169,050	American Express Co.	9,842,091
144,100	Capital One Financial Corp.	11,585,640
	Total Consumer Finance	21,427,731

	Diversified Financial Services (3.8%)
563,118	JPMorgan Chase & Co.	28,679,600

	Diversified Telecommunication Services (6.4%)
661,600	AT&T, Inc.	24,896,008

1

2,837,800	Qwest Communications International, Inc.	23,128,070	*†
	Total Diversified Telecommunication Services	48,024,078

	Electric Utilities (1.9%)
328,450	American Electric Power Co., Inc.	14,297,428

	Electronic Equipment & Instruments (1.2%)
2,841,600	Solectron Corp.	9,235,200	*

	Food Products (2.4%)
507,300	Kraft Foods, Inc., Class A	17,714,916	†

	Health Care Equipment & Supplies (1.3%)
524,100	Boston Scientific Corp.	9,669,645	*

	Health Care Providers & Services (4.4%)
245,400	Aetna, Inc.	10,346,064
148,900	Medco Health Solutions, Inc.	8,816,369	*
1,946,250	Tenet Healthcare Corp.	13,740,525	*†
	Total Health Care Providers & Services	32,902,958

	Household Durables (2.1%)
332,800	Sony Corp. (ADR)	15,418,624	†

	Household Products (2.2%)
241,250	Kimberly-Clark Corp.	16,742,750

	Industrial Conglomerates (1.4%)
321,100	Tyco International, Ltd.	10,236,668

	Insurance (5.8%)
190,850	American International Group, Inc.	13,063,683
246,800	Chubb Corp. (The)	12,843,472
347,100	St. Paul Travelers Companies, Inc. (The)	17,650,035
	Total Insurance	43,557,190

2

	IT Services (1.4%)
406,300	Electronic Data Systems Corp.	10,689,753

	Leisure Equipment & Products (1.8%)
541,600	Mattel, Inc.	13,193,376

	Media (7.2%)
391,200	Clear Channel Communications, Inc.	14,208,384
265,800	Comcast Corp., Class A	11,780,256	*
378,900	Interpublic Group of Companies, Inc. (The)	4,986,324	*†
244,500	Reader’s Digest Association, Inc. (The)	4,129,605
876,150	Time Warner, Inc.	19,161,401
	Total Media	54,265,970

	Metals & Mining (1.2%)
104,500	United States Steel Corp.	8,724,705

	Multiline Retail (1.0%)
185,088	Federated Department Stores, Inc.	7,679,301

	Oil, Gas & Consumable Fuels (4.7%)
263,100	Chevron Corp.	19,174,728
248,144	ConocoPhillips	16,479,243
	Total Oil, Gas & Consumable Fuels	35,653,971

	Paper & Forest Products (2.5%)
171,200	Louisiana-Pacific Corp.	3,922,192
504,500	MeadWestvaco Corp.	15,205,630
	Total Paper & Forest Products	19,127,822

	Personal Products (2.0%)
435,800	Avon Products, Inc.	14,987,162

	Pharmaceuticals (5.0%)
524,500	Pfizer, Inc.	13,762,880
389,100	Watson Pharmaceuticals, Inc.	10,591,302	*
260,100	Wyeth	12,851,541
	Total Pharmaceuticals	37,205,723

3

	Road & Rail (4.2%)
121,500	Con-way, Inc.	6,043,410
694,400	CSX Corp.	25,546,976
	Total Road & Rail	31,590,386

	Semiconductors & Semiconductor Equipment (3.0%)
940,800	Intel Corp.	19,719,168
127,600	Intersil Corp., Class A	3,006,256
	Total Semiconductors & Semiconductor Equipment	22,725,424

	Specialty Retail (1.1%)
231,700	Office Depot, Inc.	8,663,263	*

	Thrifts & Mortgage Finance (2.2%)
294,300	Fannie Mae	16,636,779
	Total Common Stock (Cost: $584,412,039) (91.0%)	682,547,034

	Short-Term Investments
	Money Market Investments (0.1%)
887,760	Merrimac Cash Fund—Premium Class, 5.109%	887,760	**

Principal Amount
	Other Short-Term Investments (17.8%) ^
1,846,542	Bank of America, 5.27%, due 03/09/07	1,846,542	**
1,775,521	Bank of America, 5.32%, due 02/16/07	1,775,521	**
710,209	Bank of Nova Scotia, 5.29%, due 02/06/07	710,209	**
2,840,834	Bank of Nova Scotia, 5.3%, due 02/27/07	2,840,834	**
1,065,313	Barclays Bank PLC, 5.31%, due 02/20/07	1,065,313	**
1,775,521	Barclays Bank PLC, 5.31%, due 04/02/07	1,775,521	**
355,105	Barclays Bank PLC, 5.31%, due 04/09/07	355,105	**
1,775,521	Barclays Bank PLC, 5.32%, due 02/13/07	1,775,521	**
355,105	Barton Capital LLC, 5.26%, due 02/07/07	355,105	**
1,420,417	Barton Capital LLC, 5.262%, due 02/02/07	1,420,417	**
1,420,417	Barton Capital LLC, 5.266%, due 02/07/07	1,420,417	**

4

710,209	Barton Capital LLC, 5.282%, due 02/13/07	710,209	**
2,485,729	BNP Paribas, 5.28%, due 02/01/07	2,485,729	**
1,420,416	Calyon, 5.3%, due 02/05/07	1,420,416	**
1,420,416	Calyon, 5.31%, due 02/16/07	1,420,416	**
710,208	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	710,208	**
1,065,312	Charta LLC, 5.296%, due 02/26/07	1,065,312	**
710,208	Citigroup, Inc., 5.31%, due 03/16/07	710,208	**
710,208	Clipper Receivables Corp., 5.282%, due 02/23/07	710,208	**
1,065,312	Compass Securitization, 5.284%, due 02/12/07	1,065,312	**
710,208	Compass Securitization, 5.292%, due 02/22/07	710,208	**
710,208	CRC Funding LLC, 5.282%, due 03/08/07	710,208	**
1,065,312	CRC Funding LLC, 5.287%, due 03/07/07	1,065,312	**
710,208	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	710,208	**
1,420,416	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	1,420,416	**
1,420,416	Den Danske Bank, 5.285%, due 02/12/07	1,420,416	**
710,208	Deutsche Bank, 5.285%, due 02/02/07	710,208	**
1,065,312	Fairway Finance Company LLC, 5.273%, due 02/02/07	1,065,312	**
710,208	Fairway Finance Company LLC, 5.287%, due 02/16/07	710,208	**
694,613	Fairway Finance Company LLC, 5.293%, due 02/09/07	694,613	**
1,065,312	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	1,065,312	**
710,208	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	710,208	**
710,208	Fortis Bank, 5.26%, due 02/07/07	710,208	**
710,208	Fortis Bank, 5.285%, due 03/26/07	710,208	**
355,104	General Electric Capital Services, Inc., 5.285%, due 03/23/07	355,104	**
710,208	Greyhawk Funding, 5.281%, due 02/12/07	710,208	**
1,065,312	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	1,065,312	**
68,014,988	Investors Bank & Trust Depository Reserve, 3.60%	68,014,988
710,208	Jupiter Securitization Corp., 5.278%, due 02/09/07	710,208	**
355,104	Jupiter Securitization Corp., 5.287%, due 02/20/07	355,104	**
710,208	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	710,208	**
1,065,312	Lexington Parker Capital Co., 5.282%, due 02/06/07	1,065,312	**

5

355,104	Liberty Street Funding Corp., 5.286%, due 02/12/07	355,104	**
710,208	Lloyds TSB Bank, 5.3%, due 02/26/07	710,208	**
710,208	Marshall & Ilsley Bank, 5.3%, due 03/19/07	710,208	**
355,104	Morgan Stanley, 5.383%, due 08/01/07	355,104	**
710,208	Old Line Funding LLC, 5.285%, due 02/12/07	710,208	**
710,208	Paradigm Funding LLC, 5.294%, due 02/26/07	710,208	**
4,261,249	Rabobank Nederland, 5.28%, due 02/01/07	4,261,249	**
355,104	Rabobank Nederland, 5.28%, due 02/26/07	355,104	**
355,104	Ranger Funding, 5.285%, due 02/20/07	355,104	**
710,208	Ranger Funding, 5.287%, due 02/08/07	710,208	**
710,208	Ranger Funding, 5.328%, due 02/08/07	710,208	**
710,208	Regions Bank, 5.3%, due 04/23/07	710,208	**
1,420,416	Royal Bank of Canada, 5.31%, due 02/14/07	1,420,416	**
1,065,312	Royal Bank of Canada, 5.31%, due 02/15/07	1,065,312	**
710,208	Royal Bank of Scotland, 5.29%, due 02/09/07	710,208	**
710,208	Sheffield Receivables Corp., 5.272%, due 02/02/07	710,208	**
710,208	Sheffield Receivables Corp., 5.28%, due 02/06/07	710,208	**
1,065,312	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	1,065,312	**
2,496,767	Svenska Handlesbanken, 5.28%, due 02/01/07	2,496,767	**
355,104	Three Pillars Funding LLC, 5.293%, due 02/01/07	355,104	**
355,104	UBS AG, 5.28%, due 03/23/07	355,104	**
710,208	Variable Funding Capital Co., 5.271%, due 02/14/07	710,208	**
710,208	Yorktown Capital LLC, 5.282%, due 02/01/07	710,208	**
710,208	Yorktown Capital LLC, 5.286%, due 02/06/07	710,208	**
710,208	Yorktown Capital LLC, 5.287%, due 02/15/07	710,208	**
	Total Other Short-Term Investments	133,420,604

	Total Short-Term Investments (Cost: $134,308,364) (17.9%)	134,308,364

	Total Investments (Cost: $718,720,403) (108.9%)	816,855,398
	Liabilities in Excess of Other Assets (-8.9%)	(66,894,501)
	Net Assets (100.0%)	$749,960,897

6

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.9%
Automobiles	0.6
Biotechnology	1.5
Capital Markets	3.1
Commercial Services & Supplies	1.1
Communications Equipment	1.8
Computers & Peripherals	7.9
Consumer Finance	2.9
Diversified Financial Services	3.8
Diversified Telecommunication Services	6.4
Electric Utilities	1.9
Electronic Equipment & Instruments	1.2
Food Products	2.4
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	4.4
Household Durables	2.1
Household Products	2.2
Industrial Conglomerates	1.4
Insurance	5.8
IT Services	1.4
Leisure Equipment & Products	1.8
Media	7.2
Metals & Mining	1.2
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	4.7
Paper & Forest Products	2.5
Personal Products	2.0
Pharmaceuticals	5.0
Road & Rail	4.2
Semiconductors & Semiconductor Equipment	3.0
Specialty Retail	1.1
Thrifts & Mortgage Finance	2.2
Short-Term Investments	17.9
Total	108.9%

See accompanying Notes to Schedules of Investments

7

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (1.3% of Net Assets)
442,100	Honeywell International, Inc.	20,199,549

	Automobiles (0.7%)
304,200	General Motors Corp.	9,989,928	†

	Capital Markets (2.7%)
443,400	Merrill Lynch & Co., Inc.	41,484,504

	Chemicals (4.1%)
171,100	Air Products & Chemicals, Inc.	12,774,326
662,500	Du Pont (E.I.) de Nemours & Co.	32,833,500
573,100	Lyondell Chemical Co.	18,121,422
	Total Chemicals	63,729,248

	Commercial Services & Supplies (1.5%)
625,400	Waste Management, Inc.	23,752,692

	Communications Equipment (3.8%)
1,556,600	Alcatel-Lucent (ADR)	20,235,800	†
1,741,900	Nokia Oyj (ADR)	38,495,990
	Total Communications Equipment	58,731,790

	Computers & Peripherals (5.6%)
737,300	Hewlett-Packard Co.	31,910,344
353,800	International Business Machines Corp.	35,079,270
2,946,420	Sun Microsystems, Inc.	19,564,229	*
	Total Computers & Peripherals	86,553,843

	Consumer Finance (1.2%)
234,500	Capital One Financial Corp.	18,853,800

	Containers & Packaging (2.2%)
1,460,400	Packaging Corp. of America	33,355,536

1

	Diversified Financial Services (6.2%)
826,200	Citigroup, Inc.	45,548,406
976,700	JPMorgan Chase & Co.	49,743,331
	Total Diversified Financial Services	95,291,737

	Diversified Telecommunication Services (8.6%)
1,356,800	AT&T, Inc.	51,056,384
1,411,604	BCE, Inc.	37,068,721
2,139,700	Qwest Communications International, Inc.	17,438,555	*†
1,844,654	Windstream Corp.	27,448,451
	Total Diversified Telecommunication Services	133,012,111

	Electric Utilities (1.9%)
688,700	American Electric Power Co., Inc.	29,979,111

	Food Products (4.4%)
1,078,600	Kraft Foods, Inc., Class A	37,664,712	†
1,737,600	Sara Lee Corp.	29,799,840
	Total Food Products	67,464,552

	Health Care Equipment & Supplies (1.0%)
855,600	Boston Scientific Corp.	15,785,820	*

	Health Care Providers & Services (2.7%)
483,000	Aetna, Inc.	20,363,280
2,907,595	Tenet Healthcare Corp.	20,527,621	*†
	Total Health Care Providers & Services	40,890,901

	Household Durables (1.0%)
341,500	Sony Corp. (ADR)	15,821,695

	Household Products (1.7%)
385,100	Kimberly-Clark Corp.	26,725,940

	Industrial Conglomerates (1.1%)
472,900	General Electric Co.	17,048,045

2

	Insurance (5.3%)
347,600	American International Group, Inc.	23,793,220
473,800	Chubb Corp. (The)	24,656,552
660,100	St. Paul Travelers Companies, Inc. (The)	33,566,085
	Total Insurance	82,015,857

	IT Services (1.5%)
878,200	Electronic Data Systems Corp.	23,105,442

	Leisure Equipment & Products (1.7%)
1,073,400	Mattel, Inc.	26,148,024

	Media (5.8%)
737,600	Clear Channel Communications, Inc.	26,789,632
537,500	Comcast Corp., Class A	23,822,000	*†
395,000	Reader’s Digest Association, Inc. (The)	6,671,550
1,438,000	Regal Entertainment Group, Class A	32,355,000	†
	Total Media	89,638,182

	Metals & Mining (1.0%)
190,200	United States Steel Corp.	15,879,798

	Multiline Retail (1.0%)
364,292	Federated Department Stores, Inc.	15,114,475

	Oil, Gas & Consumable Fuels (4.6%)
517,400	Chevron Corp.	37,708,112
507,300	ConocoPhillips	33,689,793
	Total Oil, Gas & Consumable Fuels	71,397,905

	Paper & Forest Products (1.9%)
973,600	MeadWestvaco Corp.	29,344,304

	Personal Products (2.0%)
892,800	Avon Products, Inc.	30,703,392	†

3

	Pharmaceuticals (5.0%)
1,137,900	Pfizer, Inc.	29,858,496
730,600	Watson Pharmaceuticals, Inc.	19,886,932	*
552,800	Wyeth	27,313,848
	Total Pharmaceuticals	77,059,276

	Real Estate Investment Trust (REITs) (2.7%)
937,000	CapitalSource, Inc.	26,039,230	†
778,900	Crescent Real Estate Equities Co.	15,624,734
	Total Real Estate Investment Trust (REITs)	41,663,964

	Road & Rail (4.5%)
218,500	Con-way, Inc.	10,868,190
953,900	CSX Corp.	35,093,981
235,300	Union Pacific Corp.	23,765,300
	Total Road & Rail	69,727,471

	Semiconductors & Semiconductor Equipment (2.2%)
1,580,100	Intel Corp.	33,118,896

	Textiles, Apparel & Luxury Goods (0.5%)
297,500	Hanesbrands, Inc.	7,610,050	*

	Thrifts & Mortgage Finance (2.2%)
610,900	Fannie Mae	34,534,177

	Wireless Telecommunication Services (1.4%)
356,900	Alltel Corp.	21,874,401
	Total Common Stock (Cost: $1,223,304,566) (95.0%)	1,467,606,416

	Short-Term Investments
	Money Market Investments (0.1%)
1,753,592	Merrimac Cash Fund—Premium Class, 5.109%	1,753,592	**

4

Principal
Amount
	Other Short-Term Investments (13.0%) ^
3,647,471	Bank of America, 5.27%, due 03/09/07	3,647,471	**
3,507,184	Bank of America, 5.32%, due 02/16/07	3,507,184	**
1,402,873	Bank of Nova Scotia, 5.29%, due 02/06/07	1,402,873	**
5,611,494	Bank of Nova Scotia, 5.3%, due 02/27/07	5,611,494	**
2,104,310	Barclays Bank PLC, 5.31%, due 02/20/07	2,104,310	**
3,507,184	Barclays Bank PLC, 5.31%, due 04/02/07	3,507,184	**
701,436	Barclays Bank PLC, 5.31%, due 04/09/07	701,436	**
3,507,184	Barclays Bank PLC, 5.32%, due 02/13/07	3,507,184	**
701,437	Barton Capital LLC, 5.26%, due 02/07/07	701,437	**
2,805,748	Barton Capital LLC, 5.262%, due 02/02/07	2,805,748	**
2,805,747	Barton Capital LLC, 5.266%, due 02/07/07	2,805,747	**
1,402,873	Barton Capital LLC, 5.282%, due 02/13/07	1,402,873	**
4,910,058	BNP Paribas, 5.28%, due 02/01/07	4,910,058	**
2,805,748	Calyon, 5.3%, due 02/05/07	2,805,748	**
2,805,748	Calyon, 5.31%, due 02/16/07	2,805,748	**
1,402,874	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	1,402,874	**
2,104,311	Charta LLC, 5.296%, due 02/26/07	2,104,311	**
1,402,874	Citigroup, Inc., 5.31%, due 03/16/07	1,402,874	**
1,402,874	Clipper Receivables Corp., 5.282%, due 02/23/07	1,402,874	**
2,104,311	Compass Securitization, 5.284%, due 02/12/07	2,104,311	**
1,402,874	Compass Securitization, 5.292%, due 02/22/07	1,402,874	**
1,402,874	CRC Funding LLC, 5.282%, due 03/08/07	1,402,874	**
2,104,311	CRC Funding LLC, 5.287%, due 03/07/07	2,104,311	**
1,402,874	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	1,402,874	**
2,805,748	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	2,805,748	**
2,805,748	Den Danske Bank, 5.285%, due 02/12/07	2,805,748	**
1,402,874	Deutsche Bank, 5.285%, due 02/02/07	1,402,874	**
2,104,311	Fairway Finance Company LLC, 5.273%, due 02/02/07	2,104,311	**
1,402,874	Fairway Finance Company LLC, 5.287%, due 02/16/07	1,402,874	**
1,372,069	Fairway Finance Company LLC, 5.293%, due 02/09/07	1,372,069	**
2,104,311	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	2,104,311	**
1,402,874	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	1,402,874	**

5

1,402,874	Fortis Bank, 5.26%, due 02/07/07	1,402,874	**
1,402,874	Fortis Bank, 5.285%, due 03/26/07	1,402,874	**
701,437	General Electric Capital Services, Inc., 5.285%, due 03/23/07	701,437	**
1,402,874	Greyhawk Funding, 5.281%, due 02/12/07	1,402,874	**
2,104,311	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	2,104,311	**
71,318,546	Investors Bank & Trust Depository Reserve, 3.60%	71,318,546
1,402,874	Jupiter Securitization Corp., 5.278%, due 02/09/07	1,402,874	**
701,437	Jupiter Securitization Corp., 5.287%, due 02/20/07	701,437	**
1,402,874	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	1,402,874	**
2,104,311	Lexington Parker Capital Co., 5.282%, due 02/06/07	2,104,311	**
701,437	Liberty Street Funding Corp., 5.286%, due 02/12/07	701,437	**
1,402,874	Lloyds TSB Bank, 5.3%, due 02/26/07	1,402,874	**
1,402,874	Marshall & Ilsley Bank, 5.3%, due 03/19/07	1,402,874	**
701,437	Morgan Stanley, 5.383%, due 08/01/07	701,437	**
1,402,874	Old Line Funding LLC, 5.285%, due 02/12/07	1,402,874	**
1,402,874	Paradigm Funding LLC, 5.294%, due 02/26/07	1,402,874	**
8,417,243	Rabobank Nederland, 5.28%, due 02/01/07	8,417,243	**
701,437	Rabobank Nederland, 5.28%, due 02/26/07	701,437	**
701,437	Ranger Funding, 5.285%, due 02/20/07	701,437	**
1,402,874	Ranger Funding, 5.287%, due 02/08/07	1,402,874	**
1,402,874	Ranger Funding, 5.328%, due 02/08/07	1,402,874	**
1,402,874	Regions Bank, 5.3%, due 04/23/07	1,402,874	**
2,805,748	Royal Bank of Canada, 5.31%, due 02/14/07	2,805,748	**
2,104,311	Royal Bank of Canada, 5.31%, due 02/15/07	2,104,311	**
1,402,874	Royal Bank of Scotland, 5.29%, due 02/09/07	1,402,874	**
1,402,874	Sheffield Receivables Corp., 5.272%, due 02/02/07	1,402,874	**
1,402,874	Sheffield Receivables Corp., 5.28%, due 02/06/07	1,402,874	**
2,104,311	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	2,104,311	**
4,931,863	Svenska Handlesbanken, 5.28%, due 02/01/07	4,931,863	**
701,437	Three Pillars Funding LLC, 5.293%, due 02/01/07	701,437	**
701,437	UBS AG, 5.28%, due 03/23/07	701,437	**
1,402,874	Variable Funding Capital Co., 5.271%, due 02/14/07	1,402,874	**
1,402,874	Yorktown Capital LLC, 5.282%, due 02/01/07	1,402,874	**
1,402,874	Yorktown Capital LLC, 5.286%, due 02/06/07	1,402,874	**
1,402,874	Yorktown Capital LLC, 5.287%, due 02/15/07	1,402,874	**

6

Total Other Short-Term Investments	200,514,227

Total Short-Term Investments (Cost: $202,267,819) (13.1%)	202,267,819

Total Investments (Cost: $1,425,572,385) (108.1%)	1,669,874,235
Liabilities in Excess of Other Assets (-8.1%)	(125,196,053)
Net Assets (100.0%)	$1,544,678,182

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.3%
Automobiles	0.7
Capital Markets	2.7
Chemicals	4.1
Commercial Services & Supplies	1.5
Communications Equipment	3.8
Computers & Peripherals	5.6
Consumer Finance	1.2
Containers & Packaging	2.2
Diversified Financial Services	6.2

7

Diversified Telecommunication Services	8.6
Electric Utilities	1.9
Food Products	4.4
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	2.7
Household Durables	1.0
Household Products	1.7
Industrial Conglomerates	1.1
Insurance	5.3
IT Services	1.5
Leisure Equipment & Products	1.7
Media	5.8
Metals & Mining	1.0
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	4.6
Paper & Forest Products	1.9
Personal Products	2.0
Pharmaceuticals	5.0
Real Estate Investment Trust (REITs)	2.7
Road & Rail	4.5
Semiconductors & Semiconductor Equipment	2.2
Textiles, Apparel & Luxury Goods	0.5
Thrifts & Mortgage Finance	2.2
Wireless Telecommunication Services	1.4
Short-Term Investments	13.1
Total	108.1%

See accompanying Notes to Schedules of Investments

8

TCW Equities Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Equity Securities
	Common Stock
	Aerospace & Defense (6.1% of Net Assets)
43,460	Honeywell International, Inc.	1,985,687
18,965	Lockheed Martin Corp.	1,843,208
19,440	Northrop Grumman Corp.	1,379,074
	Total Aerospace & Defense	5,207,969

	Air Freight & Logistics (1.7%)
8,870	FedEx Corp.	979,248
5,862	United Parcel Service, Inc., Class B	423,705
	Total Air Freight & Logistics	1,402,953

	Building Products (1.5%)
39,530	Masco Corp.	1,264,565	†

	Capital Markets (3.2%)
5,664	Goldman Sachs Group, Inc.	1,201,674
9,900	Merrill Lynch & Co., Inc.	926,244
31,330	The Charles Schwab Corp.	592,764
	Total Capital Markets	2,720,682

	Chemicals (5.4%)
27,565	Air Products & Chemicals, Inc.	2,058,003
15,100	Du Pont (E.I.) de Nemours & Co.	748,356
29,352	Ecolab, Inc.	1,288,553
8,050	Praxair, Inc.	507,633
	Total Chemicals	4,602,545

	Commercial Banks (2.6%)
61,667	Wells Fargo & Co.	2,215,079

	Communications Equipment (2.5%)
19,050	Motorola, Inc.	378,142
78,300	Nokia Oyj (ADR)	1,730,430
	Total Communications Equipment	2,108,572

1

	Consumer Finance (0.3%)
5,575	SLM Corp.	256,227

	Diversified Financial Services (9.3%)
15,350	Bank of America Corp.	807,103
16,300	CIT Group, Inc.	961,048
61,187	Citigroup, Inc.	3,373,239
54,708	JPMorgan Chase & Co.	2,786,278
	Total Diversified Financial Services	7,927,668

	Electric Utilities (1.5%)
21,715	Exelon Corp.	1,302,683

	Electrical Equipment (2.4%)
45,340	Emerson Electric Co.	2,038,940

	Energy Equipment & Services (8.8%)
17,400	GlobalSantaFe Corp.	1,009,374
76,485	Halliburton Co.	2,259,367
23,195	Noble Corp.	1,738,465
11,160	Schlumberger, Ltd.	708,548
22,444	Transocean, Inc.	1,736,492	*
	Total Energy Equipment & Services	7,452,246

	Food & Staples Retailing (3.2%)
17,575	Costco Wholesale Corp.	987,364
50,635	Sysco Corp.	1,749,439
	Total Food & Staples Retailing	2,736,803

	Health Care Equipment & Supplies (1.2%)
57,200	Boston Scientific Corp.	1,055,340	*

	Health Care Providers & Services (3.7%)
24,400	Cardinal Health, Inc.	1,742,648
24,875	McKesson Corp.	1,386,781
	Total Health Care Providers & Services	3,129,429

2

	Household Durables (6.0%)
131,100	D.R. Horton, Inc.	3,809,766
36,775	Pulte Homes, Inc.	1,262,854
	Total Household Durables	5,072,620

	Industrial Conglomerates (3.4%)
9,435	3M Co.	701,021
61,440	General Electric Co.	2,214,912
	Total Industrial Conglomerates	2,915,933

	Insurance (6.8%)
10,775	Allstate Corp.	648,224
48,550	American International Group, Inc.	3,323,248
5,250	Hartford Financial Services Group	498,278
43,180	Marsh & McLennan Companies, Inc.	1,273,810
	Total Insurance	5,743,560

	Machinery (2.0%)
23,185	Danaher Corp.	1,717,081

	Metals & Mining (1.1%)
20,800	Newmont Mining Corp.	938,080

	Multiline Retail (2.3%)
28,100	Kohl’s Corp.	1,992,571	*

	Oil, Gas & Consumable Fuels (11.3%)
10,400	Anadarko Petroleum Corp.	455,000
31,800	Apache Corp.	2,320,446
64,471	Exxon Mobil Corp.	4,777,301
33,270	Peabody Energy Corp.	1,358,414
12,815	Valero Energy Corp.	695,598
	Total Oil, Gas & Consumable Fuels	9,606,759

	Road & Rail (2.7%)
44,500	CSX Corp.	1,637,155
13,705	Norfolk Southern Corp.	680,453
	Total Road & Rail	2,317,608

3

	Semiconductors & Semiconductor Equipment (2.3%)
62,700	Texas Instruments, Inc.	1,955,613

	Specialty Retail (3.7%)
32,635	Best Buy Co., Inc.	1,644,804
44,000	Lowe’s Companies, Inc.	1,483,240	†
	Total Specialty Retail	3,128,044

	Thrifts & Mortgage Finance (4.0%)
78,090	Countrywide Financial Corp.	3,395,353
	Total Common Stock (Cost: $64,508,246) (99.0%)	84,204,923

Number of
Warrants
	Warrants (Cost: $0) (0.0%)
	Aerospace & Defense (0.0%)
2,110	Raytheon Co., Strike Price $37.50, Expires 06/16/11	34,921	*

	Total Equity Securities (Cost: $64,508,246) (99.0%)	84,239,844

Number of
Shares
Short-Term Investments
Money Market Investments (0.0%)
26,076	Merrimac Cash Fund—Premium Class, 5.109%	26,076	**

Principal
Amount
	Other Short-Term Investments (2.9%) ^
54,239	Bank of America, 5.27%, due 03/09/07	54,239	**
52,153	Bank of America, 5.32%, due 02/16/07	52,153	**
20,862	Bank of Nova Scotia, 5.29%, due 02/06/07	20,862	**
83,445	Bank of Nova Scotia, 5.3%, due 02/27/07	83,445	**
31,292	Barclays Bank PLC, 5.31%, due 02/20/07	31,292	**

4

52,152	Barclays Bank PLC, 5.31%, due 04/02/07	52,152	**
10,430	Barclays Bank PLC, 5.31%, due 04/09/07	10,430	**
52,153	Barclays Bank PLC, 5.32%, due 02/13/07	52,153	**
10,430	Barton Capital LLC, 5.26%, due 02/07/07	10,430	**
41,722	Barton Capital LLC, 5.262%, due 02/02/07	41,722	**
41,722	Barton Capital LLC, 5.266%, due 02/07/07	41,722	**
20,861	Barton Capital LLC, 5.282%, due 02/13/07	20,861	**
73,013	BNP Paribas, 5.28%, due 02/01/07	73,013	**
41,722	Calyon, 5.3%, due 02/05/07	41,722	**
41,722	Calyon, 5.31%, due 02/16/07	41,722	**
20,861	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	20,861	**
31,291	Charta LLC, 5.296%, due 02/26/07	31,291	**
20,861	Citigroup, Inc., 5.31%, due 03/16/07	20,861	**
20,861	Clipper Receivables Corp., 5.282%, due 02/23/07	20,861	**
31,291	Compass Securitization, 5.284%, due 02/12/07	31,291	**
20,861	Compass Securitization, 5.292%, due 02/22/07	20,861	**
20,861	CRC Funding LLC, 5.282%, due 03/08/07	20,861	**
31,291	CRC Funding LLC, 5.287%, due 03/07/07	31,291	**
20,861	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	20,861	**
41,722	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	41,722	**
41,722	Den Danske Bank, 5.285%, due 02/12/07	41,722	**
20,861	Deutsche Bank, 5.285%, due 02/02/07	20,861	**
31,291	Fairway Finance Company LLC, 5.273%, due 02/02/07	31,291	**
20,861	Fairway Finance Company LLC, 5.287%, due 02/16/07	20,861	**
20,403	Fairway Finance Company LLC, 5.293%, due 02/09/07	20,403	**
31,291	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	31,291	**
20,861	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	20,861	**
20,861	Fortis Bank, 5.26%, due 02/07/07	20,861	**
20,861	Fortis Bank, 5.285%, due 03/26/07	20,861	**
10,430	General Electric Capital Services, Inc., 5.285%, due 03/23/07	10,430	**
20,861	Greyhawk Funding, 5.281%, due 02/12/07	20,861	**
31,291	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	31,291	**

5

519,255	Investors Bank & Trust Depository Reserve, 3.60%	519,255
20,861	Jupiter Securitization Corp., 5.278%, due 02/09/07	20,861	**
10,430	Jupiter Securitization Corp., 5.287%, due 02/20/07	10,430	**
20,861	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	20,861	**
31,291	Lexington Parker Capital Co., 5.282%, due 02/06/07	31,291	**
10,430	Liberty Street Funding Corp., 5.286%, due 02/12/07	10,430	**
20,861	Lloyds TSB Bank, 5.3%, due 02/26/07	20,861	**
20,861	Marshall & Ilsley Bank, 5.3%, due 03/19/07	20,861	**
10,430	Morgan Stanley, 5.383%, due 08/01/07	10,430	**
20,861	Old Line Funding LLC, 5.285%, due 02/12/07	20,861	**
20,861	Paradigm Funding LLC, 5.294%, due 02/26/07	20,861	**
125,165	Rabobank Nederland, 5.28%, due 02/01/07	125,165	**
10,430	Rabobank Nederland, 5.28%, due 02/26/07	10,430	**
10,430	Ranger Funding, 5.285%, due 02/20/07	10,430	**
20,861	Ranger Funding, 5.287%, due 02/08/07	20,861	**
20,861	Ranger Funding, 5.328%, due 02/08/07	20,861	**
20,861	Regions Bank, 5.3%, due 04/23/07	20,861	**
41,722	Royal Bank of Canada, 5.31%, due 02/14/07	41,722	**
31,291	Royal Bank of Canada, 5.31%, due 02/15/07	31,291	**
20,861	Royal Bank of Scotland, 5.29%, due 02/09/07	20,861	**
20,861	Sheffield Receivables Corp., 5.272%, due 02/02/07	20,861	**
20,861	Sheffield Receivables Corp., 5.28%, due 02/06/07	20,861	**
31,291	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	31,291	**
73,337	Svenska Handlesbanken, 5.28%, due 02/01/07	73,337	**
10,430	Three Pillars Funding LLC, 5.293%, due 02/01/07	10,430	**
10,430	UBS AG, 5.28%, due 03/23/07	10,430	**
20,861	Variable Funding Capital Co., 5.271%, due 02/14/07	20,861	**
20,861	Yorktown Capital LLC, 5.282%, due 02/01/07	20,861	**
20,861	Yorktown Capital LLC, 5.286%, due 02/06/07	20,861	**
20,861	Yorktown Capital LLC, 5.287%, due 02/15/07	20,861	**
	Total Other Short-Term Investments	2,440,411

	Total Short-Term Investments (Cost: $2,466,487) (2.9%)	2,466,487

	Total Investments (Cost: $66,974,733) (101.9%)	86,706,331

6

Liabilities in Excess of Other Assets (-1.9%)	(1,631,583)
Net Assets (100.0%)	$85,074,748

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	6.1%
Air Freight & Logistics	1.7
Building Products	1.5
Capital Markets	3.2
Chemicals	5.4
Commercial Banks	2.6
Communications Equipment	2.5
Consumer Finance	0.3
Diversified Financial Services	9.3
Electric Utilities	1.5
Electrical Equipment	2.4
Energy Equipment & Services	8.8
Food & Staples Retailing	3.2
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	3.7
Household Durables	6.0
Industrial Conglomerates	3.4

7

Insurance	6.8
Machinery	2.0
Metals & Mining	1.1
Multiline Retail	2.3
Oil, Gas & Consumable Fuels	11.3
Road & Rail	2.7
Semiconductors & Semiconductor Equipment	2.3
Specialty Retail	3.7
Thrifts & Mortgage Finance	4.0
Short-Term Investments	2.9
Total	101.9%

See accompanying Notes to Schedules of Investments

8

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (8.8% of Net Assets)
24,200	Honeywell International, Inc.	1,105,698
10,000	Lockheed Martin Corp.	971,900
14,905	Northrop Grumman Corp.	1,057,361
	Total Aerospace & Defense	3,134,959

	Building Products (2.9%)
32,300	Masco Corp.	1,033,277

	Capital Markets (2.1%)
3,450	Goldman Sachs Group, Inc.	731,952

	Chemicals (4.4%)
9,660	Air Products & Chemicals, Inc.	721,216
19,265	Ecolab, Inc.	845,733	†
	Total Chemicals	1,566,949

	Communications Equipment (3.0%)
48,200	Nokia Oyj (ADR)	1,065,220

	Consumer Finance (0.9%)
7,080	SLM Corp.	325,397

	Diversified Financial Services (6.4%)
8,860	CIT Group, Inc.	522,386
12,550	Citigroup, Inc.	691,881
20,535	JPMorgan Chase & Co.	1,045,848
	Total Diversified Financial Services	2,260,115

	Electric Utilities (2.2%)
13,075	Exelon Corp.	784,369

	Electrical Equipment (2.5%)
20,010	Emerson Electric Co.	899,850

1

	Energy Equipment & Services (11.1%)
44,760	Halliburton Co.	1,322,210
14,320	Noble Corp.	1,073,284
9,135	Schlumberger, Ltd.	579,981
12,472	Transocean, Inc.	964,959	*
	Total Energy Equipment & Services	3,940,434

	Food & Staples Retailing (4.5%)
5,225	Costco Wholesale Corp.	293,540
37,810	Sysco Corp.	1,306,335
	Total Food & Staples Retailing	1,599,875

	Health Care Providers & Services (4.0%)
13,200	Cardinal Health, Inc.	942,744
8,490	McKesson Corp.	473,317
	Total Health Care Providers & Services	1,416,061

	Household Durables (8.4%)
64,100	D.R. Horton, Inc.	1,862,746
31,995	Pulte Homes, Inc.	1,098,708
	Total Household Durables	2,961,454

	Industrial Conglomerates (2.6%)
25,905	General Electric Co.	933,875

	Insurance (6.6%)
19,650	American International Group, Inc.	1,345,043
34,115	Marsh & McLennan Companies, Inc.	1,006,393
	Total Insurance	2,351,436

	Machinery (2.6%)
12,350	Danaher Corp.	914,641

	Multiline Retail (3.3%)
16,270	Kohl’s Corp.	1,153,706	*†

2

	Oil, Gas & Consumable Fuels (7.7%)
18,200	Apache Corp.	1,328,054
19,140	Exxon Mobil Corp.	1,418,274
	Total Oil, Gas & Consumable Fuels	2,746,328

	Road & Rail (3.9%)
28,800	CSX Corp.	1,059,552
6,770	Norfolk Southern Corp.	336,131
	Total Road & Rail	1,395,683

	Semiconductors & Semiconductor Equipment (3.6%)
41,200	Texas Instruments, Inc.	1,285,028

	Specialty Retail (2.9%)
20,045	Best Buy Co., Inc.	1,010,268

	Thrifts & Mortgage Finance (4.5%)
36,800	Countrywide Financial Corp.	1,600,064	†
	Total Common Stock (Cost: $30,699,296) (98.9%)	35,110,941

	Short-Term Investments
	Money Market Investments (0.1%)
42,860	Merrimac Cash Fund—Premium Class, 5.109%	42,860	**

Principal
Amount
	Other Short-Term Investments (10.0%) ^
89,151	Bank of America, 5.27%, due 03/09/07	89,151	**
85,722	Bank of America, 5.32%, due 02/16/07	85,722	**
34,289	Bank of Nova Scotia, 5.29%, due 02/06/07	34,289	**
137,155	Bank of Nova Scotia, 5.3%, due 02/27/07	137,155	**
51,434	Barclays Bank PLC, 5.31%, due 02/20/07	51,434	**
85,722	Barclays Bank PLC, 5.31%, due 04/02/07	85,722	**
17,145	Barclays Bank PLC, 5.31%, due 04/09/07	17,145	**
85,722	Barclays Bank PLC, 5.32%, due 02/13/07	85,722	**
17,144	Barton Capital LLC, 5.26%, due 02/07/07	17,144	**

3

68,577	Barton Capital LLC, 5.262%, due 02/02/07	68,577	**
68,577	Barton Capital LLC, 5.266%, due 02/07/07	68,577	**
34,288	Barton Capital LLC, 5.282%, due 02/13/07	34,288	**
120,009	BNP Paribas, 5.28%, due 02/01/07	120,009	**
68,577	Calyon, 5.3%, due 02/05/07	68,577	**
68,577	Calyon, 5.31%, due 02/16/07	68,577	**
34,288	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	34,288	**
51,433	Charta LLC, 5.296%, due 02/26/07	51,433	**
34,288	Citigroup, Inc., 5.31%, due 03/16/07	34,288	**
34,288	Clipper Receivables Corp., 5.282%, due 02/23/07	34,288	**
51,433	Compass Securitization, 5.284%, due 02/12/07	51,433	**
34,288	Compass Securitization, 5.292%, due 02/22/07	34,288	**
34,288	CRC Funding LLC, 5.282%, due 03/08/07	34,288	**
51,433	CRC Funding LLC, 5.287%, due 03/07/07	51,433	**
34,288	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	34,288	**
68,577	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	68,577	**
68,577	Den Danske Bank, 5.285%, due 02/12/07	68,577	**
34,288	Deutsche Bank, 5.285%, due 02/02/07	34,288	**
51,433	Fairway Finance Company LLC, 5.273%, due 02/02/07	51,433	**
34,288	Fairway Finance Company LLC, 5.287%, due 02/16/07	34,288	**
33,535	Fairway Finance Company LLC, 5.293%, due 02/09/07	33,535	**
51,433	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	51,433	**
34,288	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	34,288	**
34,288	Fortis Bank, 5.26%, due 02/07/07	34,288	**
34,288	Fortis Bank, 5.285%, due 03/26/07	34,288	**
17,144	General Electric Capital Services, Inc., 5.285%, due 03/23/07	17,144	**
34,288	Greyhawk Funding, 5.281%, due 02/12/07	34,288	**
51,433	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	51,433	**
383,800	Investors Bank & Trust Depository Reserve, 3.60%	383,800
34,288	Jupiter Securitization Corp., 5.278%, due 02/09/07	34,288	**
17,144	Jupiter Securitization Corp., 5.287%, due 02/20/07	17,144	**
34,288	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	34,288	**

4

51,433	Lexington Parker Capital Co., 5.282%, due 02/06/07	51,433	**
17,144	Liberty Street Funding Corp., 5.286%, due 02/12/07	17,144	**
34,288	Lloyds TSB Bank, 5.3%, due 02/26/07	34,288	**
34,288	Marshall & Ilsley Bank, 5.3%, due 03/19/07	34,288	**
17,144	Morgan Stanley, 5.383%, due 08/01/07	17,144	**
34,288	Old Line Funding LLC, 5.285%, due 02/12/07	34,288	**
34,288	Paradigm Funding LLC, 5.294%, due 02/26/07	34,288	**
205,730	Rabobank Nederland, 5.28%, due 02/01/07	205,730	**
17,144	Rabobank Nederland, 5.28%, due 02/26/07	17,144	**
17,144	Ranger Funding, 5.285%, due 02/20/07	17,144	**
34,288	Ranger Funding, 5.287%, due 02/08/07	34,288	**
34,288	Ranger Funding, 5.328%, due 02/08/07	34,288	**
34,288	Regions Bank, 5.3%, due 04/23/07	34,288	**
68,577	Royal Bank of Canada, 5.31%, due 02/14/07	68,577	**
51,433	Royal Bank of Canada, 5.31%, due 02/15/07	51,433	**
34,288	Royal Bank of Scotland, 5.29%, due 02/09/07	34,288	**
34,288	Sheffield Receivables Corp., 5.272%, due 02/02/07	34,288	**
34,288	Sheffield Receivables Corp., 5.28%, due 02/06/07	34,288	**
51,433	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	51,433	**
120,542	Svenska Handlesbanken, 5.28%, due 02/01/07	120,542	**
17,144	Three Pillars Funding LLC, 5.293%, due 02/01/07	17,144	**
17,144	UBS AG, 5.28%, due 03/23/07	17,144	**
34,288	Variable Funding Capital Co., 5.271%, due 02/14/07	34,288	**
34,288	Yorktown Capital LLC, 5.282%, due 02/01/07	34,288	**
34,288	Yorktown Capital LLC, 5.286%, due 02/06/07	34,288	**
34,288	Yorktown Capital LLC, 5.287%, due 02/15/07	34,288	**
	Total Other Short-Term Investments	3,541,540

	Total Short-Term Investments (Cost: $3,584,400) (10.1%)	3,584,400

	Total Investments (Cost: $34,283,696) (109.0%)	38,695,341
	Liabilities in Excess of Other Assets (-9.0%)	(3,207,484)
	Net Assets (100.0%)	$35,487,857

5

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)*

Percentage of
Industry	Net Assets
Aerospace & Defense	8.8%
Building Products	2.9
Capital Markets	2.1
Chemicals	4.4
Communications Equipment	3.0
Consumer Finance	0.9
Diversified Financial Services	6.4
Electric Utilities	2.2
Electrical Equipment	2.5
Energy Equipment & Services	11.1
Food & Staples Retailing	4.5
Health Care Providers & Services	4.0
Household Durables	8.4
Industrial Conglomerates	2.6
Insurance	6.6
Machinery	2.6
Multiline Retail	3.3
Oil, Gas & Consumable Fuels	7.7
Road & Rail	3.9
Semiconductors & Semiconductor Equipment	3.6
Specialty Retail	2.9

6

Thrifts & Mortgage Finance	4.5
Short-Term Investments	10.1
Total	109.0%

See accompanying Notes to Schedules of Investments

7

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (0.3% of Net Assets)
4,700	AeroVironment, Inc.	107,489	*

	Beverages (1.0%)
9,300	Hansen Natural Corp.	354,237	*

	Biotechnology (6.2%)
18,000	CV Therapeutics, Inc.	242,820	*†
12,400	Genentech, Inc.	1,083,388	*
17,600	MedImmune, Inc.	610,016	*†
8,900	Vertex Pharmaceuticals, Inc.	314,615	*
	Total Biotechnology	2,250,839

	Capital Markets (10.0%)
6,600	Affiliated Managers Group, Inc.	735,240	*†
28,100	E*TRADE Financial Corp.	685,078	*
12,500	GFI Group, Inc.	799,750	*†
16,450	SEI Investments Co.	1,025,328
8,100	T. Rowe Price Group, Inc.	388,719
	Total Capital Markets	3,634,115

	Commercial Services & Supplies (11.1%)
11,800	Advisory Board Co.	664,458	*
12,050	Corporate Executive Board Co.	1,093,296
15,550	Monster Worldwide, Inc.	768,325	*
28,600	Resources Connection, Inc.	898,040	*
15,200	Robert Half International, Inc.	618,640
	Total Commercial Services & Supplies	4,042,759

	Communications Equipment (1.8%)
5,000	Research In Motion, Ltd.	638,900	*

	Construction & Engineering (2.1%)
14,500	Foster Wheeler, Ltd.	775,315	*

1

	Diversified Consumer Services (4.7%)
20,000	Bright Horizons Family Solutions, Inc.	783,400	*
6,170	Jackson Hewitt Tax Service, Inc.	225,637
6,200	Strayer Education, Inc.	705,374
	Total Diversified Consumer Services	1,714,411

	Electrical Equipment (1.6%)
17,000	Energy Conversion Devices, Inc.	585,650	*†

	Energy Equipment & Services (7.3%)
25,122	CGG-Veritas	997,595	*†
12,700	FMC Technologies, Inc.	786,511	*
21,900	Smith International, Inc.	868,992
	Total Energy Equipment & Services	2,653,098

	Food & Staples Retailing (0.3%)
2,700	Whole Foods Market, Inc.	116,613	†

	Health Care Equipment & Supplies (5.4%)
9,600	Abaxis, Inc.	207,360	*†
6,600	Intuitive Surgical, Inc.	649,506	*†
14,700	Kinetic Concepts, Inc.	723,093	*
7,300	Palomar Medical Technologies, Inc.	363,248	*†
	Total Health Care Equipment & Supplies	1,943,207

	Health Care Providers & Services (1.8%)
9,600	Express Scripts, Inc.	667,392	*

	Health Care Technology (1.0%)
7,700	Cerner Corp.	345,961	*†

	Hotels, Restaurants, & Leisure (9.1%)
15,100	Cheesecake Factory, Inc. (The)	417,213	*
4,700	Chipotle Mexican Grill, Inc., Class A	279,274	*†
5,000	Chipotle Mexican Grill, Inc., Class B	276,700	*
13,700	Ctrip.com International, Ltd. (ADR)	974,207
8,600	P.F. Chang’s China Bistro, Inc.	340,646	*†
9,000	Wynn Resorts, Ltd.	1,005,660	†
	Total Hotels, Restaurants, & Leisure	3,293,700

2

	Insurance (3.2%)
9,100	eHealth, Inc.	200,564	*
8,630	Hub International, Ltd.	282,719
25,400	National Interstate Corp.	684,022	†
	Total Insurance	1,167,305

	Internet & Catalog Retail (1.5%)
24,100	Netflix, Inc.	549,480	*†

	Internet Software & Services (3.7%)
16,100	Akamai Technologies, Inc.	904,498	*
5,400	Equinix, Inc.	453,978	*†
	Total Internet Software & Services	1,358,476

	IT Services (7.0%)
10,700	Alliance Data Systems Corp.	726,851	*
9,000	CheckFree Corp.	372,870	*†
16,800	Cognizant Technology Solutions Corp., Class A	1,432,872	*
	Total IT Services	2,532,593

	Machinery (1.9%)
14,600	Joy Global, Inc.	678,462

	Media (1.8%)
7,900	Focus Media Holding, Ltd. (ADR)	653,014	*
1,028	Gemstar-TV Guide International, Inc.	4,153	*
	Total Media	657,167

	Pharmaceuticals (0.8%)
21,000	Salix Pharmaceuticals, Ltd.	298,200	*

	Semiconductors & Semiconductor Equipment (5.9%)
21,500	Broadcom Corp., Class A	686,280	*
12,065	Hittite Microwave Corp.	419,621	*
11,100	Linear Technology Corp.	343,545
38,700	Marvell Technology Group, Ltd.	707,823	*
	Total Semiconductors & Semiconductor Equipment	2,157,269

3

	Software (6.5%)
14,200	ANSYS, Inc.	708,438	*
6,500	Electronic Arts, Inc.	325,000	*
62,520	Opsware, Inc.	500,160	*†
18,650	Salesforce.com, Inc.	817,430	*
	Total Software	2,351,028

	Specialty Retail (2.6%)
27,000	Urban Outfitters, Inc.	658,800	*†
9,200	Zumiez, Inc.	302,680	*†
	Total Specialty Retail	961,480
	Total Common Stock (Cost: $27,190,947) (98.6%)	35,835,146

	Short-Term Investments
	Money Market Investments (0.3%)
105,863	Merrimac Cash Fund—Premium Class, 5.109%	105,863	**

Principal
Amount
	Other Short-Term Investments (22.1%) ^
220,196	Bank of America, 5.27%, due 03/09/07	220,196	**
211,727	Bank of America, 5.32%, due 02/16/07	211,727	**
84,691	Bank of Nova Scotia, 5.29%, due 02/06/07	84,691	**
338,763	Bank of Nova Scotia, 5.3%, due 02/27/07	338,763	**
127,037	Barclays Bank PLC, 5.31%, due 02/20/07	127,037	**
211,727	Barclays Bank PLC, 5.31%, due 04/02/07	211,727	**
42,346	Barclays Bank PLC, 5.31%, due 04/09/07	42,346	**
211,727	Barclays Bank PLC, 5.32%, due 02/13/07	211,727	**
42,346	Barton Capital LLC, 5.26%, due 02/07/07	42,346	**
169,382	Barton Capital LLC, 5.262%, due 02/02/07	169,382	**
169,382	Barton Capital LLC, 5.266%, due 02/07/07	169,382	**
84,691	Barton Capital LLC, 5.282%, due 02/13/07	84,691	**
296,418	BNP Paribas, 5.28%, due 02/01/07	296,418	**
169,382	Calyon, 5.3%, due 02/05/07	169,382	**

4

169,382	Calyon, 5.31%, due 02/16/07	169,382	**
84,691	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	84,691	**
127,036	Charta LLC, 5.296%, due 02/26/07	127,036	**
84,690	Citigroup, Inc., 5.31%, due 03/16/07	84,690	**
84,690	Clipper Receivables Corp., 5.282%, due 02/23/07	84,690	**
127,036	Compass Securitization, 5.284%, due 02/12/07	127,036	**
84,690	Compass Securitization, 5.292%, due 02/22/07	84,690	**
84,690	CRC Funding LLC, 5.282%, due 03/08/07	84,690	**
127,036	CRC Funding LLC, 5.287%, due 03/07/07	127,036	**
84,690	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	84,690	**
169,381	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	169,381	**
169,381	Den Danske Bank, 5.285%, due 02/12/07	169,381	**
84,690	Deutsche Bank, 5.285%, due 02/02/07	84,690	**
127,036	Fairway Finance Company LLC, 5.273%, due 02/02/07	127,036	**
84,690	Fairway Finance Company LLC, 5.287%, due 02/16/07	84,690	**
82,831	Fairway Finance Company LLC, 5.293%, due 02/09/07	82,831	**
127,036	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	127,036	**
84,690	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	84,690	**
84,690	Fortis Bank, 5.26%, due 02/07/07	84,690	**
84,690	Fortis Bank, 5.285%, due 03/26/07	84,690	**
42,345	General Electric Capital Services, Inc., 5.285%, due 03/23/07	42,345	**
84,690	Greyhawk Funding, 5.281%, due 02/12/07	84,690	**
127,036	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	127,036	**
235,046	Investors Bank & Trust Depository Reserve, 3.60%	235,046
84,690	Jupiter Securitization Corp., 5.278%, due 02/09/07	84,690	**
42,345	Jupiter Securitization Corp., 5.287%, due 02/20/07	42,345	**
84,690	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	84,690	**
127,036	Lexington Parker Capital Co., 5.282%, due 02/06/07	127,036	**
42,345	Liberty Street Funding Corp., 5.286%, due 02/12/07	42,345	**
84,690	Lloyds TSB Bank, 5.3%, due 02/26/07	84,690	**

5

84,690	Marshall & Ilsley Bank, 5.3%, due 03/19/07	84,690	**
42,345	Morgan Stanley, 5.383%, due 08/01/07	42,345	**
84,690	Old Line Funding LLC, 5.285%, due 02/12/07	84,690	**
84,690	Paradigm Funding LLC, 5.294%, due 02/26/07	84,690	**
508,143	Rabobank Nederland, 5.28%, due 02/01/07	508,143	**
42,345	Rabobank Nederland, 5.28%, due 02/26/07	42,345	**
42,345	Ranger Funding, 5.285%, due 02/20/07	42,345	**
84,690	Ranger Funding, 5.287%, due 02/08/07	84,690	**
84,690	Ranger Funding, 5.328%, due 02/08/07	84,690	**
84,690	Regions Bank, 5.3%, due 04/23/07	84,690	**
169,381	Royal Bank of Canada, 5.31%, due 02/14/07	169,381	**
127,036	Royal Bank of Canada, 5.31%, due 02/15/07	127,036	**
84,690	Royal Bank of Scotland, 5.29%, due 02/09/07	84,690	**
84,690	Sheffield Receivables Corp., 5.272%, due 02/02/07	84,690	**
84,690	Sheffield Receivables Corp., 5.28%, due 02/06/07	84,690	**
127,036	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	127,036	**
297,733	Svenska Handlesbanken, 5.28%, due 02/01/07	297,733	**
42,345	Three Pillars Funding LLC, 5.293%, due 02/01/07	42,345	**
42,345	UBS AG, 5.28%, due 03/23/07	42,345	**
84,690	Variable Funding Capital Co., 5.271%, due 02/14/07	84,690	**
84,690	Yorktown Capital LLC, 5.282%, due 02/01/07	84,690	**
84,690	Yorktown Capital LLC, 5.286%, due 02/06/07	84,690	**
84,690	Yorktown Capital LLC, 5.287%, due 02/15/07	84,690	**
	Total Other Short-Term Investments	8,034,498

	Total Short-Term Investments (Cost: $8,140,361) (22.4%)	8,140,361

	Total Investments (Cost: $35,331,308) (121.0%)	43,975,507
	Liabilities in Excess of Other Assets (-21.0%)	(7,632,479)
	Net Assets (100.0%)	$36,343,028

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

6

**	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.3%
Beverages	1.0
Biotechnology	6.2
Capital Markets	10.0
Commercial Services & Supplies	11.1
Communications Equipment	1.8
Construction & Engineering	2.1
Diversified Consumer Services	4.7
Electrical Equipment	1.6
Energy Equipment & Services	7.3
Food & Staples Retailing	0.3
Health Care Equipment & Supplies	5.4
Health Care Providers & Services	1.8
Health Care Technology	1.0
Hotels, Restaurants, & Leisure	9.1
Insurance	3.2
Internet & Catalog Retail	1.5
Internet Software & Services	3.7
IT Services	7.0
Machinery	1.9
Media	1.8
Pharmaceuticals	0.8
Semiconductors & Semiconductor Equipment	5.9
Software	6.5
Specialty Retail	2.6
Short-Term Investments	22.4
Total	121.0%

See accompanying Notes to Schedules of Investments

7

TCW Growth Insights Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (1.5% of Net Assets)
225	Boeing Co. (The)	20,151

	Air Freight & Logistics (2.8%)
1,185	UTI Worldwide, Inc.	36,024

	Beverages (1.0%)
355	Hansen Natural Corp.	13,522	*

	Biotechnology (4.0%)
308	Genentech, Inc.	26,910	*
385	Genzyme Corp.	25,306	*
	Total Biotechnology	52,216

	Capital Markets (2.8%)
205	Affiliated Managers Group, Inc.	22,837	*
215	GFI Group, Inc.	13,756	*
	Total Capital Markets	36,593

	Commercial Banks (1.2%)
454	Commerce Bancorp, Inc.	15,336

	Communications Equipment (4.9%)
1,000	Qualcomm, Inc.	37,660
203	Research In Motion, Ltd.	25,939	*
	Total Communications Equipment	63,599

	Computers & Peripherals (2.2%)
340	Apple, Inc.	29,148	*

	Consumer Finance (2.1%)
580	SLM Corp.	26,657

	Energy Equipment & Services (4.3%)
525	FMC Technologies, Inc.	32,513	*

1

570	Weatherford International, Ltd.	23,017	*
	Total Energy Equipment & Services	55,530

	Exchange-Traded Fund (ETF) (3.6%)
365	Industrial Select Sector SPDR Fund	13,052
940	Materials Select Sector SPDR Trust	34,254
	Total Exchange-Traded Fund (ETF)	47,306

	Food & Staples Retailing (5.5%)
465	Costco Wholesale Corp.	26,124
548	Sysco Corp.	18,933
580	Walgreen Co.	26,274
	Total Food & Staples Retailing	71,331

	Food Products (1.5%)
385	Kellogg Co.	18,969

	Health Care Equipment & Supplies (4.4%)
713	Foxhollow Technologies, Inc.	14,638	*
481	Medtronic, Inc.	25,709
370	Varian Medical Systems, Inc.	17,068	*
	Total Health Care Equipment & Supplies	57,415

	Health Care Providers & Services (1.3%)
220	WellPoint, Inc.	17,244	*

	Health Care Technology (2.0%)
570	Cerner Corp.	25,610	*

	Hotels, Restaurants, & Leisure (5.7%)
680	Cheesecake Factory, Inc. (The)	18,788	*
1,355	Melco PBL Entertainment (Macau), Ltd. (ADR)	26,206	*
745	P.F. Chang’s China Bistro, Inc.	29,509	*
	Total Hotels, Restaurants, & Leisure	74,503

	Household Durables (4.3%)
735	D.R. Horton, Inc.	21,359
585	M.D.C. Holdings, Inc.	34,088

2

	Total Household Durables	55,447

	Household Products (2.0%)
405	Procter & Gamble Co. (The)	26,272

	Industrial Conglomerates (4.8%)
1,715	General Electric Co.	61,826

	Internet Software & Services (8.4%)
90	Google, Inc., Class A	45,117	*
1,620	Vocus, Inc.	30,213	*
1,195	Yahoo!, Inc.	33,830	*
	Total Internet Software & Services	109,160

	Life Science Tools & Services (1.9%)
405	Invitrogen Corp.	24,798	*

	Machinery (1.0%)
250	Illinois Tool Works, Inc.	12,748

	Media (2.2%)
665	Comcast Corp., Special Class A	28,901	*

	Pharmaceuticals (3.8%)
217	Allergan, Inc.	25,326
670	Teva Pharmaceutical Industries, Limited (ADR)	23,517
	Total Pharmaceuticals	48,843

	Road & Rail (3.3%)
585	Landstar System, Inc.	24,740
355	Norfolk Southern Corp.	17,626
	Total Road & Rail	42,366

	Semiconductors & Semiconductor Equipment (4.2%)
760	Broadcom Corp., Class A	24,259	*
1,655	Marvell Technology Group, Ltd.	30,270	*
	Total Semiconductors & Semiconductor Equipment	54,529

3

	Software (5.5%)
840	Autodesk, Inc.	36,725	*
785	Salesforce.com, Inc.	34,407	*
	Total Software	71,132

	Specialty Retail (4.0%)
1,145	Cache, Inc.	26,346	*
511	Tractor Supply Co.	25,719	*
	Total Specialty Retail	52,065

	Thrifts & Mortgage Finance (2.6%)
770	Countrywide Financial Corp.	33,480

	Wireless Telecommunication Services (1.0%)
315	American Tower Corp., Class A	12,546	*

	Total Common Stock (Cost: $1,143,633) (99.8%)	1,295,267

Principal
Amount
	Short-Term Investments
14,663	Investors Bank & Trust Depository Reserve, 3.60%	14,663

	Total Short-Term Investments (Cost: $14,663) (1.1%)	14,663

	Total Investments (Cost: $1,158,296) (100.9%)	1,309,930
	Liabilities in Excess of Other Assets (-0.9%)	(11,848)
	Net Assets (100.0%)	$1,298,082

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

4

*	Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.5%
Air Freight & Logistics	2.8
Beverages	1.0
Biotechnology	4.0
Capital Markets	2.8
Commercial Banks	1.2
Communications Equipment	4.9
Computers & Peripherals	2.2
Consumer Finance	2.1
Energy Equipment & Services	4.3
Exchange-Traded Fund (ETF)	3.6
Food & Staples Retailing	5.5
Food Products	1.5
Health Care Equipment & Supplies	4.4
Health Care Providers & Services	1.3
Health Care Technology	2.0
Hotels, Restaurants, & Leisure	5.7
Household Durables	4.3
Household Products	2.0
Industrial Conglomerates	4.8
Internet Software & Services	8.4
Life Science Tools & Services	1.9
Machinery	1.0
Media	2.2
Pharmaceuticals	3.8
Road & Rail	3.3
Semiconductors & Semiconductor Equipment	4.2
Software	5.5
Specialty Retail	4.0
Thrifts & Mortgage Finance	2.6

5

Wireless Telecommunication Services	1.0
Short-Term Investments	1.1
Total	100.9%

See accompanying Notes to Schedules of Investments

6

TCW Large Cap Core Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (4.4% of Net Assets)
8,040	Boeing Co. (The)	720,062
2,870	General Dynamics Corp.	224,291
	Total Aerospace & Defense	944,353

	Auto Components (2.1%)
18,000	Goodyear Tire & Rubber Co.	444,420	*

	Automobiles (0.8%)
22,200	Ford Motor Co.	180,486

	Beverages (2.3%)
2,180	Coca-Cola Co. (The)	104,378
10,200	Hansen Natural Corp.	388,518	*
	Total Beverages	492,896

	Biotechnology (3.4%)
4,755	Amgen, Inc.	334,609	*
4,400	Genentech, Inc.	384,428	*
	Total Biotechnology	719,037

	Capital Markets (4.6%)
3,605	Franklin Resources, Inc.	429,392
5,825	Merrill Lynch & Co., Inc.	544,987
	Total Capital Markets	974,379

	Chemicals (3.0%)
7,115	Dow Chemical Co.	295,557
5,435	Praxair, Inc.	342,731
	Total Chemicals	638,288

	Commercial Banks (0.5%)
3,413	Commerce Bancorp, Inc.	115,291

1

	Commercial Services & Supplies (0.5%)
2,900	R.R. Donnelley & Sons Co.	107,590

	Communications Equipment (6.0%)
18,400	Corning, Inc.	383,456	*
10,675	Juniper Networks, Inc.	193,431	*
16,320	Qualcomm, Inc.	614,611
700	Research In Motion, Ltd.	89,446	*
	Total Communications Equipment	1,280,944

	Consumer Finance (1.3%)
6,200	SLM Corp.	284,952

	Diversified Financial Services (9.3%)
9,809	Bank of America Corp.	515,757
5,800	CIT Group, Inc.	341,968
9,860	Citigroup, Inc.	543,582
11,400	JPMorgan Chase & Co.	580,602
	Total Diversified Financial Services	1,981,909

	Diversified Telecommunication Services (3.4%)
19,420	Citizens Communications Co.	284,697
11,615	Verizon Communications, Inc.	447,410
	Total Diversified Telecommunication Services	732,107

	Electric Utilities (3.2%)
8,000	Exelon Corp.	479,920
5,675	Southern Co. (The)	207,308
	Total Electric Utilities	687,228

	Energy Equipment & Services (3.4%)
5,500	FMC Technologies, Inc.	340,615	*
4,820	Transocean, Inc.	372,923	*
	Total Energy Equipment & Services	713,538

	Food & Staples Retailing (2.0%)
12,400	CVS Corp.	417,260

2

	Health Care Equipment & Supplies (2.3%)
26,000	Boston Scientific Corp.	479,700	*

	Health Care Providers & Services (4.2%)
4,175	Cardinal Health, Inc.	298,179
1,970	Express Scripts, Inc.	136,954	*
9,500	Health Net, Inc.	462,745	*
	Total Health Care Providers & Services	897,878

	Household Products (2.3%)
7,675	Procter & Gamble Co. (The)	497,877

	Industrial Conglomerates (3.5%)
20,550	General Electric Co.	740,828

	Insurance (3.9%)
6,150	American International Group, Inc.	420,968
12,340	Axis Capital Holdings, Ltd.	406,603
	Total Insurance	827,571

	Internet Software & Services (2.7%)
4,530	eBay, Inc.	146,727	*
15,220	Yahoo!, Inc.	430,878	*
	Total Internet Software & Services	577,605

	IT Services (1.6%)
5,800	Infosys Technologies, Limited (ADR)	336,400

	Machinery (1.7%)
3,500	Deere & Co.	350,980

	Media (2.1%)
10,370	Comcast Corp., Special Class A	450,680	*

	Multiline Retail (2.3%)
11,600	Federated Department Stores, Inc.	481,284

3

	Oil, Gas & Consumable Fuels (6.2%)
9,500	ConocoPhillips	630,895
12,760	Valero Energy Corp.	692,613
	Total Oil, Gas & Consumable Fuels	1,323,508

	Pharmaceuticals (2.7%)
2,875	Allergan, Inc.	335,541
4,395	Lilly (Eli) & Co.	237,857
	Total Pharmaceuticals	573,398

	Road & Rail (1.0%)
5,600	CSX Corp.	206,024

	Semiconductors & Semiconductor Equipment (1.4%)
12,900	National Semiconductor Corp.	298,377

	Software (3.2%)
12,220	Microsoft Corp.	377,109
17,800	Oracle Corp.	305,448	*
	Total Software	682,557

	Specialty Retail (3.4%)
10,000	Home Depot, Inc.	407,400
6,400	OfficeMax, Inc.	309,056
	Total Specialty Retail	716,456

	Thrifts & Mortgage Finance (2.3%)
11,310	Countrywide Financial Corp.	491,759

	Tobacco (2.8%)
6,755	Altria Group, Inc.	590,320
	Total Common Stock (Cost: $18,693,820) (99.8%)	21,237,880

4

Principal
Amount
	Short-Term Investments
60,992	Investors Bank & Trust Depository Reserve, 3.60%	60,992
	Total Short-Term Investments (Cost: $60,992) (0.3%)	60,992

	Total Investments (Cost: $18,754,812) (100.1%)	21,298,872
	Liabilities in Excess of Other Assets (-0.1%)	(13,203)
	Net Assets (100.0%)	$21,285,669

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	4.4%
Auto Components	2.1
Automobiles	0.8
Beverages	2.3
Biotechnology	3.4
Capital Markets	4.6
Chemicals	3.0
Commercial Banks	0.5
Commercial Services & Supplies	0.5
Communications Equipment	6.0
Consumer Finance	1.3
Diversified Financial Services	9.3
Diversified Telecommunication Services	3.4
Electric Utilities	3.2
Energy Equipment & Services	3.4

5

Food & Staples Retailing	2.0
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	4.2
Household Products	2.3
Industrial Conglomerates	3.5
Insurance	3.9
Internet Software & Services	2.7
IT Services	1.6
Machinery	1.7
Media	2.1
Multiline Retail	2.3
Oil, Gas & Consumable Fuels	6.2
Pharmaceuticals	2.7
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	1.4
Software	3.2
Specialty Retail	3.4
Thrifts & Mortgage Finance	2.3
Tobacco	2.8
Short-Term Investments	0.3
Total	100.1%

See accompanying Notes to Schedules of Investments

6

TCW Large Cap Flexible Growth Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (2.4% of Net Assets)
2,900	Boeing Co. (The)	259,724

	Air Freight & Logistics (1.7%)
6,050	UTI Worldwide, Inc.	183,920

	Beverages (1.0%)
2,850	Hansen Natural Corp.	108,556	*

	Biotechnology (9.8%)
3,500	Amgen, Inc.	246,295	*
5,750	Celgene Corp.	308,660	*
3,350	Genentech, Inc.	292,689	*
2,950	Genzyme Corp.	193,903	*
	Total Biotechnology	1,041,547

	Capital Markets (8.2%)
1,550	Goldman Sachs Group, Inc.	328,848
3,700	T. Rowe Price Group, Inc.	177,563
5,850	UBS AG	368,608
	Total Capital Markets	875,019

	Chemicals (4.1%)
5,850	Monsanto Co.	322,276
1,750	Praxair, Inc.	110,355
	Total Chemicals	432,631

	Communications Equipment (7.7%)
6,950	Comverse Technology, Inc.	134,482	*
11,250	Corning, Inc.	234,450	*
11,850	Qualcomm, Inc.	446,271
	Total Communications Equipment	815,203

	Computers & Peripherals (2.8%)
7,800	Network Appliance, Inc.	293,280	*

1

	Consumer Finance (5.2%)
5,100	American Express Co.	296,922
5,450	SLM Corp.	250,482
	Total Consumer Finance	547,404

	Energy Equipment & Services (7.3%)
3,700	FMC Technologies, Inc.	229,141	*
4,150	Transocean, Inc.	321,086	*
5,700	Weatherford International, Ltd.	230,166	*
	Total Energy Equipment & Services	780,393

	Food & Staples Retailing (3.0%)
2,550	Costco Wholesale Corp.	143,259
5,175	CVS Corp.	174,139
	Total Food & Staples Retailing	317,398

	Health Care Equipment & Supplies (3.2%)
7,950	St. Jude Medical, Inc.	339,942	*

	Health Care Providers & Services (10.4%)
6,200	Medco Health Solutions, Inc.	367,102	*
6,850	UnitedHealth Group, Inc.	357,981
4,800	WellPoint, Inc.	376,224	*
	Total Health Care Providers & Services	1,101,307

	Health Care Technology (1.4%)
3,350	Cerner Corp.	150,516	*

	Household Products (4.2%)
6,800	Procter & Gamble Co. (The)	441,116

	Internet Software & Services (9.1%)
1,000	Google, Inc., Class A	501,300	*
16,500	Yahoo!, Inc.	467,115	*
	Total Internet Software & Services	968,415

2

	IT Services (3.7%)
4,650	Cognizant Technology Solutions Corp., Class A	396,599	*

	Machinery (2.1%)
3,750	ITT Industries, Inc.	223,688

	Oil, Gas & Consumable Fuels (2.2%)
4,300	Valero Energy Corp.	233,404

	Semiconductors & Semiconductor Equipment (1.8%)
10,550	Marvell Technology Group, Ltd.	192,960	*

	Software (1.8%)
4,250	Autodesk, Inc.	185,810	*

	Specialty Retail (2.0%)
6,400	Lowe’s Companies, Inc.	215,744

	Thrifts & Mortgage Finance (2.2%)
5,350	Countrywide Financial Corp.	232,618

	Wireless Telecommunication Services (2.3%)
6,250	American Tower Corp., Class A	248,938	*
	Total Common Stock (Cost: $9,938,062) (99.6%)	10,586,132

Principal
Amount
	Short-Term Investments
58,911	Investors Bank & Trust Depository Reserve, 3.60%	58,911

	Total Short-Term Investments (Cost: $58,911) (0.6%)	58,911

	Total Investments (Cost: $9,996,973) (100.2%)	10,645,043
	Liabilities in Excess of Other Assets (-0.2%)	(21,948)
	Net Assets (100.0%)	$10,623,095

3

Notes to the Schedule of Investments:

*	Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	1.7
Beverages	1.0
Biotechnology	9.8
Capital Markets	8.2
Chemicals	4.1
Communications Equipment	7.7
Computers & Peripherals	2.8
Consumer Finance	5.2
Energy Equipment & Services	7.3
Food & Staples Retailing	3.0
Health Care Equipment & Supplies	3.2
Health Care Providers & Services	10.4
Health Care Technology	1.4
Household Products	4.2
Internet Software & Services	9.1
IT Services	3.7
Machinery	2.1
Oil, Gas & Consumable Fuels	2.2
Semiconductors & Semiconductor Equipment	1.8
Software	1.8
Specialty Retail	2.0
Thrifts & Mortgage Finance	2.2
Wireless Telecommunication Services	2.3
Short-Term Investments	0.6
Total	100.2%

See accompanying Notes to Schedules of Investments

4

TCW Opportunity Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Airlines (0.7% of Net Assets)
23,100	Continental Airlines, Inc., Class B	958,419	*†

	Auto Components (0.5%)
30,100	Tenneco, Inc.	699,825	*

	Automobiles (0.9%)
128,500	Fleetwood Enterprises, Inc.	1,183,485	*†

	Biotechnology (4.5%)
283,000	Arena Pharmaceuticals, Inc.	3,613,910	*†
204,500	Exact Sciences Corp.	574,645	*
129,100	Human Genome Sciences, Inc.	1,520,798	*†
26,900	Millennium Pharmaceuticals, Inc.	298,590	*†
	Total Biotechnology	6,007,943

	Capital Markets (1.9%)
17,400	Cohen & Steers, Inc.	848,250
24,400	Piper Jaffray Companies, Inc.	1,682,136	*
	Total Capital Markets	2,530,386

	Chemicals (2.0%)
138,200	Chemtura Corp.	1,592,064
40,400	Spartech Corp.	1,132,008
	Total Chemicals	2,724,072

	Commercial Banks (0.7%)
36,400	TCF Financial Corp.	923,832	†

	Commercial Services & Supplies (4.1%)
75,600	Allied Waste Industries, Inc.	966,924	*
109,500	IKON Office Solutions, Inc.	1,631,550
106,500	On Assignment, Inc.	1,374,915	*
85,300	Tetra Tech, Inc.	1,533,694	*
	Total Commercial Services & Supplies	5,507,083

1

	Communications Equipment (2.3%)
441,600	3Com Corp.	1,722,240	*
97,700	Arris Group, Inc.	1,389,294	*
	Total Communications Equipment	3,111,534

	Computers & Peripherals (0.9%)
40,000	Cray, Inc.	464,000	*
205,800	Dot Hill Systems Corp.	786,156	*
	Total Computers & Peripherals	1,250,156

	Construction & Engineering (1.0%)
39,500	Shaw Group, Inc.	1,333,520	*

	Containers & Packaging (1.1%)
130,000	Smurfit-Stone Container Corp.	1,404,000	*

	Diversified Consumer Services (0.5%)
99,500	Home Solutions of America, Inc.	637,795	*†

	Diversified Telecommunication Services (1.3%)
358,800	Cincinnati Bell, Inc.	1,743,768	*

	Electrical Equipment (3.2%)
273,100	FuelCell Energy, Inc.	1,805,191	*†
296,600	GrafTech International, Ltd.	2,408,392	*
	Total Electrical Equipment	4,213,583

	Electronic Equipment & Instruments (1.8%)
62,800	American Technology Corp.	268,784	*†
79,700	Echelon Corp.	595,359	*†
457,890	Solectron Corp.	1,488,142	*
	Total Electronic Equipment & Instruments	2,352,285

	Energy Equipment & Services (1.3%)
9,400	FMC Technologies, Inc.	582,142	*
46,300	Key Energy Services, Inc.	761,635	*
11,200	Pride International, Inc.	322,672	*
	Total Energy Equipment & Services	1,666,449

2

	Food & Staples Retailing (1.4%)
128,370	Wild Oats Markets, Inc.	1,865,216	*†

	Food Products (2.8%)
95,600	Hain Celestial Group, Inc. (The)	2,810,640	*
104,800	Tasty Baking Co.	969,400
	Total Food Products	3,780,040

	Health Care Equipment & Supplies (3.4%)
107,500	Synovis Life Technologies, Inc.	1,327,625	*
179,000	Thoratec Corp.	3,223,790	*
	Total Health Care Equipment & Supplies	4,551,415

	Health Care Providers & Services (3.5%)
36,200	American Dental Partners, Inc.	769,250	*
59,300	Healthspring, Inc.	1,166,431	*
56,700	Kindred Healthcare, Inc.	1,627,290	*†
6,800	Manor Care, Inc.	362,032
97,900	NovaMed, Inc.	730,334	*
	Total Health Care Providers & Services	4,655,337

	Health Care Technology (2.2%)
151,700	Eclipsys Corp.	2,973,320	*

	Hotels, Restaurants, & Leisure (2.1%)
36,800	California Pizza Kitchen, Inc.	1,311,920	*
43,400	Luby’s, Inc.	470,022	*
181,100	Six Flags, Inc.	1,041,325	*†
	Total Hotels, Restaurants, & Leisure	2,823,267

	Household Durables (0.2%)
8,200	Hovnanian Enterprises, Inc.	272,978	*†

	Independent Power Producers & Energy Traders (1.3%)
254,700	Dynegy, Inc., Class A	1,795,635	*

3

	Insurance (2.6%)
62,500	AmCOMP, Inc.	672,500	*
90,166	Donegal Group, Inc., Class A	1,710,449
69,500	Phoenix Companies, Inc.	1,044,585
	Total Insurance	3,427,534

	IT Services (1.8%)
297,900	BearingPoint, Inc.	2,386,179	*†

	Life Science Tools & Services (0.9%)
113,100	Albany Molecular Research, Inc.	1,151,358	*

	Machinery (6.0%)
58,200	AGCO Corp.	1,977,054	*
98,400	Federal Signal Corp.	1,615,728
63,310	Lindsay Manufacturing Co.	2,012,625	†
73,000	Wabtec Corp.	2,337,460
	Total Machinery	7,942,867

	Marine (0.7%)
27,700	Kirby Corp.	983,627	*

	Media (3.5%)
71,500	4Kids Entertainment, Inc.	1,399,255	*
47,800	Interpublic Group of Companies, Inc. (The)	629,048	*†
160,435	Mediacom Communications Corp., Class A	1,272,250	*
58,000	Reader’s Digest Association, Inc. (The)	979,620
15,700	Regal Entertainment Group, Class A	353,250
	Total Media	4,633,423

	Metals & Mining (0.5%)
25,790	NN, Inc.	329,338
38,400	North American Palladium, Ltd.	309,120	*†
	Total Metals & Mining	638,458

	Multiline Retail (0.8%)
53,700	Saks, Inc.	1,007,412

4

	Multi-Utilities (1.7%)
62,400	Avista Corp.	1,569,360
18,100	NorthWestern Corp.	649,066
	Total Multi-Utilities	2,218,426

	Oil, Gas & Consumable Fuels (0.7%)
32,800	Brigham Exploration Co.	201,720	*
68,400	Warren Resources, Inc.	758,556	*†
	Total Oil, Gas & Consumable Fuels	960,276

	Paper & Forest Products (2.4%)
21,500	Bowater, Inc.	588,455	†
85,300	Buckeye Technologies, Inc.	1,021,041	*
95,600	Glatfelter Co.	1,547,764
	Total Paper & Forest Products	3,157,260

	Pharmaceuticals (0.9%)
28,000	Alpharma, Inc., Class A	771,400
25,600	Viropharma, Inc.	435,968	*
	Total Pharmaceuticals	1,207,368

	Real Estate Investment Trust (REITs) (4.0%)
143,948	Affordable Residential Communities, Inc.	1,577,668	*†
11,300	Crescent Real Estate Equities Co.	226,678
108,900	Equity Inns, Inc.	1,796,850
64,700	Medical Properties Trust, Inc.	1,011,261	†
58,800	Spirit Finance Corp.	736,176
	Total Real Estate Investment Trust (REITs)	5,348,633

	Road & Rail (0.8%)
69,700	RailAmerica, Inc.	1,129,837	*

	Semiconductors & Semiconductor Equipment (7.3%)
127,824	Brooks Automation, Inc.	1,779,310	*
81,400	Fairchild Semiconductor International, Inc.	1,449,734	*
176,200	Lattice Semiconductor Corp.	1,032,532	*
378,700	Mattson Technology, Inc.	3,298,477	*

5

122,800	Nanometrics, Inc.	992,224	*†
69,200	Photronics, Inc.	1,152,872	*
	Total Semiconductors & Semiconductor Equipment	9,705,149

	Software (1.1%)
103,300	Novell, Inc.	748,925	*
23,300	THQ, Inc.	705,990	*†
	Total Software	1,454,915

	Specialty Retail (3.9%)
334,500	Blockbuster, Inc., Class A	2,170,905	*†
75,500	Cost Plus, Inc.	777,650	*†
6,944	GameStop Corp., Class A	371,018	*†
16,700	Gymboree Corp.	722,943	*
176,000	Pier 1 Imports, Inc.	1,191,520	†
	Total Specialty Retail	5,234,036

	Textiles, Apparel & Luxury Goods (1.5%)
19,100	Hanesbrands, Inc.	488,578	*
52,000	Warnaco Group, Inc.	1,471,080	*
	Total Textiles, Apparel & Luxury Goods	1,959,658

	Thrifts & Mortgage Finance (4.8%)
191,700	Bank Mutual Corp.	2,262,060
134,268	Partners Trust Financial Group, Inc.	1,529,313
20,550	PFF Bancorp, Inc.	696,028
21,700	PMI Group, Inc. (The)	1,037,694
16,400	Triad Guaranty, Inc.	844,600	*†
	Total Thrifts & Mortgage Finance	6,369,695

	Wireless Telecommunication Services (1.0%)
134,300	Dobson Communications Corp., Class A	1,301,367	*
	Total Common Stock (Cost: $101,049,869) (92.5%)	123,182,821

6

Short-Term Investments
Money Market Investments (0.3%)
365,887	Merrimac Cash Fund—Premium Class, 5.109%	365,887	**

Principal
Amount
	Other Short-Term Investments (27.6%) ^
761,045	Bank of America, 5.27%, due 03/09/07	761,045	**
731,774	Bank of America, 5.32%, due 02/16/07	731,774	**
292,710	Bank of Nova Scotia, 5.29%, due 02/06/07	292,710	**
1,170,838	Bank of Nova Scotia, 5.3%, due 02/27/07	1,170,838	**
439,065	Barclays Bank PLC, 5.31%, due 02/20/07	439,065	**
731,774	Barclays Bank PLC, 5.31%, due 04/02/07	731,774	**
146,355	Barclays Bank PLC, 5.31%, due 04/09/07	146,355	**
731,774	Barclays Bank PLC, 5.32%, due 02/13/07	731,774	**
146,355	Barton Capital LLC, 5.26%, due 02/07/07	146,355	**
585,419	Barton Capital LLC, 5.262%, due 02/02/07	585,419	**
585,419	Barton Capital LLC, 5.266%, due 02/07/07	585,419	**
292,709	Barton Capital LLC, 5.282%, due 02/13/07	292,709	**
1,024,483	BNP Paribas, 5.28%, due 02/01/07	1,024,483	**
585,419	Calyon, 5.3%, due 02/05/07	585,419	**
585,419	Calyon, 5.31%, due 02/16/07	585,419	**
292,709	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	292,709	**
439,064	Charta LLC, 5.296%, due 02/26/07	439,064	**
292,709	Citigroup, Inc., 5.31%, due 03/16/07	292,709	**
292,709	Clipper Receivables Corp., 5.282%, due 02/23/07	292,709	**
439,064	Compass Securitization, 5.284%, due 02/12/07	439,064	**
292,709	Compass Securitization, 5.292%, due 02/22/07	292,709	**
292,709	CRC Funding LLC, 5.282%, due 03/08/07	292,709	**
439,064	CRC Funding LLC, 5.287%, due 03/07/07	439,064	**
292,709	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	292,709	**
585,419	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	585,419	**
585,419	Den Danske Bank, 5.285%, due 02/12/07	585,419	**
292,709	Deutsche Bank, 5.285%, due 02/02/07	292,709	**
439,064	Fairway Finance Company LLC, 5.273%, due 02/02/07	439,064	**
292,709	Fairway Finance Company LLC, 5.287%, due 02/16/07	292,709	**

7

286,282	Fairway Finance Company LLC, 5.293%, due 02/09/07	286,282	**
439,064	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	439,064	**
292,709	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	292,709	**
292,709	Fortis Bank, 5.26%, due 02/07/07	292,709	**
292,709	Fortis Bank, 5.285%, due 03/26/07	292,709	**
146,355	General Electric Capital Services, Inc., 5.285%, due 03/23/07	146,355	**
292,709	Greyhawk Funding, 5.281%, due 02/12/07	292,709	**
439,064	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	439,064	**
9,756,556	Investors Bank & Trust Depository Reserve, 3.60%	9,756,556
292,709	Jupiter Securitization Corp., 5.278%, due 02/09/07	292,709	**
146,355	Jupiter Securitization Corp., 5.287%, due 02/20/07	146,355	**
292,709	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	292,709	**
439,064	Lexington Parker Capital Co., 5.282%, due 02/06/07	439,064	**
146,355	Liberty Street Funding Corp., 5.286%, due 02/12/07	146,355	**
292,709	Lloyds TSB Bank, 5.3%, due 02/26/07	292,709	**
292,709	Marshall & Ilsley Bank, 5.3%, due 03/19/07	292,709	**
146,355	Morgan Stanley, 5.383%, due 08/01/07	146,355	**
292,709	Old Line Funding LLC, 5.285%, due 02/12/07	292,709	**
292,709	Paradigm Funding LLC, 5.294%, due 02/26/07	292,709	**
1,756,256	Rabobank Nederland, 5.28%, due 02/01/07	1,756,256	**
146,355	Rabobank Nederland, 5.28%, due 02/26/07	146,355	**
146,355	Ranger Funding, 5.285%, due 02/20/07	146,355	**
292,709	Ranger Funding, 5.287%, due 02/08/07	292,709	**
292,709	Ranger Funding, 5.328%, due 02/08/07	292,709	**
292,709	Regions Bank, 5.3%, due 04/23/07	292,709	**
585,419	Royal Bank of Canada, 5.31%, due 02/14/07	585,419	**
439,064	Royal Bank of Canada, 5.31%, due 02/15/07	439,064	**
292,709	Royal Bank of Scotland, 5.29%, due 02/09/07	292,709	**
292,709	Sheffield Receivables Corp., 5.272%, due 02/02/07	292,709	**
292,709	Sheffield Receivables Corp., 5.28%, due 02/06/07	292,709	**
439,064	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	439,064	**
1,029,032	Svenska Handlesbanken, 5.28%, due 02/01/07	1,029,032	**
146,355	Three Pillars Funding LLC, 5.293%, due 02/01/07	146,355	**

8

146,355	UBS AG, 5.28%, due 03/23/07	146,355	**
292,709	Variable Funding Capital Co., 5.271%, due 02/14/07	292,709	**
292,709	Yorktown Capital LLC, 5.282%, due 02/01/07	292,709	**
292,709	Yorktown Capital LLC, 5.286%, due 02/06/07	292,709	**
292,709	Yorktown Capital LLC, 5.287%, due 02/15/07	292,709	**
	Total Other Short-Term Investments	36,713,209

	Total Short-Term Investments (Cost: $37,079,096) (27.9%)	37,079,096

	Total Investments (Cost: $138,128,965) (120.4%)	160,261,917
	Liabilities in Excess of Other Assets (-20.4%)	(27,155,128)
	Net Assets (100.0%)	$133,106,789

Notes to the Schedule of Investments:

*	Non-income producing.

**	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Airlines	0.7%
Auto Components	0.5
Automobiles	0.9
Biotechnology	4.5
Capital Markets	1.9
Chemicals	2.0
Commercial Banks	0.7
Commercial Services & Supplies	4.1
Communications Equipment	2.3

9

Computers & Peripherals	0.9
Construction & Engineering	1.0
Containers & Packaging	1.1
Diversified Consumer Services	0.5
Diversified Telecommunication Services	1.3
Electrical Equipment	3.2
Electronic Equipment & Instruments	1.8
Energy Equipment & Services	1.3
Food & Staples Retailing	1.4
Food Products	2.8
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	3.5
Health Care Technology	2.2
Hotels, Restaurants, & Leisure	2.1
Household Durables	0.2
Independent Power Producers & Energy Traders	1.3
Insurance	2.6
IT Services	1.8
Life Science Tools & Services	0.9
Machinery	6.0
Marine	0.7
Media	3.5
Metals & Mining	0.5
Multiline Retail	0.8
Multi-Utilities	1.7
Oil, Gas & Consumable Fuels	0.7
Paper & Forest Products	2.4
Pharmaceuticals	0.9
Real Estate Investment Trust (REITs)	4.0
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	7.3
Software	1.1
Specialty Retail	3.9
Textiles, Apparel & Luxury Goods	1.5
Thrifts & Mortgage Finance	4.8
Wireless Telecommunication Services	1.0
Short-Term Investments	27.9
Total	120.4%

See accompanying Notes to Schedules of Investments

10

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Air Freight & Logistics (4.6% of Net Assets)
1,509,359	C.H. Robinson Worldwide, Inc.	80,071,495	†
1,915,166	Expeditors International of Washington, Inc.	81,758,436
	Total Air Freight & Logistics	161,829,931

	Biotechnology (9.1%)
500,523	Amgen, Inc.	35,221,803	*
2,007,936	Genentech, Inc.	175,433,368	*
1,603,600	Genzyme Corp.	105,404,628	*
	Total Biotechnology	316,059,799

	Commercial Banks (3.8%)
3,961,261	Commerce Bancorp, Inc.	133,811,397	†

	Communications Equipment (8.3%)
7,635,296	Qualcomm, Inc.	287,545,247

	Computers & Peripherals (7.6%)
2,236,425	Dell, Inc.	54,233,306	*
5,590,745	Network Appliance, Inc.	210,212,012	*
	Total Computers & Peripherals	264,445,318

	Consumer Finance (5.2%)
3,939,000	SLM Corp.	181,036,440

	Energy Equipment & Services (6.7%)
3,705,196	Schlumberger, Ltd.	235,242,894

	Food & Staples Retailing (1.7%)
1,297,473	Walgreen Co.	58,775,527†

	Health Care Equipment & Supplies (4.3%)
2,066,585	Varian Medical Systems, Inc.	95,331,566	*
646,500	Zimmer Holdings, Inc.	54,448,230	*†
	Total Health Care Equipment & Supplies	149,779,796

1

	Health Care Providers & Services (2.4%)
1,054,700	WellPoint, Inc.	82,667,386	*

	Health Care Technology (1.6%)
1,223,803	Cerner Corp.	54,985,469	*†

	Household Durables (3.0%)
3,019,258	Pulte Homes, Inc.	103,681,320	†

	Industrial Conglomerates (2.9%)
2,826,375	General Electric Co.	101,890,819

	Insurance (7.6%)
818,353	American International Group, Inc.	56,016,263
9,040,498	Progressive Corp. (The)	209,649,149
	Total Insurance	265,665,412

	Internet & Catalog Retail (4.6%)
4,238,568	Amazon.com, Inc.	159,666,857	*†

	Internet Software & Services (12.8%)
4,489,628	eBay, Inc.	145,419,051	*
500,855	Google, Inc., Class A	251,078,611	*
1,799,570	Yahoo!, Inc.	50,945,827	*
	Total Internet Software & Services	447,443,489

	Software (5.3%)
1,522,797	Autodesk, Inc.	66,576,685	*
2,684,518	Salesforce.com, Inc.	117,662,424	*†
	Total Software	184,239,109

	Thrifts & Mortgage Finance (5.1%)
4,067,800	Countrywide Financial Corp.	176,867,944
	Total Common Stock (Cost: $2,737,558,623) (96.6%)	3,365,634,154

2

Short-Term Investments
Money Market Investments (0.2%)
5,787,780	Merrimac Cash Fund—Premium Class, 5.109%	5,787,780	**

Principal
Amount
	Other Short-Term Investments (14.6%) ^
12,038,584	Bank of America, 5.27%, due 03/09/07	12,038,584	**
11,575,561	Bank of America, 5.32%, due 02/16/07	11,575,561	**
4,630,225	Bank of Nova Scotia, 5.29%, due 02/06/07	4,630,225	**
18,520,898	Bank of Nova Scotia, 5.3%, due 02/27/07	18,520,898	**
6,945,337	Barclays Bank PLC, 5.31%, due 02/20/07	6,945,337	**
11,575,561	Barclays Bank PLC, 5.31%, due 04/02/07	11,575,561	**
2,315,113	Barclays Bank PLC, 5.31%, due 04/09/07	2,315,113	**
11,575,561	Barclays Bank PLC, 5.32%, due 02/13/07	11,575,561	**
2,315,112	Barton Capital LLC, 5.26%, due 02/07/07	2,315,112	**
9,260,449	Barton Capital LLC, 5.262%, due 02/02/07	9,260,449	**
9,260,449	Barton Capital LLC, 5.266%, due 02/07/07	9,260,449	**
4,630,224	Barton Capital LLC, 5.282%, due 02/13/07	4,630,224	**
16,205,785	BNP Paribas, 5.28%, due 02/01/07	16,205,785	**
9,260,448	Calyon, 5.3%, due 02/05/07	9,260,448	**
9,260,448	Calyon, 5.31%, due 02/16/07	9,260,448	**
4,630,224	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	4,630,224	**
6,945,336	Charta LLC, 5.296%, due 02/26/07	6,945,336	**
4,630,224	Citigroup, Inc., 5.31%, due 03/16/07	4,630,224	**
4,630,224	Clipper Receivables Corp., 5.282%, due 02/23/07	4,630,224	**
6,945,336	Compass Securitization, 5.284%, due 02/12/07	6,945,336	**
4,630,224	Compass Securitization, 5.292%, due 02/22/07	4,630,224	**
4,630,224	CRC Funding LLC, 5.282%, due 03/08/07	4,630,224	**
6,945,336	CRC Funding LLC, 5.287%, due 03/07/07	6,945,336	**
4,630,224	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	4,630,224	**
9,260,448	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	9,260,448	**
9,260,448	Den Danske Bank, 5.285%, due 02/12/07	9,260,448	**
4,630,224	Deutsche Bank, 5.285%, due 02/02/07	4,630,224	**
6,945,336	Fairway Finance Company LLC, 5.273%, due 02/02/07	6,945,336	**

3

4,630,224	Fairway Finance Company LLC, 5.287%, due 02/16/07	4,630,224	**
4,528,552	Fairway Finance Company LLC, 5.293%, due 02/09/07	4,528,552	**
6,945,336	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	6,945,336	**
4,630,224	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	4,630,224	**
4,630,224	Fortis Bank, 5.26%, due 02/07/07	4,630,224	**
4,630,224	Fortis Bank, 5.285%, due 03/26/07	4,630,224	**
2,315,112	General Electric Capital Services, Inc., 5.285%, due 03/23/07	2,315,112	**
4,630,224	Greyhawk Funding, 5.281%, due 02/12/07	4,630,224	**
6,945,336	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	6,945,336	**
81,821,015	Investors Bank & Trust Depository Reserve, 3.60%	81,821,015
4,630,224	Jupiter Securitization Corp., 5.278%, due 02/09/07	4,630,224	**
2,315,112	Jupiter Securitization Corp., 5.287%, due 02/20/07	2,315,112	**
4,630,224	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	4,630,224	**
6,945,336	Lexington Parker Capital Co., 5.282%, due 02/06/07	6,945,336	**
2,315,112	Liberty Street Funding Corp., 5.286%, due 02/12/07	2,315,112	**
4,630,224	Lloyds TSB Bank, 5.3%, due 02/26/07	4,630,224	**
4,630,224	Marshall & Ilsley Bank, 5.3%, due 03/19/07	4,630,224	**
2,315,112	Morgan Stanley, 5.383%, due 08/01/07	2,315,112	**
4,630,224	Old Line Funding LLC, 5.285%, due 02/12/07	4,630,224	**
4,630,224	Paradigm Funding LLC, 5.294%, due 02/26/07	4,630,224	**
27,781,345	Rabobank Nederland, 5.28%, due 02/01/07	27,781,345	**
2,315,112	Rabobank Nederland, 5.28%, due 02/26/07	2,315,112	**
2,315,112	Ranger Funding, 5.285%, due 02/20/07	2,315,112	**
4,630,224	Ranger Funding, 5.287%, due 02/08/07	4,630,224	**
4,630,224	Ranger Funding, 5.328%, due 02/08/07	4,630,224	**
4,630,224	Regions Bank, 5.3%, due 04/23/07	4,630,224	**
9,260,448	Royal Bank of Canada, 5.31%, due 02/14/07	9,260,448	**
6,945,336	Royal Bank of Canada, 5.31%, due 02/15/07	6,945,336	**
4,630,224	Royal Bank of Scotland, 5.29%, due 02/09/07	4,630,224	**
4,630,224	Sheffield Receivables Corp., 5.272%, due 02/02/07	4,630,224	**
4,630,224	Sheffield Receivables Corp., 5.28%, due 02/06/07	4,630,224	**
6,945,336	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	6,945,336	**

4

16,277,751	Svenska Handlesbanken, 5.28%, due 02/01/07	16,277,751	**
2,315,112	Three Pillars Funding LLC, 5.293%, due 02/01/07	2,315,112	**
2,315,112	UBS AG, 5.28%, due 03/23/07	2,315,112	**
4,630,224	Variable Funding Capital Co., 5.271%, due 02/14/07	4,630,224	**
4,630,224	Yorktown Capital LLC, 5.282%, due 02/01/07	4,630,224	**
4,630,224	Yorktown Capital LLC, 5.286%, due 02/06/07	4,630,224	**
4,630,224	Yorktown Capital LLC, 5.287%, due 02/15/07	4,630,224	**
	Total Other Short-Term Investments	508,234,954

	Total Short-Term Investments (Cost: $514,022,734) (14.8%)	514,022,734

	Total Investments (Cost: $3,251,581,357) (111.4%)	3,879,656,888
	Liabilities in Excess of Other Assets (-11.4%)	(397,254,941)
	Net Assets (100.0%)	$3,482,401,947

Notes to the Schedule of Investments:

*	Non-income producing.

**	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Air Freight & Logistics	4.6%
Biotechnology	9.1
Commercial Banks	3.8
Communications Equipment	8.3
Computers & Peripherals	7.6
Consumer Finance	5.2
Energy Equipment & Services	6.7

5

Food & Staples Retailing	1.7
Health Care Equipment & Supplies	4.3
Health Care Providers & Services	2.4
Health Care Technology	1.6
Household Durables	3.0
Industrial Conglomerates	2.9
Insurance	7.6
Internet & Catalog Retail	4.6
Internet Software & Services	12.8
Software	5.3
Thrifts & Mortgage Finance	5.1
Short-Term Investments	14.8
Total	111.4%

See accompanying Notes to Schedules of Investments

6

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (0.3% of Net Assets)
7,800	AeroVironment, Inc.	178,386	*†

	Beverages (2.0%)
31,680	Hansen Natural Corp.	1,206,691	*

	Biotechnology (5.2%)
23,100	Arena Pharmaceuticals, Inc.	294,987	*†
77,765	CV Therapeutics, Inc.	1,049,050	*†
17,900	Keryx Biopharmaceuticals, Inc.	204,239	*
23,460	Mannkind Corp.	388,498	*†
43,900	Novacea, Inc.	305,983	*
34,570	Onyx Pharmaceuticals, Inc.	409,654	*†
13,200	Vertex Pharmaceuticals, Inc.	466,620	*
	Total Biotechnology	3,119,031

	Capital Markets (3.3%)
14,700	GFI Group, Inc.	940,506	*†
16,300	SEI Investments Co.	1,015,979
	Total Capital Markets	1,956,485

	Chemicals (1.5%)
44,800	Symyx Technologies, Inc.	870,016	*

	Commercial Services & Supplies (8.3%)
14,700	Advisory Board Co.	827,757	*
13,800	Clean Harbors, Inc.	740,232	*
15,225	Corporate Executive Board Co.	1,381,364
12,600	Monster Worldwide, Inc.	622,566	*
43,160	Resources Connection, Inc.	1,355,224	*
	Total Commercial Services & Supplies	4,927,143

	Construction & Engineering (1.1%)
12,600	Foster Wheeler, Ltd.	673,722	*

1

	Diversified Consumer Services (2.0%)
13,125	Bright Horizons Family Solutions, Inc.	514,106	*
24,600	Capella Education Co.	699,132	*
	Total Diversified Consumer Services	1,213,238

	Electrical Equipment (2.5%)
43,300	Energy Conversion Devices, Inc.	1,491,685	*†

	Energy Equipment & Services (2.6%)
14,200	Dril-Quip, Inc.	528,240	*
11,300	FMC Technologies, Inc.	699,809	*
5,500	National-Oilwell Varco, Inc.	333,520	*†
	Total Energy Equipment & Services	1,561,569

	Health Care Equipment & Supplies (10.4%)
32,340	Abaxis, Inc.	698,544	*†
102,105	Dexcom, Inc.	908,734	*†
46,315	IntraLase Corp.	1,139,349	*
25,300	Kinetic Concepts, Inc.	1,244,507	*
25,200	Palomar Medical Technologies, Inc.	1,253,952	*†
28,195	SonoSite, Inc.	916,337	*
	Total Health Care Equipment & Supplies	6,161,423

	Health Care Providers & Services (1.4%)
20,200	Sierra Health Services, Inc.	812,040	*

	Hotels, Restaurants, & Leisure (6.6%)
15,740	Buffalo Wild Wings, Inc.	800,851	*†
18,200	Ctrip.com International, Ltd. (ADR)	1,294,202
14,500	Home Inns & Hotels Management, Inc. (ADR)	648,730	*
30,200	P.F. Chang’s China Bistro, Inc.	1,196,222	*†
	Total Hotels, Restaurants, & Leisure	3,940,005

	Insurance (8.8%)
29,795	eHealth, Inc.	656,682	*
56,210	First Mercury Financial Corp.	1,230,999	*
34,500	Hub International, Ltd.	1,130,220
62,185	National Interstate Corp.	1,674,642	†
15,800	Tower Group, Inc.	530,880
	Total Insurance	5,223,423

2

	Internet & Catalog Retail (1.2%)
30,100	Netflix, Inc.	686,280	*†

	Internet Software & Services (5.1%)
10,900	Equinix, Inc.	916,363	*†
32,000	j2 Global Communications, Inc.	847,360	*†
36,100	SINA Corp.	1,291,297	*
	Total Internet Software & Services	3,055,020

	IT Services (4.5%)
18,900	Alliance Data Systems Corp.	1,283,877	*†
10,900	CheckFree Corp.	451,587	*
11,200	Cognizant Technology Solutions Corp., Class A	955,248	*
	Total IT Services	2,690,712

	Machinery (4.0%)
25,850	Bucyrus International, Inc., Class A	1,199,699
71,700	Chart Industries, Inc.	1,150,068	*
	Total Machinery	2,349,767

	Media (2.6%)
18,500	Focus Media Holding, Ltd. (ADR)	1,529,210	*

	Metals & Mining (0.8%)
30,600	Gammon Lake Resources, Inc.	484,092	*†

	Oil, Gas & Consumable Fuels (6.8%)
23,000	Frontier Oil Corp.	653,430
24,000	Plains Exploration & Production Co.	1,157,760	*
20,200	Quicksilver Resources, Inc.	801,132	*†
4,700	Ultra Petroleum Corp.	245,340	*
26,580	Whiting Petroleum Corp.	1,211,251	*†
	Total Oil, Gas & Consumable Fuels	4,068,913

	Pharmaceuticals (2.1%)
21,200	AtheroGenics, Inc.	250,160	*†
69,200	Salix Pharmaceuticals, Ltd.	982,640	*
	Total Pharmaceuticals	1,232,800

3

	Semiconductors & Semiconductor Equipment (5.1%)
25,700	FormFactor, Inc.	1,044,705	*
19,450	Hittite Microwave Corp.	676,471	*
17,205	Silicon Laboratories, Inc.	552,453	*
21,100	Supertex, Inc.	787,874	*
	Total Semiconductors & Semiconductor Equipment	3,061,503

	Software (10.6%)
20,900	ANSYS, Inc.	1,042,701	*
156,515	Opsware, Inc.	1,252,120	*†
36,100	Smith Micro Software, Inc.	492,404	*
71,400	Take-Two Interactive Software, Inc.	1,240,932	*†
57,400	Ultimate Software Group, Inc.	1,399,412	*
38,700	Witness Systems, Inc.	876,168	*
	Total Software	6,303,737

	Total Common Stock (Cost: $49,285,744) (98.8%)	58,796,891

	Short-Term Investments
	Money Market Investments (0.3%)
177,675	Merrimac Cash Fund—Premium Class, 5.109%	177,675	**

Principal
Amount
	Other Short-Term Investments (22.9%) ^
369,566	Bank of America, 5.27%, due 03/09/07	369,566	**
355,352	Bank of America, 5.32%, due 02/16/07	355,352	**
142,141	Bank of Nova Scotia, 5.29%, due 02/06/07	142,141	**
568,562	Bank of Nova Scotia, 5.3%, due 02/27/07	568,562	**
213,211	Barclays Bank PLC, 5.31%, due 02/20/07	213,211	**
355,352	Barclays Bank PLC, 5.31%, due 04/02/07	355,352	**
71,071	Barclays Bank PLC, 5.31%, due 04/09/07	71,071	**
355,352	Barclays Bank PLC, 5.32%, due 02/13/07	355,352	**
71,071	Barton Capital LLC, 5.26%, due 02/07/07	71,071	**
284,282	Barton Capital LLC, 5.262%, due 02/02/07	284,282	**

4

284,282	Barton Capital LLC, 5.266%, due 02/07/07	284,282	**
142,140	Barton Capital LLC, 5.282%, due 02/13/07	142,140	**
497,491	BNP Paribas, 5.28%, due 02/01/07	497,491	**
284,281	Calyon, 5.3%, due 02/05/07	284,281	**
284,281	Calyon, 5.31%, due 02/16/07	284,281	**
142,140	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	142,140	**
213,210	Charta LLC, 5.296%, due 02/26/07	213,210	**
142,140	Citigroup, Inc., 5.31%, due 03/16/07	142,140	**
142,140	Clipper Receivables Corp., 5.282%, due 02/23/07	142,140	**
213,210	Compass Securitization, 5.284%, due 02/12/07	213,210	**
142,140	Compass Securitization, 5.292%, due 02/22/07	142,140	**
142,140	CRC Funding LLC, 5.282%, due 03/08/07	142,140	**
213,210	CRC Funding LLC, 5.287%, due 03/07/07	213,210	**
142,140	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	142,140	**
284,281	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	284,281	**
284,281	Den Danske Bank, 5.285%, due 02/12/07	284,281	**
142,140	Deutsche Bank, 5.285%, due 02/02/07	142,140	**
213,210	Fairway Finance Company LLC, 5.273%, due 02/02/07	213,210	**
142,140	Fairway Finance Company LLC, 5.287%, due 02/16/07	142,140	**
139,019	Fairway Finance Company LLC, 5.293%, due 02/09/07	139,019	**
213,210	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	213,210	**
142,140	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	142,140	**
142,140	Fortis Bank, 5.26%, due 02/07/07	142,140	**
142,140	Fortis Bank, 5.285%, due 03/26/07	142,140	**
71,070	General Electric Capital Services, Inc., 5.285%, due 03/23/07	71,070	**
142,140	Greyhawk Funding, 5.281%, due 02/12/07	142,140	**
213,210	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	213,210	**
565,879	Investors Bank & Trust Depository Reserve, 3.60%	565,879
142,140	Jupiter Securitization Corp., 5.278%, due 02/09/07	142,140	**
71,070	Jupiter Securitization Corp., 5.287%, due 02/20/07	71,070	**
142,140	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	142,140	**

5

213,210	Lexington Parker Capital Co., 5.282%, due 02/06/07	213,210	**
71,070	Liberty Street Funding Corp., 5.286%, due 02/12/07	71,070	**
142,140	Lloyds TSB Bank, 5.3%, due 02/26/07	142,140	**
142,140	Marshall & Ilsley Bank, 5.3%, due 03/19/07	142,140	**
71,070	Morgan Stanley, 5.383%, due 08/01/07	71,070	**
142,140	Old Line Funding LLC, 5.285%, due 02/12/07	142,140	**
142,140	Paradigm Funding LLC, 5.294%, due 02/26/07	142,140	**
852,842	Rabobank Nederland, 5.28%, due 02/01/07	852,842	**
71,070	Rabobank Nederland, 5.28%, due 02/26/07	71,070	**
71,070	Ranger Funding, 5.285%, due 02/20/07	71,070	**
142,140	Ranger Funding, 5.287%, due 02/08/07	142,140	**
142,140	Ranger Funding, 5.328%, due 02/08/07	142,140	**
142,140	Regions Bank, 5.3%, due 04/23/07	142,140	**
284,281	Royal Bank of Canada, 5.31%, due 02/14/07	284,281	**
213,210	Royal Bank of Canada, 5.31%, due 02/15/07	213,210	**
142,140	Royal Bank of Scotland, 5.29%, due 02/09/07	142,140	**
142,140	Sheffield Receivables Corp., 5.272%, due 02/02/07	142,140	**
142,140	Sheffield Receivables Corp., 5.28%, due 02/06/07	142,140	**
213,210	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	213,210	**
499,700	Svenska Handlesbanken, 5.28%, due 02/01/07	499,700	**
71,070	Three Pillars Funding LLC, 5.293%, due 02/01/07	71,070	**
71,070	UBS AG, 5.28%, due 03/23/07	71,070	**
142,140	Variable Funding Capital Co., 5.271%, due 02/14/07	142,140	**
142,140	Yorktown Capital LLC, 5.282%, due 02/01/07	142,140	**
142,140	Yorktown Capital LLC, 5.286%, due 02/06/07	142,140	**
142,140	Yorktown Capital LLC, 5.287%, due 02/15/07	142,140	**
	Total Other Short-Term Investments	13,656,088

	Total Short-Term Investments (Cost: $13,833,763) (23.2%)	13,833,763

	Total Investments (Cost: $63,119,507) (122.0%)	72,630,654
	Liabilities in Excess of Other Assets (-22.0%)	(13,084,186)
	Net Assets (100.0%)	$59,546,468

6

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

**		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.3%
Beverages	2.0
Biotechnology	5.2
Capital Markets	3.3
Chemicals	1.5
Commercial Services & Supplies	8.3
Construction & Engineering	1.1
Diversified Consumer Services	2.0
Electrical Equipment	2.5
Energy Equipment & Services	2.6
Health Care Equipment & Supplies	10.4
Health Care Providers & Services	1.4
Hotels, Restaurants, & Leisure	6.6
Insurance	8.8
Internet & Catalog Retail	1.2
Internet Software & Services	5.1
IT Services	4.5
Machinery	4.0
Media	2.6
Metals & Mining	0.8
Oil, Gas & Consumable Fuels	6.8

7

Pharmaceuticals	2.1
Semiconductors & Semiconductor Equipment	5.1
Software	10.6
Short-Term Investments	23.2
Total	122.0%

See accompanying Notes to Schedules of Investments

8

TCW Value Added Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (2.1% of Net Assets)
6,770	Ducommun, Inc.	152,393	*
2,400	Esterline Technologies Corp.	95,928	*
4,872	Herley Industries, Inc.	81,168	*
11,068	Hexcel Corp.	212,948	*†
	Total Aerospace & Defense	542,437

	Auto Components (0.6%)
3,300	Gentex Corp.	57,717
1,950	Modine Manufacturing Co.	51,012
1,632	Sauer-Danfoss, Inc.	56,206
	Total Auto Components	164,935

	Automobiles (1.7%)
18,070	Monaco Coach Corp.	272,496
5,100	Winnebago Industries, Inc.	171,054	†
	Total Automobiles	443,550

	Building Products (0.1%)
2,150	PGT, Inc.	26,810	*

	Chemicals (4.0%)
4,276	American Vanguard Corp.	71,495
3,620	Arch Chemicals, Inc.	122,103
2,000	Cabot Corp.	89,480
12,183	Chemtura Corp.	140,348
10,279	Ferro Corp.	219,045	†
7,550	Georgia Gulf Corp.	157,115
9,528	Material Sciences Corp.	112,621	*
4,100	Nova Chemicals Corp.	125,542	†
	Total Chemicals	1,037,749

	Commercial Banks (3.8%)
4,738	Access National Corp.	45,343
2,150	Cadence Financial Corp.	45,580
2,995	Chittenden Corp.	91,228
3,000	CoBiz, Inc.	61,860

1

4,100	Dearborn Bancorp, Inc.	72,037	*
700	Eastern Virginia Bankshares, Inc.	16,135
3,631	Fulton Financial Corp.	58,096
1,420	Greene County Bancshares, Inc.	52,128
10,750	Investor Bancorp, Inc.	165,765	*
2,800	Porter Bancorp, Inc.	61,320
7,575	Sterling Bancorp	140,895
9,007	Superior Bancorp	100,968	*†
1,585	Washington Trust Bancorp, Inc.	43,587
1,600	WSB Financial Group, Inc.	31,120	*
	Total Commercial Banks	986,062

	Commercial Services & Supplies (4.2%)
3,500	ACCO Brands Corp.	84,455	*
8,580	Bowne & Co., Inc.	129,043
4,185	FTI Consulting, Inc.	114,711	*
2,870	Herman Miller, Inc.	107,912
5,700	Knoll, Inc.	125,343
4,500	Korn/Ferry International	107,460	*†
3,919	Schawk, Inc.	69,641
5,075	Steelcase, Inc.	99,419
9,660	Tetra Tech, Inc.	173,687	*
7,148	TRC Companies, Inc.	73,767	*
	Total Commercial Services & Supplies	1,085,438

	Communications Equipment (4.6%)
7,450	ADC Telecommunications, Inc.	120,243	*
7,000	Andrew Corp.	74,340	*
4,725	Dycom Industries, Inc.	106,927	*
8,450	Plantronics, Inc.	166,465
23,726	Powerwave Technologies, Inc.	138,560	*
12,266	SafeNet, Inc.	306,773	*
9,690	Symmetricom, Inc.	82,753	*
10,350	Tekelec	159,390	*
20,925	WJ Communications, Inc.	32,852	*
	Total Communications Equipment	1,188,303

	Computers & Peripherals (1.4%)
4,700	Adaptec, Inc.	16,920	*
8,250	Brocade Communications Systems, Inc.	70,785	*
3,000	Cray, Inc.	34,800	*

2

15,090	Dot Hill Systems Corp.	57,644	*
2,850	Electronics for Imaging, Inc.	65,692	*
5,600	Hutchinson Technology, Inc.	124,432	*
	Total Computers & Peripherals	370,273

	Construction & Engineering (1.3%)
7,883	Insituform Technologies, Inc., Class A	220,015	*
22,881	Modtech Holdings, Inc.	106,854	*
	Total Construction & Engineering	326,869

	Containers & Packaging (0.8%)
4,375	Chesapeake Corp.	76,825
7,147	Myers Industries, Inc.	123,071
	Total Containers & Packaging	199,896

	Diversified Consumer Services (0.8%)
10,810	Corinthian Colleges, Inc.	141,179	*
2,400	Princeton Review, Inc. (The)	12,336	*
1,545	Sotheby’s Holdings, Inc.	57,289
	Total Diversified Consumer Services	210,804

	Electrical Equipment (0.7%)
2,205	Powell Industries, Inc.	70,825	*
15,400	Power-One, Inc.	113,806	*
	Total Electrical Equipment	184,631

	Electronic Equipment & Instruments (11.1%)
4,000	Aeroflex, Inc.	47,840	*
24,070	Bell Microproducts, Inc.	173,785	*
3,445	Coherent, Inc.	105,934	*
3,890	CTS Corp.	60,295
2,000	DTS, Inc.	49,060	*
8,355	Electro Scientific Industries, Inc.	175,371	*
4,150	Faro Technologies, Inc.	102,837	*
16,875	GSI Lumonics, Inc.	141,581	*
10,650	Keithley Instruments, Inc.	149,845
35,410	KEMET Corp.	266,991	*
8,149	LeCroy Corp.	76,193	*†
4,700	Littelfuse, Inc.	147,533	*
2,235	Maxwell Technologies, Inc.	27,312	*†

3

7,980	Mercury Computer Systems, Inc.	103,102	*
11,290	Merix Corp.	97,320	*
4,774	Multi-Fineline Electronix, Inc.	84,738	*†
4,800	Netlist, Inc.	45,600	*
4,460	Newport Corp.	89,022	*
3,896	Park Electrochemical Corp.	103,984
6,500	Paxar Corp.	142,870	*
5,535	Planar Systems, Inc.	57,619	*
7,300	Radisys Corp.	122,713	*
4,372	Smart Modular Technologies, Inc.	54,300	*
16,400	TTM Technologies, Inc.	175,644	*
19,406	Vishay Intertechnology, Inc.	254,995	*
	Total Electronic Equipment & Instruments	2,856,484

	Energy Equipment & Services (2.7%)
2,974	Allis-Chalmers Energy, Inc.	52,491	*†
5,963	Cal Dive International, Inc.	73,762	*
2,040	Gulf Island Fabrication, Inc.	74,011
3,350	Hercules Offshore, Inc.	88,574	*
4,700	Input/Output, Inc.	64,343	*
3,700	Key Energy Services, Inc.	60,865	*
19,513	Newpark Resources, Inc.	123,322	*
2,500	Pride International, Inc.	72,025	*
3,600	Superior Well Services, Inc.	81,864	*
	Total Energy Equipment & Services	691,257

	Food Products (1.7%)
900	American Italian Pasta Co., Class A	9,270	*
8,150	Pilgrim’s Pride Corp.	258,110
4,950	Sanderson Farms, Inc.	156,519	†
	Total Food Products	423,899

	Health Care Equipment & Supplies (1.6%)
2,700	Analogic Corp.	158,544
4,800	Foxhollow Technologies, Inc.	98,544	*
5,052	SonoSite, Inc.	164,190	*
	Total Health Care Equipment & Supplies	421,278

	Health Care Providers & Services (2.5%)
8,050	Assisted Living Concepts, Inc., Class A	87,986	*

4

2,600	Chemed Corp.	94,900
9,650	Kindred Healthcare, Inc.	276,955	*†
5,150	LifePoint Hospitals, Inc.	174,997	*
	Total Health Care Providers & Services	634,838

	Health Care Technology (0.8%)
17,600	Dendrite International, Inc.	192,016	*

	Hotels, Restaurants, & Leisure (2.1%)
7,563	Applebee’s International, Inc.	190,890	†
2,700	Cheesecake Factory, Inc. (The)	74,601	*
6,753	Morton’s Restaurant Group, Inc.	126,349	*
3,145	Ruby Tuesday, Inc.	89,978
3,351	Steak & Shake Co. (The)	59,112	*
	Total Hotels, Restaurants, & Leisure	540,930

	Industrial Conglomerates (0.5%)
1,520	Standex International Corp.	44,293
3,560	Tredegar Corp.	81,773
	Total Industrial Conglomerates	126,066

	Insurance (2.1%)
7,350	Aspen Insurance Holdings, Ltd.	188,307
17,027	CRM Holdings, Ltd.	146,262	*
2,700	Employers Holdings, Inc.	53,919	*
1,100	Endurance Specialty Holdings, Ltd.	37,400
2,750	Max Reinsurance Capital, Ltd.	66,000
2,803	ProCentury Corp.	55,079
	Total Insurance	546,967

	Internet & Catalog Retail (1.3%)
24,566	1-800-FLOWERS.COM, Inc.	173,436	*
6,932	dELiA*s, Inc.	71,469	*
7,590	ValueVision Media, Inc.	93,053	*
	Total Internet & Catalog Retail	337,958

	Internet Software & Services (0.7%)
14,113	Internet Capital Group, Inc.	157,078	*
2,884	Saba Software, Inc.	21,255	*
	Total Internet Software & Services	178,333

5

	IT Services (0.9%)
8,350	AnswerThink, Inc.	26,469	*
6,325	BISYS Group, Inc.	80,770	*
7,435	Computer Task Group, Inc.	34,944	*
7,450	Keane, Inc.	90,666	*
	Total IT Services	232,849

	Leisure Equipment & Products (1.1%)
11,390	Callaway Golf Co.	188,163
7,450	K2, Inc.	89,996	*
	Total Leisure Equipment & Products	278,159

	Life Science Tools & Services (0.6%)
4,575	Caliper Life Sciences, Inc.	27,450	*
2,335	Varian, Inc.	124,946	*
	Total Life Science Tools & Services	152,396

	Machinery (3.8%)
2,700	A.S.V., Inc.	45,765	*†
1,700	Actuant Corp., Class A	84,643
1,853	CIRCOR International, Inc.	66,875
7,670	Federal Signal Corp.	125,941
6,750	Flow International Corp.	78,840	*†
6,080	Greenbrier Companies, Inc. (The)	175,530
1,170	Kaydon Corp.	50,427
6,467	Lydall, Inc.	86,593	*
11,511	Mueller Water Products, Inc., Class A	158,276
1,100	Robbins & Myers, Inc.	47,828	†
1,350	Trinity Industries, Inc.	51,637
	Total Machinery	972,355

	Media (1.2%)
3,257	Alloy, Inc.	38,661	*
2,650	Meredith Corp.	156,244
3,535	Scholastic Corp.	124,962	*
	Total Media	319,867

6

	Metals & Mining (0.5%)
2,400	Claymont Steel Holdings, Inc.	44,760	*
7,020	NN, Inc.	89,645
	Total Metals & Mining	134,405

	Multiline Retail (0.6%)
8,651	Saks, Inc.	162,293

	Oil, Gas & Consumable Fuels (1.5%)
5,750	Brigham Exploration Co.	35,362	*
1,850	CNX Gas Corp.	47,323	*†
3,300	Comstock Resources, Inc.	105,435	*
12,100	Kodiak Oil & Gas Corp.	55,539	*
7,750	Petrohawk Energy Corp.	89,435	*
5,650	Quest Resource Corp.	51,189	*
	Total Oil, Gas & Consumable Fuels	384,283

	Pharmaceuticals (1.3%)
10,450	Par Pharmaceutical Companies, Inc.	275,671	*
3,900	Perrigo Co.	67,392
	Total Pharmaceuticals	343,063

	Road & Rail (0.2%)
4,240	Covenant Transport, Inc.	49,566	*

	Semiconductors & Semiconductor Equipment (18.1%)
4,000	Actions Semiconductor Co., Ltd. (ADR)	32,000	*
24,550	Advanced Analogic Technologies, Inc.	139,198	*
15,341	AMIS Holdings, Inc.	158,626	*
5,265	ATMI, Inc.	176,062	*
27,265	Axcelis Technologies, Inc.	175,587	*
1,800	AXT, Inc.	8,622	*
17,955	Brooks Automation, Inc.	249,934	*
9,300	Cascade Microtech, Inc.	134,106	*
3,650	ChipMOS TECHNOLOGIES, Ltd.	26,426	*
6,268	Cohu, Inc.	125,360
23,276	Entegris, Inc.	249,751	*
7,990	Exar Corp.	104,669	*
6,705	FEI Co.	168,698	*

7

10,075	FSI International, Inc.	49,367	*
7,375	Integrated Device Technology, Inc.	111,584	*
5,690	International Rectifier Corp.	237,444	*
14,980	Kulicke & Soffa Industries, Inc.	139,014	*
31,268	Lattice Semiconductor Corp.	183,230	*
38,250	LTX Corp.	201,960	*
10,197	Mattson Technology, Inc.	88,816	*
9,400	Microsemi Corp.	171,080	*
8,495	MKS Instruments, Inc.	185,786	*
4,350	Netlogic Microsystems, Inc.	103,878	*
2,600	Novellus Systems, Inc.	80,158	*
10,496	Pericom Semiconductor Corp.	104,645	*
24,143	RF Micro Devices, Inc.	186,384	*†
8,550	Silicon Image, Inc.	103,369	*
5,050	Silicon Laboratories, Inc.	162,155	*†
19,190	Skyworks Solutions, Inc.	126,078	*
9,306	Triquint Semiconductor, Inc.	43,738	*
9,450	Ultratech, Inc.	114,723	*
5,810	Veeco Instruments, Inc.	111,494	*
10,955	Verigy, Ltd.	200,805	*†
13,450	Zoran Corp.	187,897	*
	Total Semiconductors & Semiconductor Equipment	4,642,644

	Software (2.6%)
4,200	Evans & Sutherland Computer Corp.	14,112	*
6,900	Lawson Software, Inc.	51,819	*
5,950	Macrovision Corp.	147,144	*
5,535	Magma Design Automation, Inc.	47,048	*
6,461	MSC.Software Corp.	101,438	*
5,204	Parametric Technology Corp.	103,143	*
15,819	Phoenix Technologies, Ltd.	99,502	*
3,250	Progress Software Corp.	92,333	*
	Total Software	656,539

	Specialty Retail (6.8%)
3,566	A.C. Moore Arts & Crafts, Inc.	72,105	*
3,700	AnnTaylor Stores Corp.	127,650	*
23,350	Blockbuster, Inc., Class A	151,542	*†
7,550	Coldwater Creek, Inc.	140,808	*
13,235	Pacific Sunwear of California, Inc.	259,406	*†

8

14,650	Pier 1 Imports, Inc.	99,181
13,050	RadioShack Corp.	288,405	†
8,050	Sharper Image Corp.	78,246	*†
5,400	Urban Outfitters, Inc.	131,760	*
7,097	West Marine, Inc.	123,630	*†
4,000	Williams-Sonoma, Inc.	140,000	†
4,560	Zale Corp.	125,491	*
	Total Specialty Retail	1,738,224

	Textiles, Apparel & Luxury Goods (2.7%)
7,170	Fossil, Inc.	161,397	*
2,900	Kellwood Co.	95,120
3,800	Kenneth Cole Productions, Inc., Class A	89,984
10,600	Quiksilver, Inc.	150,626	*†
6,629	Warnaco Group, Inc.	187,534	*
	Total Textiles, Apparel & Luxury Goods	684,661

	Thrifts & Mortgage Finance (3.4%)
7,250	Astoria Financial Corp.	214,528
2,415	BankUnited Financial Corp., Class A	66,630	†
5,497	First Niagara Financial Group, Inc.	79,652
6,285	NewAlliance Bancshares, Inc.	100,560
4,250	Northeast Community Bancorp, Inc.	51,000	*
1,600	Oritani Financial Corp.	24,640	*
8,882	Provident Financial Services, Inc.	161,652
4,400	ViewPoint Financial Group	75,328
8,550	Westfield Financial, Inc.	93,623
	Total Thrifts & Mortgage Finance	867,613

	Trading Companies & Distributors (0.9%)
2,055	Electro Rent Corp.	32,202	*
2,690	Kaman Corp.	61,305
4,931	United Rentals, Inc.	126,973	*†
	Total Trading Companies & Distributors	220,480

	Transportation Infrastructure (0.4%)
4,050	Interpool, Inc.	100,076
	Total Common Stock (Cost: $21,720,333) (99.8%)	25,657,256

9

Short-Term Investments
Money Market Investments (0.2%)
41,728	Merrimac Cash Fund—Premium Class, 5.109%	41,728	**

Principal
Amount
	Other Short-Term Investments (12.6%) ^
86,793	Bank of America, 5.27%, due 03/09/07	86,793	**
83,455	Bank of America, 5.32%, due 02/16/07	83,455	**
33,382	Bank of Nova Scotia, 5.29%, due 02/06/07	33,382	**
133,529	Bank of Nova Scotia, 5.3%, due 02/27/07	133,529	**
50,074	Barclays Bank PLC, 5.31%, due 02/20/07	50,074	**
83,456	Barclays Bank PLC, 5.31%, due 04/02/07	83,456	**
16,692	Barclays Bank PLC, 5.31%, due 04/09/07	16,692	**
83,456	Barclays Bank PLC, 5.32%, due 02/13/07	83,456	**
16,692	Barton Capital LLC, 5.26%, due 02/07/07	16,692	**
66,765	Barton Capital LLC, 5.262%, due 02/02/07	66,765	**
66,765	Barton Capital LLC, 5.266%, due 02/07/07	66,765	**
33,383	Barton Capital LLC, 5.282%, due 02/13/07	33,383	**
116,837	BNP Paribas, 5.28%, due 02/01/07	116,837	**
66,764	Calyon, 5.3%, due 02/05/07	66,764	**
66,764	Calyon, 5.31%, due 02/16/07	66,764	**
33,382	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	33,382	**
50,073	Charta LLC, 5.296%, due 02/26/07	50,073	**
33,382	Citigroup, Inc., 5.31%, due 03/16/07	33,382	**
33,382	Clipper Receivables Corp., 5.282%, due 02/23/07	33,382	**
50,073	Compass Securitization, 5.284%, due 02/12/07	50,073	**
33,382	Compass Securitization, 5.292%, due 02/22/07	33,382	**
33,382	CRC Funding LLC, 5.282%, due 03/08/07	33,382	**
50,073	CRC Funding LLC, 5.287%, due 03/07/07	50,073	**
33,382	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	33,382	**
66,764	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	66,764	**
66,764	Den Danske Bank, 5.285%, due 02/12/07	66,764	**
33,382	Deutsche Bank, 5.285%, due 02/02/07	33,382	**
50,073	Fairway Finance Company LLC, 5.273%, due 02/02/07	50,073	**

10

33,382	Fairway Finance Company LLC, 5.287%, due 02/16/07	33,382	**
32,649	Fairway Finance Company LLC, 5.293%, due 02/09/07	32,649	**
50,073	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	50,073	**
33,382	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	33,382	**
33,382	Fortis Bank, 5.26%, due 02/07/07	33,382	**
33,382	Fortis Bank, 5.285%, due 03/26/07	33,382	**
16,691	General Electric Capital Services, Inc., 5.285%, due 03/23/07	16,691	**
33,382	Greyhawk Funding, 5.281%, due 02/12/07	33,382	**
50,073	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	50,073	**
166,052	Investors Bank & Trust Depository Reserve, 3.60%	166,052
33,382	Jupiter Securitization Corp., 5.278%, due 02/09/07	33,382	**
16,691	Jupiter Securitization Corp., 5.287%, due 02/20/07	16,691	**
33,382	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	33,382	**
50,073	Lexington Parker Capital Co., 5.282%, due 02/06/07	50,073	**
16,691	Liberty Street Funding Corp., 5.286%, due 02/12/07	16,691	**
33,382	Lloyds TSB Bank, 5.3%, due 02/26/07	33,382	**
33,382	Marshall & Ilsley Bank, 5.3%, due 03/19/07	33,382	**
16,691	Morgan Stanley, 5.383%, due 08/01/07	16,691	**
33,382	Old Line Funding LLC, 5.285%, due 02/12/07	33,382	**
33,382	Paradigm Funding LLC, 5.294%, due 02/26/07	33,382	**
200,293	Rabobank Nederland, 5.28%, due 02/01/07	200,293	**
16,691	Rabobank Nederland, 5.28%, due 02/26/07	16,691	**
16,691	Ranger Funding, 5.285%, due 02/20/07	16,691	**
33,382	Ranger Funding, 5.287%, due 02/08/07	33,382	**
33,382	Ranger Funding, 5.328%, due 02/08/07	33,382	**
33,382	Regions Bank, 5.3%, due 04/23/07	33,382	**
66,764	Royal Bank of Canada, 5.31%, due 02/14/07	66,764	**
50,073	Royal Bank of Canada, 5.31%, due 02/15/07	50,073	**
33,382	Royal Bank of Scotland, 5.29%, due 02/09/07	33,382	**
33,382	Sheffield Receivables Corp., 5.272%, due 02/02/07	33,382	**
33,382	Sheffield Receivables Corp., 5.28%, due 02/06/07	33,382	**
50,073	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	50,073	**

11

117,356	Svenska Handlesbanken, 5.28%, due 02/01/07	117,356	**
16,691	Three Pillars Funding LLC, 5.293%, due 02/01/07	16,691	**
16,691	UBS AG, 5.28%, due 03/23/07	16,691	**
33,382	Variable Funding Capital Co., 5.271%, due 02/14/07	33,382	**
33,382	Yorktown Capital LLC, 5.282%, due 02/01/07	33,382	**
33,382	Yorktown Capital LLC, 5.286%, due 02/06/07	33,382	**
33,382	Yorktown Capital LLC, 5.287%, due 02/15/07	33,382	**
	Total Other Short-Term Investments	3,240,330

	Total Short-Term Investments (Cost: $3,282,058) (12.8%)	3,282,058

	Total Investments (Cost: $25,002,391) (112.6%)	28,939,314
	Liabilities in Excess of Other Assets (-12.6%)	(3,248,766)
	Net Assets (100.0%)	$25,690,548

Notes to the Schedule of Investments:

*	Non-income producing.

**	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.1%
Auto Components	0.6
Automobiles	1.7
Building Products	0.1
Chemicals	4.0
Commercial Banks	3.8
Commercial Services & Supplies	4.2

12

Communications Equipment	4.6
Computers & Peripherals	1.4
Construction & Engineering	1.3
Containers & Packaging	0.8
Diversified Consumer Services	0.8
Electrical Equipment	0.7
Electronic Equipment & Instruments	11.1
Energy Equipment & Services	2.7
Food Products	1.7
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	2.5
Health Care Technology	0.8
Hotels, Restaurants, & Leisure	2.1
Industrial Conglomerates	0.5
Insurance	2.1
Internet & Catalog Retail	1.3
Internet Software & Services	0.7
IT Services	0.9
Leisure Equipment & Products	1.1
Life Science Tools & Services	0.6
Machinery	3.8
Media	1.2
Metals & Mining	0.5
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	1.5
Pharmaceuticals	1.3
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	18.1
Software	2.6
Specialty Retail	6.8
Textiles, Apparel & Luxury Goods	2.7
Thrifts & Mortgage Finance	3.4
Trading Companies & Distributors	0.9
Transportation Infrastructure	0.4
Short-Term Investments	12.8
Total	112.6%

See accompanying Notes to Schedules of Investments

13

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (1.5% of Net Assets)
180,160	Alliant Techsystems, Inc.	14,592,960	*†

	Beverages (1.0%)
120,430	Molson Coors Brewing Co., Class B	9,730,744

	Capital Markets (4.3%)
838,710	E*TRADE Financial Corp.	20,447,750	*
591,580	Federated Investors, Inc., Class B	20,888,690
	Total Capital Markets	41,336,440

	Chemicals (3.7%)
298,700	Cytec Industries, Inc.	17,390,314	†
382,630	International Flavors & Fragrances, Inc.	18,549,902
	Total Chemicals	35,940,216

	Commercial Banks (4.4%)
255,020	Commerce Bancorp, Inc.	8,614,576	†
391,080	Marshall & IIsley Corp.	18,404,225
338,890	SVB Financial Group	15,809,218	*†
	Total Commercial Banks	42,828,019

	Communications Equipment (3.0%)
1,075,056	ADC Telecommunications, Inc.	17,351,404	*
607,500	Comverse Technology, Inc.	11,755,125	*
	Total Communications Equipment	29,106,529

	Computers & Peripherals (4.3%)
401,470	Diebold, Inc.	18,608,134	†
3,460,900	Sun Microsystems, Inc.	22,980,376	*
	Total Computers & Peripherals	41,588,510

	Diversified Consumer Services (2.2%)
503,901	Regis Corp.	21,058,023

1

	Electronic Equipment & Instruments (3.3%)
503,664	Tektronix, Inc.	14,238,581
1,358,719	Vishay Intertechnology, Inc.	17,853,568	*
	Total Electronic Equipment & Instruments	32,092,149

	Energy Equipment & Services (2.3%)
176,900	Cameron International Corp.	9,287,250	*
317,700	Weatherford International, Ltd.	12,828,726	*
	Total Energy Equipment & Services	22,115,976

	Food Products (1.9%)
572,400	Pilgrim’s Pride Corp.	18,127,908	†

	Health Care Equipment & Supplies (8.5%)
378,520	Bausch & Lomb, Inc.	21,075,994	†
171,880	Beckman Coulter, Inc.	11,089,698
313,295	Edwards Lifesciences Corp.	16,028,172	*
274,490	Hillenbrand Industries, Inc.	15,648,675
489,000	Hospira, Inc.	17,985,420	*
	Total Health Care Equipment & Supplies	81,827,959

	Health Care Providers & Services (3.0%)
627,579	Healthsouth Corp.	14,679,073	*†
347,950	Triad Hospitals, Inc.	14,787,875	*
	Total Health Care Providers & Services	29,466,948

	Hotels, Restaurants, & Leisure (2.1%)
745,100	Cheesecake Factory, Inc. (The)	20,587,113	*

	Household Durables (1.3%)
498,030	Leggett & Platt, Inc.	12,072,247

	Industrial Conglomerates (1.4%)
205,981	Teleflex, Inc.	13,755,411

	Insurance (6.5%)
638,640	Arthur J. Gallagher & Co.	18,309,809	†

2

204,650	Assurant, Inc.	11,374,447	†
630,085	Old Republic International Corp.	14,050,895
478,500	Willis Group Holdings, Ltd.	19,551,510
	Total Insurance	63,286,661

	Life Science Tools & Services (4.3%)
472,540	Thermo Electron Corp.	22,611,039	*
359,300	Varian, Inc.	19,226,143	*
	Total Life Science Tools & Services	41,837,182

	Machinery (6.6%)
332,185	Dover Corp.	16,476,376
315,800	Joy Global, Inc.	14,675,226
429,100	Pentair, Inc.	13,370,756
276,650	SPX Corp.	19,418,063
	Total Machinery	63,940,421

	Multiline Retail (2.0%)
474,348	Federated Department Stores, Inc.	19,680,699

	Oil, Gas & Consumable Fuels (3.5%)
438,600	Consol Energy, Inc.	15,100,998
371,900	Murphy Oil Corp.	18,487,149	†
	Total Oil, Gas & Consumable Fuels	33,588,147

	Semiconductors & Semiconductor Equipment (17.0%)
763,200	Analog Devices, Inc.	24,994,800
666,280	ASML Holding N.V.	17,003,466	*
391,000	International Rectifier Corp.	16,316,430	*
286,600	KLA-Tencor Corp.	14,109,318
1,737,800	LSI Logic Corp.	16,335,320	*
428,700	Maxim Integrated Products, Inc.	13,203,960
1,220,800	Micron Technology, Inc.	15,809,360	*
593,780	National Semiconductor Corp.	13,734,131	†
1,432,300	Teradyne, Inc.	21,341,270	*†
657,533	Verigy, Ltd.	12,052,580	*
	Total Semiconductors & Semiconductor Equipment	164,900,635

3

	Specialty Retail (3.0%)
782,600	Coldwater Creek, Inc.	14,595,490	*
747,000	Gap, Inc. (The)	14,319,990
	Total Specialty Retail	28,915,480

	Textiles, Apparel & Luxury Goods (1.8%)
502,705	Jones Apparel Group, Inc.	17,172,403

	Thrifts & Mortgage Finance (3.7%)
944,337	New York Community Bancorp, Inc.	15,949,852
438,487	People’s Bank	19,727,530	†
	Total Thrifts & Mortgage Finance	35,677,382

	Total Common Stock (Cost: $779,457,539) (96.6%)	935,226,162

	Short-Term Investments
	Money Market Investments (0.2%)
2,220,718	Merrimac Cash Fund—Premium Class, 5.109%	2,220,718	**

Principal
Amount
	Other Short-Term Investments (19.6%) ^
4,619,094	Bank of America, 5.27%, due 03/09/07	4,619,094	**
4,441,437	Bank of America, 5.32%, due 02/16/07	4,441,437	**
1,776,575	Bank of Nova Scotia, 5.29%, due 02/06/07	1,776,575	**
7,106,298	Bank of Nova Scotia, 5.3%, due 02/27/07	7,106,298	**
2,664,863	Barclays Bank PLC, 5.31%, due 02/20/07	2,664,863	**
4,441,437	Barclays Bank PLC, 5.31%, due 04/02/07	4,441,437	**
888,288	Barclays Bank PLC, 5.31%, due 04/09/07	888,288	**
4,441,437	Barclays Bank PLC, 5.32%, due 02/13/07	4,441,437	**
888,287	Barton Capital LLC, 5.26%, due 02/07/07	888,287	**
3,553,149	Barton Capital LLC, 5.262%, due 02/02/07	3,553,149	**
3,553,149	Barton Capital LLC, 5.266%, due 02/07/07	3,553,149	**
1,776,574	Barton Capital LLC, 5.282%, due 02/13/07	1,776,574	**
6,218,010	BNP Paribas, 5.28%, due 02/01/07	6,218,010	**
3,553,149	Calyon, 5.3%, due 02/05/07	3,553,149	**
3,553,149	Calyon, 5.31%, due 02/16/07	3,553,149	**

4

1,776,574	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	1,776,574	**
2,664,862	Charta LLC, 5.296%, due 02/26/07	2,664,862	**
1,776,574	Citigroup, Inc., 5.31%, due 03/16/07	1,776,574	**
1,776,574	Clipper Receivables Corp., 5.282%, due 02/23/07	1,776,574	**
2,664,862	Compass Securitization, 5.284%, due 02/12/07	2,664,862	**
1,776,574	Compass Securitization, 5.292%, due 02/22/07	1,776,574	**
1,776,574	CRC Funding LLC, 5.282%, due 03/08/07	1,776,574	**
2,664,862	CRC Funding LLC, 5.287%, due 03/07/07	2,664,862	**
1,776,574	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	1,776,574	**
3,553,149	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	3,553,149	**
3,553,149	Den Danske Bank, 5.285%, due 02/12/07	3,553,149	**
1,776,574	Deutsche Bank, 5.285%, due 02/02/07	1,776,574	**
2,664,862	Fairway Finance Company LLC, 5.273%, due 02/02/07	2,664,862	**
1,776,574	Fairway Finance Company LLC, 5.287%, due 02/16/07	1,776,574	**
1,737,564	Fairway Finance Company LLC, 5.293%, due 02/09/07	1,737,564	**
2,664,862	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	2,664,862	**
1,776,574	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	1,776,574	**
1,776,574	Fortis Bank, 5.26%, due 02/07/07	1,776,574	**
1,776,574	Fortis Bank, 5.285%, due 03/26/07	1,776,574	**
888,287	General Electric Capital Services, Inc., 5.285%, due 03/23/07	888,287	**
1,776,574	Greyhawk Funding, 5.281%, due 02/12/07	1,776,574	**
2,664,862	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	2,664,862	**
26,009,073	Investors Bank & Trust Depository Reserve, 3.60%	26,009,073	**
1,776,574	Jupiter Securitization Corp., 5.278%, due 02/09/07	1,776,574	**
888,287	Jupiter Securitization Corp., 5.287%, due 02/20/07	888,287	**
1,776,574	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	1,776,574	**
2,664,862	Lexington Parker Capital Co., 5.282%, due 02/06/07	2,664,862	**
888,287	Liberty Street Funding Corp., 5.286%, due 02/12/07	888,287	**
1,776,574	Lloyds TSB Bank, 5.3%, due 02/26/07	1,776,574	**
1,776,574	Marshall & Ilsley Bank, 5.3%, due 03/19/07	1,776,574	**

5

888,287	Morgan Stanley, 5.383%, due 08/01/07	888,287	**
1,776,574	Old Line Funding LLC, 5.285%, due 02/12/07	1,776,574	**
1,776,574	Paradigm Funding LLC, 5.294%, due 02/26/07	1,776,574	**
10,659,446	Rabobank Nederland, 5.28%, due 02/01/07	10,659,446	**
888,287	Rabobank Nederland, 5.28%, due 02/26/07	888,287	**
888,287	Ranger Funding, 5.285%, due 02/20/07	888,287	**
1,776,574	Ranger Funding, 5.287%, due 02/08/07	1,776,574	**
1,776,574	Ranger Funding, 5.328%, due 02/08/07	1,776,574	**
1,776,574	Regions Bank, 5.3%, due 04/23/07	1,776,574	**
3,553,149	Royal Bank of Canada, 5.31%, due 02/14/07	3,553,149	**
2,664,862	Royal Bank of Canada, 5.31%, due 02/15/07	2,664,862	**
1,776,574	Royal Bank of Scotland, 5.29%, due 02/09/07	1,776,574	**
1,776,574	Sheffield Receivables Corp., 5.272%, due 02/02/07	1,776,574	**
1,776,574	Sheffield Receivables Corp., 5.28%, due 02/06/07	1,776,574	**
2,664,862	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	2,664,862	**
6,245,623	Svenska Handlesbanken, 5.28%, due 02/01/07	6,245,623	**
888,287	Three Pillars Funding LLC, 5.293%, due 02/01/07	888,287	**
888,287	UBS AG, 5.28%, due 03/23/07	888,287	**
1,776,574	Variable Funding Capital Co., 5.271%, due 02/14/07	1,776,574	**
1,776,574	Yorktown Capital LLC, 5.282%, due 02/01/07	1,776,574	**
1,776,574	Yorktown Capital LLC, 5.286%, due 02/06/07	1,776,574	**
1,776,574	Yorktown Capital LLC, 5.287%, due 02/15/07	1,776,574	**
	Total Other Short-Term Investments	189,620,175

	Total Short-Term Investments (Cost: $191,840,893) (19.8%)	191,840,893

	Total Investments (Cost: $971,298,432) (116.4%)	1,127,067,055
	Liabilities in Excess of Other Assets (-16.4%)	(158,584,550)
	Net Assets (100.0%)	$968,482,505

Notes to the Schedule of Investments:

*	Non-income producing.

**	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

6

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.5%
Beverages	1.0
Capital Markets	4.3
Chemicals	3.7
Commercial Banks	4.4
Communications Equipment	3.0
Computers & Peripherals	4.3
Diversified Consumer Services	2.2
Electronic Equipment & Instruments	3.3
Energy Equipment & Services	2.3
Food Products	1.9
Health Care Equipment & Supplies	8.5
Health Care Providers & Services	3.0
Hotels, Restaurants, & Leisure	2.1
Household Durables	1.3
Industrial Conglomerates	1.4
Insurance	6.5
Life Science Tools & Services	4.3
Machinery	6.6
Multiline Retail	2.0
Oil, Gas & Consumable Fuels	3.5
Semiconductors & Semiconductor Equipment	17.0
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	1.8
Thrifts & Mortgage Finance	3.7
Short-Term Investments	19.8
Total	116.4%

See accompanying Notes to Schedules of Investments

7

TCW Conservative LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Investment Companies
25,667	TCW Core Fixed Income Fund	246,400	#
6,831	TCW Large Cap Core Fund	88,051	#
2,741	TCW Large Cap Flexible Growth Fund	58,994	#*
20,596	TCW Money Market Fund	20,596	#
	Total Investment Companies (Cost: $413,281) (98.7%)	414,041

Principal
Amount
	Short-Term Investments
37	Investors Bank & Trust Depository Reserve, 3.60%	37

	Total Short-Term Investments (Cost: $37) (0.0%)	37
	Total Investments (Cost: $413,318) (98.7%)	414,078

	Excess of Other Assets over Liabilities (1.3%)	5,593
	Net Assets (100.0%)	$419,671

Notes to the Schedule of Investments:

*	Non-income producing.

#	Affiliated investment.

See accompanying Notes to the Schedule of Investments

Investments by Industry (Unaudited)	January 31, 2007

Percentage of
Industry	Net Assets
Investment Companies	98.7%
Short-Term Investments	0.0 **
Total	98.7%

**	Value rounds to less than 0.1% of net assets

See accompanying Notes to the Schedule of Investments

1

TCW Moderate LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Investment Companies
6,874	TCW Core Fixed Income Fund	65,989	#
1,193	TCW Diversified Value Fund	19,964	#
757	TCW Growth Equities Fund	10,037	#*
1,425	TCW High Yield Bond Fund	9,944	#
2,335	TCW Large Cap Core Fund	30,092	#
2,443	TCW Large Cap Flexible Growth Fund	52,563	#*
429	TCW Value Opportunities Fund	9,956	#
	Total Investment Companies (Cost: $197,047) (97.3%)	198,545

Principal
Amount
	Short-Term Investments
37	Investors Bank & Trust Depository Reserve, 3.60%	37

	Total Short-Term Investments (Cost: $37) (0.0%)	37
	Total Investments (Cost: $197,084) (97.3%)	198,582

	Excess of Other Assets over Liabilities (2.7%)	5,576
	Net Assets (100.0%)	$204,158

Notes to the Schedule of Investments:

*	Non-income producing.

#	Affiliated investment.

See accompanying Notes to the Schedule of Investments

Investments by Industry (Unaudited)	January 31, 2007

Percentage of
Industry	Net Assets
Investment Companies	97.3%
Short-Term Investments	0.0 **
Total	97.3%

** Value rounds to less than 0.1% of net assets

See accompanying Notes to the Schedule of Investments

1

TCW Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Investment Companies
4,044	TCW Core Fixed Income Fund	38,818	#
1,908	TCW Diversified Value Fund	31,943	#
1,363	TCW Growth Equities Fund	18,068	#*
3,288	TCW Large Cap Flexible Growth Fund	70,760	#*
326	TCW Opportunity Fund	4,898	#*
328	TCW Small Cap Growth Fund	6,865	#*
1,201	TCW Value Opportunities Fund	27,876	#
	Total Investment Companies (Cost: $197,579) (97.3%)	199,228

Principal
Amount
	Short-Term Investments
37	Investors Bank & Trust Depository Reserve, 3.60%	37

	Total Short-Term Investments (Cost: $37) (0.0%)	37
	Total Investments (Cost: $197,616) (97.3%)	199,265

	Excess of Other Assets over Liabilities (2.7%)	5,523
	Net Assets (100.0%)	$204,788

Notes to the Schedule of Investments:

*	Non-income producing.

#	Affiliated investment.

See accompanying Notes to the Schedule of Investments

Investments by Industry (Unaudited)	January 31, 2007

Percentage of
Industry	Net Assets
Investment Companies	97.3%
Short-Term Investments	0.0 **
Total	97.3%

** Value rounds to less than 0.1% of net assets

See accompanying Notes to the Schedule of Investments

1

TCW Global Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Investment Companies
3,635	TCW Core Fixed Income Fund	34,895	#
1,191	TCW Diversified Value Fund	19,940	#
1,293	TCW Emerging Markets Income Fund	9,882	#
4,863	TCW Global Equities Fund	69,398	#
378	TCW Growth Equities Fund	5,012	#*
1,830	TCW Large Cap Flexible Growth Fund	39,377	#*
857	TCW Value Opportunities Fund	19,888	#
	Total Investment Companies (Cost: $197,088) (97.2%)	198,392

Principal
Amount
	Short-Term Investments
37	Investors Bank & Trust Depository Reserve, 3.60%	37
	Total Short-Term Investments (Cost: $37) (0.0%)	37

	Total Investments (Cost: $197,125) (97.2%)	198,429

	Excess of Other Assets over Liabilities (2.8%)	5,756
	Net Assets (100.0%)	$204,185

Notes to the Schedule of Investments:

*	Non-income producing.

#	Affiliated investment.

See accompanying Notes to the Schedule of Investments

Investments by Industry (Unaudited)	January 31, 2007

Percentage of
Industry	Net Assets
Investment Companies	97.2%
Short-Term Investments	0.0 **
Total	97.2%

**   Value rounds to less than 0.1% of net assets

See accompanying Notes to the Schedule of Investments

1

TCW Funds, Inc.

U.S. Equities

Notes to Schedules of Investments (Unaudited)	January 31, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 27 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

U.S. Equities

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks total return through a combination of income and capital appreciation by investing in a blended portfolio of high-quality stocks and bonds.

Non-Diversified U.S. Equity Funds

TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 20-50 large capitalization value companies.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Growth Insights Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.

TCW Large Cap Core Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.

TCW Large Cap Flexible Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.

TCW Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Diversified U.S. Equity Funds

TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.

TCW Opportunity Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative LifePlan Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate LifePlan Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid-cap companies and fixed income funds.

TCW Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds of growth, value, large cap, mid-cap and small cap companies and fixed income funds.

TCW Global Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds.

On November 16, 2006, the Company added four LifePlan Funds to the series of mutual funds offered. Each LifePlan Fund offers I and N Class shares.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the U.S. Equity Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). Investments in TCW Funds are valued at the net asset value determined as of the close of the New York Stock Exchange (generally 4:00pm Eastern Time) on the valuation date. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2007. The loans were collateralized with cash which were invested in short-term instruments (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Diversified Value Fund	$61,666	$66,293
TCW Dividend Focused Fund	123,500	130,949
TCW Equities Fund	1,868	1,947
TCW Focused Equities Fund	3,100	3,201
TCW Growth Equities Fund	7,608	7,905

	Market Value of
	Loaned Securities	Collateral Value
TCW Opportunity Fund	$25,615	$27,323
TCW Select Equities Fund	419,040	432,202
TCW Small Cap Growth Fund	12,630	13,268
TCW Value Added Fund	2,982	3,116
TCW Value Opportunities Fund	159,873	165,832

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2007, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

		TCW	TCW
	TCW	Diversified	Dividend
	Balanced	Value	Focused
	Fund	Fund	Fund
Unrealized Appreciation	$651	$98,164	$248,431
Unrealized (Depreciation)	(50)	(2,739)	(7,031)
Net Unrealized Appreciation	$601	$95,425	$241,400
Cost of Investments for Federal Income Tax Purposes	$9,077	$721,430	$1,428,474

		TCW	TCW	TCW
	TCW	Focused	Growth	Growth
	Equities	Equities	Equities	Insights
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$19,715	$4,523	$9,008	$182
Unrealized (Depreciation)	(118)	(119)	(538)	(31)
Net Unrealized Appreciation	$19,597	$4,404	$8,470	$151
Cost of Investments for Federal Income Tax Purposes	$67,109	$34,291	$35,506	$1,159

		TCW
	TCW	Large Cap		TCW
	Large Cap	Flexible	TCW	Select
	Core	Growth	Opportunity	Equities
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$2,747	$769	$25,580	$660,431
Unrealized (Depreciation)	(266)	(121)	(3,930)	(35,508)
Net Unrealized Appreciation	$2,481	$648	$21,650	$624,923
Cost of Investments for Federal Income Tax Purposes	$18,818	$9,997	$138,612	$3,254,734

	TCW	TCW	TCW	TCW
	Small Cap	Value	Value	Conservative
	Growth	Added	Opportunities	LifePlan
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$11,450	$3,413	$155,529	$2
Unrealized (Depreciation)	(2,067)	(484)	(3,204)	(1)
Net Unrealized Appreciation	$9,383	$2,929	$152,325	$1
Cost of Investments for Federal Income Tax Purposes	$63,248	$26,010	$974,742	$413

			TCW
	TCW	TCW	Global
	Moderate	Aggressive	Aggressive
	LifePlan	LifePlan	LifePlan
	Fund	Fund	Fund
Unrealized Appreciation	$2	$4	$3
Unrealized (Depreciation)	(1)	(2)	(2)
Net Unrealized Appreciation	$1	$2	$1
Cost of Investments for Federal Income Tax Purposes	$198	$197	$197

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at January 31, 2007.

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Equity Securities
	Common Stock

	China (10.7% of Net Assets)
74,000	China Communications Construction Company, Limited, Class H	84,243	*
429,000	China Life Insurance Company, Limited, Class H	1,259,659
120,000	China Merchants Bank Company, Limited, Class H	258,777	*
788,000	PetroChina Company, Limited, Class H	970,555
290,000	Zijin Mining Group Company, Limited	180,098
	Total China (Cost: $1,533,363)	2,753,332

	Hong Kong (21.3%)
56,000	Cheung Kong Holdings, Limited	739,456
18,000	China Merchants China Direct Investments, Limited	54,168	*
159,000	China Mobile, Limited	1,464,494
332,500	China Overseas Land & Investment, Limited	369,879
420,000	Denway Motors, Limited	177,077
320,000	EganaGoldpfeil (Holdings), Limited	203,387
42,000	Esprit Holdings, Limited	427,102
46,000	Hong Kong Exchanges & Clearing, Limited	498,934
53,500	HongKong Electric Holdings, Limited	264,939
94,000	Kerry Properties, Limited	440,581
113,000	Sino Land Company	255,075
44,000	Wing Hang Bank, Limited	555,840
	Total Hong Kong (Cost: $3,662,064)	5,450,932

	Indonesia (2.4%)
274,000	PT Bank Central Asia Tbk	154,405
342,000	PT Telekomunikasi Indonesia Tbk	356,173
140,000	PT United Tractors Tbk	104,285
	Total Indonesia (Cost: $385,159)	614,863

	Malaysia (4.9%)
188,000	Bumiputra-Commerce Holdings BHD	495,610
39,900	Genting BHD	433,608
63,500	IOI Corporation BHD	333,303
	Total Malaysia (Cost: $830,234)	1,262,521

	Philippines (1.9%)
438,500	Ayala Land, Incorporated	157,945
100,000	Banco de Oro Universal Bank	103,819

1

4,150	Philippine Long Distance Telephone Company	222,469
	Total Philippines (Cost: $350,555)	484,233

	Singapore (11.1%)
102,000	Capitaland, Limited	447,515
200,000	Cosco Corporation Singapore, Limited	353,472
54,000	Ezra Holdings Pte, Limited	164,375
30,000	Keppel Corporation, Limited	351,232
59,000	Keppel Land, Limited	288,005
63,000	Singapore Exchange, Limited	278,373
49,000	United Overseas Bank, Limited	604,190
105,000	UOL Group, Limited	350,249
	Total Singapore (Cost: $1,786,086)	2,837,411

	South Korea (21.4%)
9,630	Daewoo Shipbuilding & Marine Engineering Company, Limited	280,592	*
4,300	Hynix Semiconductor, Incorporated	144,114	*
3,030	Hyundai Engineering & Construction Company, Limited	156,310	*
3,610	Hyundai Heavy Industries Company, Limited	521,707	*
2,480	Hyundai Motor Company	177,473
5,200	Kookmin Bank	414,257	*
7,610	Korea Electric Power Corporation	346,268	*
5,500	KT Corporation	251,182
4,060	KT&G Corporation	247,093
1,310	Megastudy Company, Limited	181,160	*
1,970	NHN Corporation	260,855	*
1,127	Pohang Iron & Steel Company, Limited	396,124
2,030	Samsung Electronics Company, Limited	1,257,088
1,770	Samsung Fire & Marine Insurance Company, Limited	298,278
3,510	Shinhan Financial Group Company, Limited	183,049	*
183	Shinsegae Company, Limited	106,386
1,800	SK Corporation	138,111
4,800	Woori Finance Holdings Company, Limited	112,726	*
	Total South Korea (Cost: $4,381,402)	5,472,773

	Taiwan (21.3%)
165,000	Acer, Incorporated	312,827
27,955	Catcher Technology Company, Limited	301,680
182,960	Cathay Financial Holding Company, Limited	406,819
50,443	Cheng Uei Precision Industry Company, Limited (Foxlink)	194,509

2

347,890	China Steel Corporation	359,227
80,000	Chong Hong Construction Company, Limited	171,944
504,079	Eva Airways Corporation	219,498
20,591	Formosa International Hotels Corporation	226,495
46,000	Foxconn International Holdings, Limited	137,802	*
32,200	Foxconn Technology Company, Limited	387,120
30,354	Hon Hai Precision Industry Company, Limited (144A) (GDR)	412,511	***
54,200	Hon Hai Precision Industry Company, Limited (Foxconn)	372,410
40,040	MediaTek, Incorporated	439,962
43,000	Shin Zu Shing Company, Limited	263,799
195,000	Taiwan Fertilizer Company, Limited	347,722
82,020	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	894,838	†
	Total Taiwan (Cost: $4,237,701)	5,449,163

	Thailand (1.2%)
39,000	Banpu Public Company, Limited	210,363
38,800	PTT Exploration & Production Public Company, Limited	105,544
	Total Thailand (Cost: $288,735)	315,907

	Total Common Stock (Cost: $17,455,299) (96.2%)	24,641,135

	Preferred Stock
	South Korea (Cost: $133,634) (0.7%)
360	Samsung Electronics Company, Limited	169,992
	Total Equity Securities (Cost: $17,588,933) (96.9%)	24,811,127

	Short-Term Investments
	Money Market Investments (Cost: $3,088)
3,088	Merrimac Cash Fund—Premium Class, 5.109%	3,088	***

Principal
Amount
	Other Short-Term Investments ^
6,424	Bank of America, 5.27%, due 03/09/07	6,424	***
6,178	Bank of America, 5.32%, due 02/16/07	6,178	***
2,471	Bank of Nova Scotia, 5.29%, due 02/06/07	2,471	***
9,883	Bank of Nova Scotia, 5.3%, due 02/27/07	9,883	***
3,706	Barclays Bank PLC, 5.31%, due 02/20/07	3,706	***

3

6,177	Barclays Bank PLC, 5.31%, due 04/02/07	6,177	***
1,235	Barclays Bank PLC, 5.31%, due 04/09/07	1,235	***
6,177	Barclays Bank PLC, 5.32%, due 02/13/07	6,177	***
1,235	Barton Capital LLC, 5.26%, due 02/07/07	1,235	***
4,941	Barton Capital LLC, 5.262%, due 02/02/07	4,941	***
4,941	Barton Capital LLC, 5.266%, due 02/07/07	4,941	***
2,471	Barton Capital LLC, 5.282%, due 02/13/07	2,471	***
8,648	BNP Paribas, 5.28%, due 02/01/07	8,648	***
4,941	Calyon, 5.3%, due 02/05/07	4,941	***
4,941	Calyon, 5.31%, due 02/16/07	4,941	***
2,471	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	2,471	***
3,706	Charta LLC, 5.296%, due 02/26/07	3,706	***
2,471	Citigroup, Inc., 5.31%, due 03/16/07	2,471	***
2,471	Clipper Receivables Corp., 5.282%, due 02/23/07	2,471	***
3,706	Compass Securitization, 5.284%, due 02/12/07	3,706	***
2,471	Compass Securitization, 5.292%, due 02/22/07	2,471	***
2,471	CRC Funding LLC, 5.282%, due 03/08/07	2,471	***
3,706	CRC Funding LLC, 5.287%, due 03/07/07	3,706	***
2,471	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	2,471	***
4,941	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	4,941	***
4,941	Den Danske Bank, 5.285%, due 02/12/07	4,941	***
2,471	Deutsche Bank, 5.285%, due 02/02/07	2,471	***
3,706	Fairway Finance Company LLC, 5.273%, due 02/02/07	3,706	***
2,471	Fairway Finance Company LLC, 5.287%, due 02/16/07	2,471	***
2,416	Fairway Finance Company LLC, 5.293%, due 02/09/07	2,416	***
3,706	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	3,706	***
2,471	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	2,471	***
2,471	Fortis Bank, 5.26%, due 02/07/07	2,471	***
2,471	Fortis Bank, 5.285%, due 03/26/07	2,471	***
1,235	General Electric Capital Services, Inc., 5.285%, due 03/23/07	1,235	***
2,471	Greyhawk Funding, 5.281%, due 02/12/07	2,471	***
3,706	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	3,706	***

4

473,833	Investors Bank & Trust Depository Reserve, 3.60%	473,833
2,471	Jupiter Securitization Corp., 5.278%, due 02/09/07	2,471	***
1,235	Jupiter Securitization Corp., 5.287%, due 02/20/07	1,235	***
2,471	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	2,471	***
3,706	Lexington Parker Capital Co., 5.282%, due 02/06/07	3,706	***
1,235	Liberty Street Funding Corp., 5.286%, due 02/12/07	1,235	***
2,471	Lloyds TSB Bank, 5.3%, due 02/26/07	2,471	***
2,471	Marshall & Ilsley Bank, 5.3%, due 03/19/07	2,471	***
1,235	Morgan Stanley, 5.383%, due 08/01/07	1,235	***
2,471	Old Line Funding LLC, 5.285%, due 02/12/07	2,471	***
2,471	Paradigm Funding LLC, 5.294%, due 02/26/07	2,471	***
14,824	Rabobank Nederland, 5.28%, due 02/01/07	14,824	***
1,235	Rabobank Nederland, 5.28%, due 02/26/07	1,235	***
1,235	Ranger Funding, 5.285%, due 02/20/07	1,235	***
2,471	Ranger Funding, 5.287%, due 02/08/07	2,471	***
2,471	Ranger Funding, 5.328%, due 02/08/07	2,471	***
2,471	Regions Bank, 5.3%, due 04/23/07	2,471	***
4,941	Royal Bank of Canada, 5.31%, due 02/14/07	4,941	***
3,706	Royal Bank of Canada, 5.31%, due 02/15/07	3,706	***
2,471	Royal Bank of Scotland, 5.29%, due 02/09/07	2,471	***
2,471	Sheffield Receivables Corp., 5.272%, due 02/02/07	2,471	***
2,471	Sheffield Receivables Corp., 5.28%, due 02/06/07	2,471	***
3,706	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	3,706	***
8,686	Svenska Handlesbanken, 5.28%, due 02/01/07	8,686	***
1,235	Three Pillars Funding LLC, 5.293%, due 02/01/07	1,235	***
1,235	UBS AG, 5.28%, due 03/23/07	1,235	***
2,471	Variable Funding Capital Co., 5.271%, due 02/14/07	2,471	***
2,471	Yorktown Capital LLC, 5.282%, due 02/01/07	2,471	***
2,471	Yorktown Capital LLC, 5.286%, due 02/06/07	2,471	***
2,471	Yorktown Capital LLC, 5.287%, due 02/15/07	2,471	***
	Total Other Short-Term Investments (Cost: $701,373)	701,373

5

Total Short-Term Investments (Cost: $704,461) (2.7%)	704,461

Total Investments (Cost: $18,293,394) (99.6%)	25,515,588

Excess of Other Assets over Liabilities (0.4%)	91,194
Net Assets (100.0%)	$25,606,782

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

*		Non-income producing.

**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the value of these securities amounted to $412,511 or 1.61% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

***		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying Notes to Schedules of Investments

6

Investments by Industry (Unaudited)	January 31, 2007

Percentage of
Industry	Net Assets
Airlines	0.9%
Automobiles	1.4
Chemicals	1.4
Commercial Banks	11.2
Communications Equipment	0.5
Computers & Peripherals	3.9
Construction & Engineering	0.9
Diversified Consumer Services	0.7
Diversified Financial Services	3.3
Diversified Telecommunication Services	2.4
Electric Utilities	2.4
Electronic Equipment & Instruments	3.8
Energy Equipment & Services	0.6
Food & Staples Retailing	0.4
Food Products	1.3
Hotels, Restaurants, & Leisure	2.6
Household Durables	0.7
Industrial Conglomerates	1.4
Insurance	7.7
Internet Software & Services	1.0
Machinery	4.5
Marine	1.4
Metals & Mining	3.7
Oil, Gas & Consumable Fuels	5.5
Real Estate Management & Development	11.8
Semiconductors & Semiconductor Equipment	11.4
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	0.8
Tobacco	1.0
Wireless Telecommunication Services	6.6
Short-Term Investments	2.7
Total	99.6%

See accompanying Notes to Schedules of Investments

7

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Equity Securities
	Common Stock

	Argentina (1.7% of Net Assets)
5,400	IRSA Inversiones y Representaciones, S.A. (GDR)	96,498	*†
3,400	Tenaris, S.A. (ADR)	161,398
	Total Argentina (Cost: $185,163)	257,896

	Brazil (10.1%)
5,600	Localiza Rent A Car S.A.	169,298
13,400	Medial Saude, S.A.	151,323	*
6,000	Petroleo Brasileiro, S.A. (ADR)	532,200
10,300	Profarma Distribuidora de Produtos Farmaceuticos, S.A.	179,320	*
2,400	Submarino, S.A. (Reg. S) (GDR)	145,677
4,300	Unibanco - Uniao de Bancos Brasileiros, S.A. (GDR)	407,769	†
	Total Brazil (Cost: $1,254,505)	1,585,587

	Chile (Cost: $163,992) (1.1%)
2,775	Lan Airlines S.A. (ADR)	172,272

	China (6.0%)
5,332	China Life Insurance Company, Limited (ADR)	235,568
2,854	China Petroleum & Chemical Corporation (ADR)	238,737
156,000	China Telecom Corporation, Limited, Class H	75,347
668,000	Industrial and Commercial Bank of China, Class H	387,504	*
	Total China (Cost: $665,216)	937,156

	Czech Republic (Cost: $150,962) (1.0%)
3,599	CEZ A.S.	154,353

	Egypt (1.5%)
1,147	Orascom Construction Industries (GDR)	104,377
1,950	Orascom Telecom Holding S.A.E. (Reg. S) (GDR)	134,550
	Total Egypt (Cost: $204,005)	238,927

	Hong Kong (7.0%)
298,000	Agile Property Holdings, Limited	243,532
38,000	China Mobile, Limited	350,005

1

3,472	CNOOC, Limited (ADR)	297,793	†
211,500	Hopewell Highway Infrastructure, Limited	202,172
	Total Hong Kong (Cost: $905,655)	1,093,502

	India (4.0%)
7,000	Infosys Technologies, Limited (ADR)	406,000
3,300	State Bank of India (GDR)	214,170
	Total India (Cost: $574,557)	620,170

	Indonesia (Cost: $179,092) (1.6%)
5,900	PT Telekomunikasi Indonesia Tbk (ADR)	247,564

	Israel (Cost: $244,280) (1.6%)
7,300	Teva Pharmaceutical Industries, Limited (ADR)	256,230	†

	Malaysia (3.5%)
67,400	Public Bank BHD	177,395
33,300	Resorts World BHD	148,211
125,400	SP Setia BHD	214,941
	Total Malaysia (Cost: $389,534)	540,547

	Mexico (5.4%)
10,400	America Movil S.A. de C.V., Series L (ADR)	461,344
61,600	Empresas ICA, S.A.B. de C.V.	226,744	*
3,800	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	165,224
	Total Mexico (Cost: $740,485)	853,312

	Netherlands (Cost: $157,933) (1.0%)
2,594	Zentiva NV	157,234

	Philippines (Cost: $112,885) (1.2%)
768,000	SM Prime Holdings, Incorporated	185,412

	Russia (10.7%)
4,311	LUKOIL (ADR)	341,647	†
4,600	Mobile Telesystems OJSC (ADR)	249,136
19,980	OAO Gazprom (ADR)	858,141
2,015	Unified Energy System (Reg. S) (GDR)	234,747
	Total Russia (Cost: $1,459,192)	1,683,671

	South Africa (8.3%)
78,398	FirstRand, Limited	249,563
12,500	Gold Fields, Limited (ADR)	211,125	†
6,400	Impala Platinum Holdings, Limited (ADR)	183,040
9,345	Sasol, Limited (ADR)	318,291

2

12,126	Standard Bank Group, Limited	166,372
7,926	Telkom S.A., Limited	176,313
	Total South Africa (Cost: $1,181,519)	1,304,704

	South Korea (14.8%)
1,137	Hyundai Heavy Industries Company, Limited	164,316
15,598	LG Electronics, Incorporated (Reg. S) (GDR)	250,348	*
1,753	NHN Corporation	232,121	*
2,482	Samsung Electronics Company, Limited (144A) (Reg. S) (GDR)	751,425	**
5,880	Shinhan Financial Group Company, Limited	306,646
382	Shinsegae Company, Limited	222,074
7,054	SK Telecom Company, Limited (ADR)	167,532	†
9,860	Woori Finance Holdings Company, Limited	231,559	*
	Total South Korea (Cost: $2,314,880)	2,326,021

	Taiwan (11.9%)
186,528	Chi Mei Optoelectronics Corporation	182,903
11,222	China Steel Corporation (GDR)	228,143
74,000	Delta Electronics, Incorporated	242,664
172,000	Far EasTone Telecommunications Company, Limited	194,710
22,025	Hon Hai Precision Industry Company, Limited (Reg. S) (GDR)	299,320
27,000	Shin Zu Shing Company, Limited	165,641
298,000	SinoPac Financial Holdings Company, Limited	151,183
36,700	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	400,397
	Total Taiwan (Cost: $1,745,537)	1,864,961

	Turkey (2.0%)
38,065	Haci Omer Sabanci Holding A.S.	162,201
1	Trakya Cam Sanayii A.S.	2
39,734	Turkiye Garanti Bankasi A.S.	153,012
	Total Turkey (Cost: $305,805)	315,215

	Total Common Stock (Cost: $12,935,197) (94.4%)	14,794,734

	Preferred Stock
	Brazil (3.2%)
3,400,000	Companhia Energetica de Minas Gerais	163,181
11,800	Companhia Vale do Rio Doce (ADR)	339,014	†
	Total Preferred Stock (Cost: $411,621) (3.2%)	502,195

	Total Equity Securities (Cost: $13,346,818) (97.6%)	15,296,929

3

Short-Term Investments
Money Market Investments (Cost: $21,114)
21,114	Merrimac Cash Fund—Premium Class, 5.109%	21,114	***

Principal
Amount
	Other Short-Term Investments ^
43,918	Bank of America, 5.27%, due 03/09/07	43,918	***
42,229	Bank of America, 5.32%, due 02/16/07	42,229	***
16,892	Bank of Nova Scotia, 5.29%, due 02/06/07	16,892	***
67,566	Bank of Nova Scotia, 5.3%, due 02/27/07	67,566	***
25,338	Barclays Bank PLC, 5.31%, due 02/20/07	25,338	***
42,229	Barclays Bank PLC, 5.31%, due 04/02/07	42,229	***
8,446	Barclays Bank PLC, 5.31%, due 04/09/07	8,446	***
42,229	Barclays Bank PLC, 5.32%, due 02/13/07	42,229	***
8,446	Barton Capital LLC, 5.26%, due 02/07/07	8,446	***
33,783	Barton Capital LLC, 5.262%, due 02/02/07	33,783	***
33,783	Barton Capital LLC, 5.266%, due 02/07/07	33,783	***
16,891	Barton Capital LLC, 5.282%, due 02/13/07	16,891	***
59,120	BNP Paribas, 5.28%, due 02/01/07	59,120	***
33,783	Calyon, 5.3%, due 02/05/07	33,783	***
33,783	Calyon, 5.31%, due 02/16/07	33,783	***
16,891	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	16,891	***
25,337	Charta LLC, 5.296%, due 02/26/07	25,337	***
16,891	Citigroup, Inc., 5.31%, due 03/16/07	16,891	***
16,891	Clipper Receivables Corp., 5.282%, due 02/23/07	16,891	***
25,337	Compass Securitization, 5.284%, due 02/12/07	25,337	***
16,891	Compass Securitization, 5.292%, due 02/22/07	16,891	***
16,891	CRC Funding LLC, 5.282%, due 03/08/07	16,891	***
25,337	CRC Funding LLC, 5.287%, due 03/07/07	25,337	***
16,891	Credit Suisse First Boston Corporation, 5.275%, due 02/09/07	16,891	***
33,783	Credit Suisse First Boston Corporation, 5.28%, due 02/16/07	33,783	***
33,783	Den Danske Bank, 5.285%, due 02/12/07	33,783	***
16,891	Deutsche Bank, 5.285%, due 02/02/07	16,891	***

4

25,337	Fairway Finance Company LLC, 5.273%, due 02/02/07	25,337	***
16,891	Fairway Finance Company LLC, 5.287%, due 02/16/07	16,891	***
16,520	Fairway Finance Company LLC, 5.293%, due 02/09/07	16,520	***
25,337	Falcon Asset Securitization Corporation, 5.282%, due 02/27/07	25,337	***
16,891	Falcon Asset Securitization Corporation, 5.284%, due 02/12/07	16,891	***
16,891	Fortis Bank, 5.26%, due 02/07/07	16,891	***
16,891	Fortis Bank, 5.285%, due 03/26/07	16,891	***
8,446	General Electric Capital Services, Incorporated, 5.285%, due 03/23/07	8,446	***
16,891	Greyhawk Funding, 5.281%, due 02/12/07	16,891	***
25,337	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	25,337	***
267,458	Investors Bank & Trust Depository Reserve, 3.60%	267,458
16,891	Jupiter Securitization Corporation, 5.278%, due 02/09/07	16,891	***
8,446	Jupiter Securitization Corporation, 5.287%, due 02/20/07	8,446	***
16,891	Kitty Hawk Funding Corporation, 5.284%, due 02/12/07	16,891	***
25,337	Lexington Parker Capital Company, 5.282%, due 02/06/07	25,337	***
8,446	Liberty Street Funding Corp., 5.286%, due 02/12/07	8,446	***
16,891	Lloyds TSB Bank, 5.3%, due 02/26/07	16,891	***
16,891	Marshall & Ilsley Bank, 5.3%, due 03/19/07	16,891	***
8,446	Morgan Stanley & Company, 5.383%, due 08/01/07	8,446	***
16,891	Old Line Funding LLC, 5.285%, due 02/12/07	16,891	***
16,891	Paradigm Funding LLC, 5.294%, due 02/26/07	16,891	***
101,348	Rabobank Nederland, 5.28%, due 02/01/07	101,348	***
8,446	Rabobank Nederland, 5.28%, due 02/26/07	8,446	***
8,446	Ranger Funding, 5.285%, due 02/20/07	8,446	***
16,891	Ranger Funding, 5.287%, due 02/08/07	16,891	***
16,891	Ranger Funding, 5.328%, due 02/08/07	16,891	***
16,891	Regions Bank, 5.3%, due 04/23/07	16,891	***
33,783	Royal Bank of Canada, 5.31%, due 02/14/07	33,783	***
25,337	Royal Bank of Canada, 5.31%, due 02/15/07	25,337	***

5

16,891	Royal Bank of Scotland, 5.29%, due 02/09/07	16,891	***
16,891	Sheffield Receivables Corporation, 5.272%, due 02/02/07	16,891	***
16,891	Sheffield Receivables Corporation, 5.28%, due 02/06/07	16,891	***
25,337	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	25,337	***
59,382	Svenska Handlesbanken, 5.28%, due 02/01/07	59,382	***
8,446	Three Pillars Funding LLC, 5.293%, due 02/01/07	8,446	***
8,446	UBS AG, 5.28%, due 03/23/07	8,446	***
16,891	Variable Funding Capital Company, 5.271%, due 02/14/07	16,891	***
16,891	Yorktown Capital LLC, 5.282%, due 02/01/07	16,891	***
16,891	Yorktown Capital LLC, 5.286%, due 02/06/07	16,891	***
16,891	Yorktown Capital LLC, 5.287%, due 02/15/07	16,891	***
	Total Other Short-Term Investments (Cost: $1,823,042)	1,823,042
	Total Short-Term Investments (Cost: $1,844,156) (11.8%)	1,844,156

	Total Investments (Cost: $15,190,974) (109.4%)	17,141,085
	Liabilities in Excess of Other Assets (-9.4%)	(1,466,966)
	Net Assets (100.0%)	$15,674,119

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

*		Non-income producing.

6

**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2007, the value of these securities amounted to $751,425 or 4.79% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

***	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)	January 31, 2007

Percentage of
Industry	Net Assets
Airlines	1.1%
Commercial Banks	14.1
Construction & Engineering	2.1
Diversified Financial Services	2.6
Diversified Telecommunication Services	3.2
Electric Utilities	3.5
Electronic Equipment & Instruments	4.6
Energy Equipment & Services	1.1
Food & Staples Retailing	1.4
Health Care Providers & Services	2.1
Hotels, Restaurants, & Leisure	1.0
Household Durables	1.6
Insurance	1.5
Internet & Catalog Retail	0.9
Internet Software & Services	1.5
IT Services	2.6
Machinery	2.1
Metals & Mining	6.2

7

Oil, Gas & Consumable Fuels	16.4
Pharmaceuticals	2.6
Real Estate Management & Development	4.8
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	7.3
Transportation Infrastructure	2.4
Wireless Telecommunication Services	9.8
Short-Term Investments	11.8
Total	109.4%

See accompanying Notes to Schedules of Investments

8

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Argentina (2.1% of Net Assets)
200,000	Pan American Energy, LLC, (144A), 7.75%, due 02/09/12	205,250	*
502,031	Telecom Argentian S.A., Series B, 10%, due 10/15/11	513,327
	Total Argentina (Cost: $713,327)	718,577

	Barbados (1.8%)
400,000	Sagicor Financial, Limited, (144A), 7.5%, due 05/12/16	403,274	*
200,000	Sagicor Financial, Limited, (Reg. S), 7.5%, due 05/12/16	201,637
	Total Barbados (Cost: $596,357)	604,911

	Brazil (9.4%)
630,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	656,775
250,000	Bertin Ltda., (144A), 10.25%, due 10/05/16	263,125	*
390,000	JBS S.A., (Reg. S), 10.5%, due 08/04/16	423,150
300,000	Marfrig Overseas, Limited, (144A), 9.625%, due 11/16/16	297,000	*
350,000	Petrobras International Finance, 8.375%, due 12/10/18	413,350
300,000	Republic of Brazil, 6%, due 01/17/17	292,800
700,000	Vale Overseas, Limited, 8.25%, due 01/17/34	831,001
	Total Brazil (Cost: $3,082,526)	3,177,201

	Chile (Cost: $448,080) (1.3%)
420,000	Enersis S.A., 7.375%, due 01/15/14	450,565

	Colombia (7.4%)
1,100,000	Drummond Company, Incorporated, (144A), 7.375%, due 02/15/16	1,047,750	*
500,000	Republic of Colombia, 7.375%, due 01/27/17	534,000
865,000	Republic of Columbia, 7.375%, due 09/18/37	916,900
	Total Colombia (Cost: $2,470,427)	2,498,650

	Costa Rica (Cost: $503,619) (1.5%)
500,000	Republic of Costa Rica, (Reg. S), 6.548%, due 03/20/14	507,500

	Croatia (Cost: $992,578) (3.0%)
986,364	Republic of Croatia, Series A, Variable Rate based on U.S. LIBOR +0.8125%, due 07/31/10	992,814

	Dominican Republic (3.6%)
500,000	Cap Cana S.A., (144A), 9.625%, due 11/03/13	505,000	*
1,260,000	TRICOM S.A., 11.375%, due 09/01/04	718,200	**#
	Total Dominican Republic (Cost: $1,758,757)	1,223,200

	El Salvador (Cost: $773,808) (2.7%)
800,000	Republic of El Salvador, (144A), 7.65%, due 06/15/35	900,000	*

	Indonesia (Cost: $677,286) (2.0%)
660,000	Freeport-McMoran Copper & Gold, Inc., 6.875%, due 02/01/14	678,150

1

	Israel (Cost: $198,778) (0.6%)
200,000	State of Israel, 5.5%, due 11/09/16	198,018

	Kazakhstan (9.6%)
200,000	ALB Finance BV, (144A), 9.25%, due 09/25/13	200,240	*
160,000	ATF Bank, (Reg. S), 9%, due 05/11/16	157,730
250,000	HSBK Europe BV, (144A), 7.75%, due 05/13/13	259,600	*
500,000	HSBK Europe BV, (Reg. S), 7.75%, due 05/13/13	519,200
500,000	Kazkommerts International BV, (Reg. S), 8%, due 11/03/15	506,050
350,000	Temir Capital BV, 9%, due 11/24/11	360,937
700,000	Temir Capital BV, 9.25%, due 03/23/09	724,710
285,000	TuranAlem Finance BV, (144A), 8%, due 03/24/14	284,287	*
220,000	TuranAlem Finance BV, (144A), 8.25%, due 01/22/37	220,286	*
	Total Kazakhstan (Cost: $3,208,025)	3,233,040

	Malaysia (Cost: $1,301,810) (3.8%)
1,290,000	Penerbangan Malaysia Berhad, (Reg. S), 5.625%, due 03/15/16	1,295,213

	Mexico (15.6%)
555,000	Corporation Interamericana de Entretenimiento, S.A.B. de C.V., (Reg. S), 8.875%, due 06/14/15	557,775
500,000	Grupo Gigante S.A.B. de C.V., (144A), 8.75%, due 04/13/16	510,750	*
2,900,000	Grupo Isuacell S.A. de C.V., Series B, 10%, due 06/15/07	2,889,125	**#
1,000,000	Grupo Iusacell S.A. de C.V., 14.25%, due 12/01/06	505,000	**#
300,000	Grupo Posadas S.A. de C.V., (Reg. S), 8.75%, due 10/04/11	313,500
250,000	Industrias Unidas S.A., (144A), 11.5%, due 11/15/16	265,000	*
200,000	Vitro S.A. de C.V., (144A), 8.625%, due 02/01/12	202,000	*
	Total Mexico (Cost: $5,096,384)	5,243,150

	Panama (4.5%)
1,000,000	AEL El Salvador Trust, (Reg. S), 6.75%, due 02/01/16	993,094
500,000	Republic of Panama, 7.25%, due 03/15/15	537,500
	Total Panama (Cost: $1,494,791)	1,530,594
	Peru (4.8%)
250,000	Banco de Credito Del Peru, (Reg. S), 6.95%, due 11/07/21	249,375
499,200	Republic of Peru, Front Loaded Interest Reduction Bonds, 5%, due 03/07/17	496,954
800,000	Southern Copper Corporation, 7.5%, due 07/27/35	852,992
	Total Peru (Cost: $1,532,714)	1,599,321

2

		Russia (10.6%)
550,000		Alfa Bond Issuance PLC (Alpha Bank), 8.625%, due 12/09/15	554,461
RUB	27,000,000	Dal Capital (Vneshtorgbk), 7%, due 04/13/09	1,026,796
400,000		Gaz Capital (Gazprom), (144A), 6.212%, due 11/22/16	394,278	*
500,000		Mobile Telesystems Finance S.A., (Reg. S), 8%, due 01/28/12	522,200
450,000		Russian Standard Finance S.A. (Russian Standard Bank), (144A), 8.625%, due 05/05/11	448,875	*
600,000		VimpelCom, (144A), 8.25%, due 05/23/16	632,280	*
		Total Russia (Cost: $3,540,124)	3,578,890

		South Africa (Cost: $525,333) (1.6%)
500,000		Republic of South Africa, 6.5%, due 06/02/14	523,125

		South Korea (3.7%)
500,000		C&M Finance, Limited, (Reg. S), 8.1%, due 02/01/16	511,626
225,000		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Company, 6.875%, due 12/15/11	183,938
650,000		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Company, Variable Rate based on U.S. LIBOR + 3.25%, due 12/15/11	555,750
		Total South Korea (Cost: $1,376,589)	1,251,314

		Turkey (3.5%)
800,000		Bosphorus Financial Services, Limited, (144A), Variable Rate based on the U.S. LIBOR + 1.80%, due 02/15/12	813,760	*
350,000		T2 Capital Finance Company S.A., (144A), 6.95%, due 02/06/17	350,175	*
		Total Turkey (Cost: $1,150,000)	1,163,935

		Ukraine (5.1%)
500,000		Exim Ukraine, 6.8%, due 10/04/12	486,250
1,000,000		Kyivstar, (Reg. S), 7.75%, due 04/27/12	1,045,000
185,000		Ukraine Government, (Reg. S), Variable Rate based on the U.S. LIBOR + 3.375%, due 08/05/09	195,915
		Total Ukraine (Cost: $1,684,027)	1,727,165
		Total Fixed Income Securities (Cost: $33,125,340) (98.2%)	33,095,333

		Short-Term Investments
1,809,316		Investors Bank & Trust Depository Reserve, 3.60%	1,809,316

		Total Short-Term Investments (Cost: $1,809,316) (5.4%)	1,809,316

		Total Investments (Cost: $34,934,656) (103.6%)	34,904,649
		Liabilities in Excess of Other Assets (-3.6%)	(1,211,041)
		Net Assets (100.0%)	$33,693,608

Notes to the Schedule of Investments:

RUB	-	Russian Ruble.

3

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

**		Non-income producing.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2007, the value of these securities amounted to $8,202,930 or 24.35% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

#		Company is in default and is not making interest payments.

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)	January 31, 2007

Percentage of
Industry	Net Assets
Banking	14.1%
Beverages, Food & Tobacco	2.0
Commercial Services	0.8
Communications	2.1
Electric Utilities	1.3
Electronics	2.2
Entertainment & Leisure	3.2
Financial Services	19.2
Food Retailers	1.5
Home Construction, Furnishings & Appliances	0.6
Insurance	1.8
Lodging	0.9
Metals	2.5
Mining	2.0
Miscellaneous	0.9
Oil & Gas	1.8
Radio Telephone Communications	1.9
Sovereign Government	22.1
Telephone Communications, exc. Radio	10.1
Telephone Systems	4.7
Transportation	2.5
Short-Term Investments	5.4
Total	103.6%

See accompanying Notes to Schedules of Investments

4

TCW Global Equities Fund

Schedule of Investments (Unaudited)	January 31, 2007

Number of
Shares		Value
	Common Stock
	Australia (1.6% of Net Assets)
25,021	BHP Billiton, Limited	511,182
42,411	Foster’s Group, Limited	223,277
46,016	Macquarie Airports	126,953
	Total Australia (Cost: $806,014)	861,412

	Belgium (1.4%)
1,400	Colruyt S.A.	297,692
5,695	Mobistar S.A.	491,802
	Total Belgium (Cost: $711,443)	789,494

	Canada (2.4%)
9,221	Candian National Railway Company	419,101
16,500	First Quantum Minerals, Limited	872,526
	Total Canada (Cost: $1,294,751)	1,291,627

	Denmark (Cost: $887,016) (1.8%)
5,500	Topdanmark A/S	989,021	*

	Finland (Cost: $385,788) (0.8%)
20,309	Nokia Oyj	447,855

	France (3.9%)
4,126	Groupe Danone	635,948
12,058	Total S.A.	817,147
4,792	Vinci S.A.	660,774
	Total France (Cost: $1,793,287)	2,113,869

	Germany (5.4%)
31,347	Accenture, Limited, Class A	1,183,349
8,959	Adidas-Salomon AG	431,580
2,470	Altana AG	152,309	†
2,900	Continental AG	351,780
6,479	Deutsche Post AG	199,305
3,500	RWE AG	365,398
6,000	SAP AG	277,255
	Total Germany (Cost: $2,762,284)	2,960,976

	Great Britain (13.7%)
11,393	AstraZeneca PLC	635,471
11,140	Barratt Developments PLC	258,739
89,287	BT Group PLC	537,741
40,058	Charter PLC	669,435	*
24,365	GlaxoSmithKline PLC	655,453

1

8,000	InterContinental Hotels Group	199,755
19,248	National Grid PLC	290,020
239,987	Old Mutual PLC	811,073
15,637	Reckitt Benckiser PLC	752,113
38,577	Royal Dutch Shell PLC, B Shares	1,291,422
11,891	Unilever PLC	323,513
19,908	United Business Media PLC	276,038
17,137	Xstrata PLC	802,079
	Total Great Britain (Cost: $6,771,040)	7,502,852

	Hong Kong (1.3%)
258,000	Chinese Estates Holdings, Limited	344,805
106,000	Great Eagle Holdings, Limited	346,110
	Total Hong Kong (Cost: $648,894)	690,915

	Ireland (Cost: $1,368,259) (2.6%)
63,000	Bank of Ireland	1,408,663

	Italy (Cost: $537,741) (1.3%)
427,000	Beni Stabili SpA	699,883

	Japan (7.3%)
15,000	Hoya Corporation	545,448
13,574	JFE Holdings, Incorporation	753,253
104,972	Mazda Motor Corporation	688,514
35,000	Mitsubishi Corporation	709,749
120	Mizuho Financial Group, Incorporated	866,307
14,000	Tsumura & Company	314,997
1,500	Yamada Denki Company, Limited	124,614
	Total Japan (Cost: $3,612,578)	4,002,882

	Netherlands (1.6%)
11,280	Arcelor Mittal	531,829
7,389	ING Groep, N.V.	323,663
	Total Netherlands (Cost: $730,855)	855,492

	Norway (Cost: $723,595) (1.4%)
29,193	Statoil ASA	781,408	†

	United States (51.5%)
12,000	Abercrombie & Fitch Company, Class A	954,480
23,134	Aetna, Inc.	975,329
16,400	Allstate Corp.	986,624
21,299	Altria Group, Incorporated	1,861,320
24,000	American Express Co.	1,397,280
19,500	Anadarko Petroleum Corp.	853,125

2

40,000	Applied Materials, Incorporated	709,200
13,613	Armor Holdings, Incorporated	823,587	*†
13,149	BJ Services Corporation	363,701
26,000	Cisco Systems, Incorporated	691,340	*
26,440	ConocoPhillips	1,755,880
25,028	Countrywide Financial Corporation	1,088,217
20,000	Cytyc Corporation	578,400	*
5,240	Goldman Sachs Group, Inc.	1,111,718
9,366	International Business Machines Corporation	928,639
15,111	Johnson & Johnson	1,009,415
18,217	Marathon Oil Corporation	1,645,724
41,627	Motorola, Incorporation	826,296
7,200	NII Holdings, Incorporated, Class B	531,360	*
6,633	Omnicom Group, Incorporated	697,792
59,725	Oracle Corporation	1,024,881	*
21,000	Patterson-UTI Energy, Incorporated	507,150	†
16,000	Procter & Gamble Co. (The)	1,037,920
5,611	Safeco Corporation	359,160
13,918	TJX Companies, Incorporated (The)	411,555
13,411	Toll Brothers, Incorporated	453,694	*†
9,015	TXU Corporation	487,531
22,000	United Technologies Corporation	1,496,440
16,596	Wal-Mart Stores, Incorporated	791,463
19,756	Wyeth	976,144
12,461	Yum! Brands, Incorporated	747,785
	Total United States (Cost: $26,253,678)	28,083,150

	Total Common Stock (Cost: $49,287,223) (98.0%)	53,479,499

	Short-Term Investments
	Money Market Investments
31,614	Merrimac Cash Fund—Premium Class, 5.109%	31,614	**
36,526	TCW Money Market Fund, 3.64%	36,526	#

	Total Money Market Investments (Cost: $68,140)	68,140

Principal
Amount
	Other Short-Term Investments ^
65,757	Bank of America, 5.27%, due 03/09/07	65,757	**
63,228	Bank of America, 5.32%, due 02/16/07	63,228	**
25,292	Bank of Nova Scotia, 5.29%, due 02/06/07	25,292	**
101,165	Bank of Nova Scotia, 5.3%, due 02/27/07	101,165	**

3

37,937	Barclays Bank PLC, 5.31%, due 02/20/07	37,937	**
63,228	Barclays Bank PLC, 5.31%, due 04/02/07	63,228	**
12,646	Barclays Bank PLC, 5.31%, due 04/09/07	12,646	**
63,228	Barclays Bank PLC, 5.32%, due 02/13/07	63,228	**
12,645	Barton Capital LLC, 5.26%, due 02/07/07	12,645	**
50,582	Barton Capital LLC, 5.262%, due 02/02/07	50,582	**
50,582	Barton Capital LLC, 5.266%, due 02/07/07	50,582	**
25,291	Barton Capital LLC, 5.282%, due 02/13/07	25,291	**
88,518	BNP Paribas, 5.28%, due 02/01/07	88,518	**
50,582	Calyon, 5.3%, due 02/05/07	50,582	**
50,582	Calyon, 5.31%, due 02/16/07	50,582	**
25,291	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	25,291	**
37,936	Charta LLC, 5.296%, due 02/26/07	37,936	**
25,291	Citigroup, Inc., 5.31%, due 03/16/07	25,291	**
25,291	Clipper Receivables Corp., 5.282%, due 02/23/07	25,291	**
37,936	Compass Securitization, 5.284%, due 02/12/07	37,936	**
25,291	Compass Securitization, 5.292%, due 02/22/07	25,291	**
25,291	CRC Funding LLC, 5.282%, due 03/08/07	25,291	**
37,936	CRC Funding LLC, 5.287%, due 03/07/07	37,936	**
25,291	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	25,291	**
50,582	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	50,582	**
50,582	Den Danske Bank, 5.285%, due 02/12/07	50,582	**
25,291	Deutsche Bank, 5.285%, due 02/02/07	25,291	**
37,936	Fairway Finance Company LLC, 5.273%, due 02/02/07	37,936	**
25,291	Fairway Finance Company LLC, 5.287%, due 02/16/07	25,291	**
24,736	Fairway Finance Company LLC, 5.293%, due 02/09/07	24,736	**
37,936	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	37,936	**
25,291	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	25,291	**
25,291	Fortis Bank, 5.26%, due 02/07/07	25,291	**
25,291	Fortis Bank, 5.285%, due 03/26/07	25,291	**
12,645	General Electric Capital Services, Inc., 5.285%, due 03/23/07	12,645	**
25,291	Greyhawk Funding, 5.281%, due 02/12/07	25,291	**

4

37,936	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	37,936	**
1,071,541	Investors Bank & Trust Depository Reserve, 3.60%	1,071,541
25,291	Jupiter Securitization Corp., 5.278%, due 02/09/07	25,291	**
12,645	Jupiter Securitization Corp., 5.287%, due 02/20/07	12,645	**
25,291	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	25,291	**
37,936	Lexington Parker Capital Co., 5.282%, due 02/06/07	37,936	**
12,645	Liberty Street Funding Corp., 5.286%, due 02/12/07	12,645	**
25,291	Lloyds TSB Bank, 5.3%, due 02/26/07	25,291	**
25,291	Marshall & Ilsley Bank, 5.3%, due 03/19/07	25,291	**
12,645	Morgan Stanley, 5.383%, due 08/01/07	12,645	**
25,291	Old Line Funding LLC, 5.285%, due 02/12/07	25,291	**
25,291	Paradigm Funding LLC, 5.294%, due 02/26/07	25,291	**
151,746	Rabobank Nederland, 5.28%, due 02/01/07	151,746	**
12,645	Rabobank Nederland, 5.28%, due 02/26/07	12,645	**
12,645	Ranger Funding, 5.285%, due 02/20/07	12,645	**
25,291	Ranger Funding, 5.287%, due 02/08/07	25,291	**
25,291	Ranger Funding, 5.328%, due 02/08/07	25,291	**
25,291	Regions Bank, 5.3%, due 04/23/07	25,291	**
50,582	Royal Bank of Canada, 5.31%, due 02/14/07	50,582	**
37,936	Royal Bank of Canada, 5.31%, due 02/15/07	37,936	**
25,291	Royal Bank of Scotland, 5.29%, due 02/09/07	25,291	**
25,291	Sheffield Receivables Corp., 5.272%, due 02/02/07	25,291	**
25,291	Sheffield Receivables Corp., 5.28%, due 02/06/07	25,291	**
37,936	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	37,936	**
88,911	Svenska Handlesbanken, 5.28%, due 02/01/07	88,911	**
12,645	Three Pillars Funding LLC, 5.293%, due 02/01/07	12,645	**
12,645	UBS AG, 5.28%, due 03/23/07	12,645	**
25,291	Variable Funding Capital Co., 5.271%, due 02/14/07	25,291	**
25,291	Yorktown Capital LLC, 5.282%, due 02/01/07	25,291	**
25,291	Yorktown Capital LLC, 5.286%, due 02/06/07	25,291	**
25,291	Yorktown Capital LLC, 5.287%, due 02/15/07	25,291	**

5

Total Other Short-Term Investments (Cost: $3,400,675)	3,400,675
Total Short-Term Investments (Cost: $3,468,815) (6.4%)	3,468,815

Total Investments (Cost: $52,756,038) (104.4%)	56,948,314
Liabilities in Excess of Other Assets (-4.4%)	(2,406,538)
Net Assets (100.0%)	$54,541,776

Notes to the Schedule of Investments:

*	Non-income producing.

**	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

#	Affiliated Investment.

^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)	January 31, 2007

Percentage of
Industry	Net Assets
Aerospace & Defense	4.2%
Air Freight & Logistics	0.3
Auto Components	0.6
Automobiles	1.2
Beverages	0.4
Capital Markets	2.0
Commercial Banks	4.2
Communications Equipment	3.6
Computers & Peripherals	1.7
Construction & Engineering	1.2
Consumer Finance	2.6
Diversified Financial Services	0.6
Diversified Telecommunication Services	1.0

6

Electronic Equipment & Instruments	1.0
Energy Equipment & Services	1.6
Food & Staples Retailing	2.0
Food Products	1.8
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.8
Hotels, Restaurants, & Leisure	1.7
Household Durables	1.3
Household Products	3.3
Independent Power Producers & Energy Traders	0.9
Insurance	5.8
IT Services	2.2
Machinery	1.2
Media	1.8
Metals & Mining	6.5
Multi-Utilities	1.2
Oil, Gas & Consumable Fuels	13.1
Pharmaceuticals	6.8
Real Estate Management & Development	2.6
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	1.3
Software	2.4
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	0.8
Thrifts & Mortgage Finance	1.9
Tobacco	3.4
Trading Companies & Distributors	1.3
Transportation Infrastructure	0.2
Wireless Telecommunication Services	1.9
Short-Term Investments	6.4
Total	104.4%

See accompanying Notes to Schedules of Investments

7

TCW Funds Inc.

International

Notes to Schedules of Investments (Unaudited)	January 31, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 27 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”‘) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Société Générale Asset Management International Ltd. (“SGUK”) (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Emerging Markets Equities Fund and the TCW Global Equities Fund.  SGAM Singapore (“SGAM”) is a sub-advisor to the TCW Asia Pacific Equities Fund. The Advisor, SGUK and SGAM are the second-tier subsidiaries of Société Générale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report (“International Funds”):

TCW Fund	Investment Objective
Non-Diversified Equity Funds
TCW Asia Pacific Equities Fund

Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW Global Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI World Index.

Non-Diversified Fixed Income Fund
TCW Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies, instrumentalities or private corporate issuers.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the funds that invest in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of the movements in the U.S. market to the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model will be utilized each trading day and will not be dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Forward Foreign Currency Contracts:  Certain funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.   Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2007.  The loans were collateralized with cash which were invested in short-term instruments (amounts in thousands).

	Market Value of
	Loaned
	Securities	Collateral Value
TCW Asia Pacific Equities Fund	$210	$231
TCW Emerging Markets Equities Fund	1,523	1,577
TCW Global Equities Fund	2,265	2,361

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At January 31, 2007, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW	TCW	TCW
	Asia	Emerging	Emerging	TCW
	Pacific	Markets	Markets	Global
	Equities	Equities	Income	Equities
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$7,308	$2,206	$1,872	$4,870
Unrealized (Depreciation)	(97)	(256)	(1,075)	(678)
Net Unrealized Appreciation	$7,211	$1,950	$797	$4,192
Cost of Investments for Federal Income Tax Purposes	$18,305	$15,191	$34,108	$52,756

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at January 31, 2007.

TCW Money Market Fund

Schedule of Investments (Unaudited)	January 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Agency Securities (1.6% of Net Assets)
5,000,000	Federal Home Loan Mortgage Corp., 4.8%, due 02/20/07	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.875%, due 02/26/07	5,000,000
	Total Agency Securities (Cost: $10,000,000)	10,000,000

	Commercial Paper (43.1%)
20,000,000	Abbey National North America LLC, 5.24%, due 02/02/07	19,997,089
20,000,000	American Express Credit Corp., 5.24%, due 02/07/07	19,982,533
8,700,000	Bank of America Corp., 5.25%, due 03/15/07	8,646,713
10,000,000	Barclays U.S. Funding, Corp., 5.24%, due 02/20/07	9,972,344
24,800,000	BNP Paribas Finance, Inc., 5.26%, due 02/01/07	24,800,000
5,000,000	Calyon North America, Inc., 5.24%, due 02/08/07	4,994,906
1,425,000	Calyon North America, Inc., 5.25%, due 02/08/07	1,423,545
11,000,000	Calyon North America, Inc., 5.26%, due 02/09/07	10,987,142
3,000,000	Calyon North America, Inc., 5.27%, due 02/08/07	2,996,926
7,000,000	Citigroup Funding, Inc., 5.25%, due 02/05/07	6,995,917
2,900,000	Citigroup Funding, Inc., 5.25%, due 02/12/07	2,895,348
16,000,000	Dresdner U.S. Finance, 5.25%, due 02/05/07, 5.25%, due 02/05/07	15,990,667
10,000,000	Dresdner U.S. Finance, 5.25%, due 02/12/07	9,983,958
1,450,000	General Electric Capital Corp., 5.26%, due 02/09/07	1,448,305
9,000,000	HBOS Treasury Services, 5.245%, due 02/12/07	8,985,576
3,000,000	HBOS Treasury Services, 5.26%, due 02/02/07	2,999,562
2,500,000	HBOS Treasury Services, 5.28%, due 02/16/07	2,494,500
3,250,000	ING US Funding LLC, 5.24%, due 02/20/07	3,241,012
10,000,000	ING US Funding LLC, 5.245%, due 02/21/07	9,970,861
20,000,000	Lasalle Bank Corp., 5.23%, due 02/06/07	19,985,472
2,900,000	Merrill Lynch & Co., Inc., 5.335%, due 05/29/07	2,899,905
20,000,000	MetLife Funding, Inc., 5.25%, due 02/15/07	19,959,167
22,570,000	Northern Il Gas Corp., 5.28%, due 02/01/07	22,570,000
14,600,000	Paccar Financial Corp., 5.23%, due 02/05/07	14,591,516
20,000,000	Rabobank USA Finance Corp., 5.26%, due 02/01/07	20,000,000
5,000,000	Toyota Motor Credit Corp., 5.23%, due 02/07/07	4,995,642
5,000,000	Toyota Motor Credit Corp., 5.35%, due 04/13/07	4,947,244
	Total Commercial Paper (Cost: $278,755,850)	278,755,850

1

	Corporate Fixed Income Securities (50.6%)
10,000,000	American General Finance Corp., 5.46%, due 04/05/07	10,002,362
5,500,000	Associates Corporation of North America, 7.375%, due 06/11/07	5,535,752
5,000,000	Bank of America Corp., 5.25%, due 02/01/07	4,999,999
7,500,000	Bear Stearns Co., Inc., 5.485%, due 07/27/07	7,505,854
10,000,000	Bear Stearns Co., Inc., 5.966%, due 09/27/07	10,041,074
10,000,000	Branch Bank & Trust, 5.44%, due 06/04/07	10,003,688
5,000,000	Citigroup, Inc., 3.821%, due 06/04/07	5,001,848
4,500,000	Citigroup, Inc., 5%, due 03/06/07	4,498,833
10,000,000	Credit Suisse New York, 5.336%, due 06/12/07	10,000,534
10,000,000	Credit Suisse USA, Inc., 5.46%, due 04/05/07	10,002,375
2,000,000	Credit Suisse USA, Inc., 5.874%, due 02/15/07	2,000,412
10,000,000	Federal Home Loan Bank, 5.3%, due 12/05/07	10,000,000
10,000,000	Federal Home Loan Bank, 5.315%, due 06/14/07	10,000,000
10,000,000	Federal Home Loan Bank, 5.365%, due 01/24/08	10,000,000
10,000,000	Federal Home Loan Bank, 5.375%, due 11/15/07	9,999,214
5,000,000	Federal Home Loan Bank, 5.375%, due 02/12/08	5,000,000
5,000,000	General Electric Capital Corp., 5.425%, due 06/22/07	5,002,099
10,000,000	General Electric Capital Corp., 5.443%, due 03/09/07	10,001,337
10,000,000	Goldman Sachs Group, Inc., 5.485%, due 07/02/07	10,006,839
5,000,000	HSBC Finance Corp., 5.3%, due 08/15/07	4,997,727
10,000,000	HSBC Finance Corp., 5.409%, due 06/01/07	10,001,045
5,200,000	HSBC Finance Corp., 5.414%, due 05/10/07	5,200,604
5,000,000	International Lease Finance Corp., 3.125%, due 05/03/07	4,969,825
6,775,000	International Lease Finance Corp., 5.75%, due 02/15/07	6,775,423
10,000,000	JPMorgan Chase & Co., 5.25%, due 05/30/07	9,996,895
5,000,000	JPMorgan Chase & Co., 5.35%, due 03/01/07	5,001,487
10,000,000	Lehman Brothers Holdings, Inc., 5.48%, due 04/20/07	10,003,287
15,000,000	Merrill Lynch & Co., Inc., 5.335%, due 02/01/07	15,000,000
10,000,000	Morgan Stanley, 5.485%, due 07/27/07	10,007,864
10,000,000	Morgan Stanley, 5.499%, due 02/15/07	10,000,494
20,000,000	Suntrust Bank, 5.433%, due 05/17/07	20,006,195
5,000,000	Toyota Motor Credit Corp., 5.315%, due 07/02/07	5,000,087
5,000,000	Toyota Motor Credit Corp., 5.33%, due 10/15/07	5,001,332
5,200,000	Wachovia Corp., 5.44%, due 07/20/07	5,203,260
10,000,000	Wachovia Corp., 5.445%, due 11/08/07	10,008,671
20,000,000	Wal-Mart Stores, Inc., 5.26%, due 03/28/07	19,998,954
20,000,000	Wells Fargo & Co., 5.426%, due 03/23/07	20,002,742
	Total Corporate Fixed Income Securities (Cost: $326,778,112)	326,778,112
	Total Fixed Income Securities (Cost: $615,533,962) (95.3%)	615,533,962

2

Number of
Shares
	Money Market Investments (4.6%)
15,000,000	Black Rock Liquidity Funds—TempFund, 5.2%	15,000,000
15,000,000	Fidelity Institutional Prime Money Market Portfolio, 5.2%	15,000,000
	Total Money Market Investments	30,000,000

Principal
Amount
	Other Short-Term Investments (0.0%)
19,113	Investors Bank & Trust Depository Reserve, 3.60%	19,113
	Total Short-Term Investments (Cost: $30,019,113) (4.6%)	30,019,113
	Total Investments (Cost: $645,553,075) (99.9%)	645,553,075
	Excess of Other Assets over Liabilities (0.1%)	505,439
	Net Assets (100.0%)	$646,058,514

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Automotive	2.3%
Banking	39.8
Brokers	10.0
Commercial Services	0.8
Financial Services	23.1
Insurance	4.1
Oil & Gas	3.5

3

Retailers	3.1
U.S. Government Securities	0.8
U.S. Government Agency Obligations	7.8
Short-Term Investments	4.6
Total	99.9%

See accompanying Notes to Schedules of Investments

4

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Corporate Bonds
	Aerospace & Defense (0.5% of Net Assets)
80,000	Bombardier, Inc. (144A), 8%, due 11/15/14	83,000	*
50,000	Goodrich (BF) Corp., 7.625%, due 12/15/12	54,965
100,000	Lockheed Martin Corp., 7.65%, due 05/01/16	114,335
225,000	Textron Financial Corp., 4.6%, due 05/03/10	219,528
	Total Aerospace & Defense	471,828

	Airlines (0.0%)
40,000	CHC Helicopter Corp., 7.375%, due 05/01/14	39,200

	Automotive (0.3%)
200,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	207,338
15,000	Ford Motor Co., 7.45%, due 07/16/31	12,150
40,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	40,727
15,000	General Motors Acceptance Corp., 8%, due 11/01/31	16,912
25,000	General Motors Corp., 8.375%, due 07/15/33	23,500	†
	Total Automotive	300,627

	Banking (2.3%)
275,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	267,058
200,000	Bank of America Corp., 5.875%, due 02/15/09	202,236
200,000	BB&T Corp., 6.5%, due 08/01/11	208,666
225,000	Citigroup, Inc., 4.125%, due 02/22/10	217,890
200,000	First Union Bancorp, 7.8%, due 08/18/10	215,658
10,000	Ford Motor Credit Co., 9.81%, due 04/15/12	10,825
75,000	GMAC LLC, 6%, due 12/15/11	73,937
150,000	HSBC Finance Corp., 5%, due 06/30/15	144,840
225,000	JPMorgan Chase & Co., 3.8%, due 10/02/09	216,585
200,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	202,490
75,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	94,963
200,000	US Bank National Association, 6.3%, due 02/04/14	209,706
100,000	Washington Mutual, Inc., 4.2%, due 01/15/10	96,797
200,000	Wells Fargo & Co., 6.45%, due 02/01/11	207,954
	Total Banking	2,369,605

	Beverages, Food & Tobacco (0.4%)
100,000	Campbell Soup Co., 6.75%, due 02/15/11	105,117
5,000	Dole Food Co., Inc., 8.625%, due 05/01/09	5,025
100,000	Kellogg Co., 6.6%, due 04/01/11	104,291
100,000	Kraft Foods, Inc., 5.25%, due 10/01/13	98,362
35,000	Pilgrim’s Pride Corp., 7.625%, due 05/01/15	34,650
70,000	Supervalu, Inc., 7.5%, due 11/15/14	72,800	†
	Total Beverages, Food & Tobacco	420,245

	Building Materials (0.0%)
20,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	21,075

	Chemicals (0.4%)
10,000	Chemtura Corp., 6.875%, due 06/01/16	9,750
100,000	Dow Chemical Co., 6%, due 10/01/12	102,388
30,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16	28,837	*†
30,000	Lyondell Chemical Co., 8%, due 09/15/14	31,350
35,000	Lyondell Chemical Co., 8.25%, due 09/15/16	37,100
5,000	Mosaic Co. (144A), 7.375%, due 12/01/14	5,062	*
5,000	Mosaic Co. (144A), 7.625%, due 12/01/16	5,112	*
20,000	Nalco Co., 7.75%, due 11/15/11	20,400
5,000	Nova Chemicals Corp., 6.5%, due 01/15/12	4,737
15,000	Nova Chemicals Corp., 8.502%, due 11/15/13	14,962
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	20,300
70,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	74,112
65,000	Westlake Chemical Corp., 6.625%, due 01/15/16	63,944
	Total Chemicals	418,054

	Coal (0.0%)
15,000	Massey Energy Co., 6.875%, due 12/15/13	13,912

	Commercial Services (0.3%)
25,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	25,000
50,000	Allied Waste North America, Inc., 7.375%, due 04/15/14	50,250	†
35,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	37,406	*
65,000	Avis Budget Car Rental LLC, (144A), 7.75%, due 05/15/16	64,675	*

10,000	Education Management LLC, 8.75%, due 06/01/14	10,500
10,000	Education Management LLC, 10.25%, due 06/01/16	10,737
10,000	H&E Equipment Services, Inc., 8.375%, due 07/15/16	10,575
45,000	Service Corporation International, 7.375%, due 10/01/14	46,350
5,000	US Oncology, Inc., 10.75%, due 08/15/14	5,575
	Total Commercial Services	261,068

	Communications (0.1%)
50,000	Intelsat Intermediate Holding Company, Ltd., 0% to 02/01/10, 9.25% thereafter, due 02/01/15	40,625
65,000	Intelsat Subsidiary Holding Company, Ltd., 8.25%, due 01/15/13	67,275
3,000	PanAmSat Corp., 9%, due 08/15/14	3,236
	Total Communications	111,136

	Computer & Data Processing Services (0.0%)
5,000	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	4,987

	Computer Integrated Systems Design (0.0%)
35,000	Unisys Corp., 8%, due 10/15/12	35,175

	Containers & Packaging (0.0%)
10,000	Ball Corp., 6.625%, due 03/15/18	9,875
5,000	BWAY Corp., 10%, due 10/15/10	5,225
10,000	Pliant Corp., 11.125%, due 09/01/09	9,975
	Total Containers & Packaging	25,075

	Electric Utilities (1.0%)
15,000	AES Corp., 7.75%, due 03/01/14	15,825
37,000	AES Corp., 9.375%, due 09/15/10	39,960
15,000	Allegheny Energy Supply Co. LLC, (144A), 8.25%, due 04/15/12	16,387	*
100,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	97,518
15,000	Calpine Corp., (144A), 8.5%, due 07/15/10	15,637	*#
200,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	202,412
100,000	Dominion Resources, Inc., 5.15%, due 07/15/15	96,829
70,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	74,200
20,000	Edison Mission Energy, 7.5%, due 06/15/13	20,800	†
100,000	Exelon Corp., 4.9%, due 06/15/15	94,436
100,000	FPL Group Capital, Inc., 7.375%, due 06/01/09	104,301

85,000	Mirant North America LLC, 7.375%, due 12/31/13	86,806
50,000	NRG Energy, Inc., 7.375%, due 02/01/16	50,125
40,000	Reliant Energy, Inc., 6.75%, due 12/15/14	39,400
10,000	Reliant Energy, Inc., 9.25%, due 07/15/10	10,525
100,000	Southern Power Co., 4.875%, due 07/15/15	95,001
	Total Electric Utilities	1,060,162

	Electrical Equipment (0.0%)
15,000	Baldor Electric Co., 8.625%, due 02/15/17	15,469
1,000	UCAR Finance, Inc., 10.25%, due 02/15/12	1,051
	Total Electrical Equipment	16,520

	Electronics (0.2%)
15,000	Celestica, Inc., 7.625%, due 07/01/13	14,325	†
100,000	Cisco Systems, Inc., 5.5%, due 02/22/16	99,811
15,000	Freescale Semiconductor, Inc., (144A), 8.875%, due 12/15/14	15,000	*
10,000	NXP BV/NXP Funding LLC, (144A), 7.875%, due 10/15/14	10,375	*
60,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	54,900	†
15,000	Sensata Technologies BV (Netherlands), (144A), 8%, due 05/01/14	14,831	*†
	Total Electronics	209,242

	Entertainment & Leisure (0.3%)
35,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	36,225
100,000	News America, Inc., 6.4%, due 12/15/35	99,938
5,000	Pokagon Gaming Authority, (144A), 10.375%, due 06/15/14	5,487	*
40,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14	39,200	*
100,000	Walt Disney Co. (The), 7%, due 03/01/32	113,812
45,000	Warner Music Group Corp., 7.375%, due 04/15/14	44,606
	Total Entertainment & Leisure	339,268

	Financial Services (1.5%)
150,000	American Express Credit Corp., 5%, due 12/02/10	148,751
100,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	96,692
36,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	38,700
200,000	Credit Suisse USA, Inc., 4.125%, due 01/15/10	193,824

45,000	Ford Motor Credit Co., 7%, due 10/01/13	43,200
200,000	Goldman Sachs Group, Inc. (The), 5.35%, due 01/15/16	195,600
80,000	Idearc, Inc., (144A), 8%, due 11/15/16	81,400	*
5,000	Kraton Polymers LLC, 8.125%, due 01/15/14	5,050
225,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14	215,363
200,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	194,500
200,000	PNC Funding Corp., 5.25%, due 11/15/15	194,958
10,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	10,450
50,000	Regency Energy Partners, LP, (144A), 8.375%, due 12/15/13	50,125	*
20,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	21,100	†
20,000	Vanguard Health Systems, Inc., 0%, due 10/01/15	16,050
	Total Financial Services	1,505,763

	Food Retailers (0.1%)
100,000	Kroger Co., 7.5%, due 04/01/31	109,573

	Forest Products & Paper (0.4%)
15,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	14,550
20,000	Bowater, Inc., 8.36%, due 03/15/10	20,250
40,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	39,100
75,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17	74,625	*
10,000	Graphic Packaging International Corp., 8.5%, due 08/15/11	10,350
20,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	21,250
10,000	Neenah Paper, Inc., 7.375%, due 11/15/14	9,638
55,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	53,900
5,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	5,200	*
10,000	Verso Paper Holdings LLC, (144A), 9.125%, due 08/01/14	10,475	*
100,000	Westvaco Corp., 8.2%, due 01/15/30	113,176
	Total Forest Products & Paper	372,514

	Healthcare Providers (0.1%)
25,000	HCA, Inc., (144A), 9.25%, due 11/15/16	26,688	*†
25,000	National Mentor Holdings, Inc., (144A), 11.25%, due 07/01/14	27,063	*
40,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	40,200
	Total Healthcare Providers	93,951

	Heavy Machinery (0.1%)
45,000	Case New Holland, Inc., 7.125%, due 03/01/14	46,013
100,000	John Deere Capital Corp., 5.1%, due 01/15/13	98,085
	Total Heavy Machinery	144,098

	Home Construction, Furnishings & Appliances (0.3%)
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	24,000
200,000	General Electric Capital Corp., 5.875%, due 02/15/12	204,828
25,000	Standard-Pacific Corp., 6.5%, due 10/01/08	25,063
30,000	Technical Olympic USA, Inc., 9%, due 07/01/10	29,588
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	17,700
20,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	19,600
	Total Home Construction, Furnishings & Appliances	320,779

	Household Products (0.1%)
100,000	Fortune Brands, Inc., 5.125%, due 01/15/11	98,056

	Insurance (0.7%)
100,000	Allstate Corp. (The), 5.55%, due 05/09/35	94,889
200,000	International Lease Finance Corp., 5.875%, due 05/01/13	204,464
50,000	Leucadia National Corp., 7%, due 08/15/13	50,000
100,000	MetLife, Inc., 5.7%, due 06/15/35	96,666
150,000	Prudential Financial, Inc., 5.1%, due 09/20/14	145,964
125,000	WellPoint, Inc., 5.25%, due 01/15/16	121,895
	Total Insurance	713,878

	Lodging (0.1%)
20,000	M T R Gaming Group Inc., 9%, due 06/01/12	20,650
10,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	10,450
75,000	Mandalay Resort Group, 7.625%, due 07/15/13	74,250
20,000	Mandalay Resort Group, 9.375%, due 02/15/10	21,525
	Total Lodging	126,875

	Media - Broadcasting & Publishing (0.4%)
5,000	American Media Operations, Inc., 8.875%, due 01/15/11	4,575	†
25,000	Charter Communications Holdings Capital Corp., (144A), 8%, due 04/30/12	25,938	*

25,000	Charter Communications Holdings LLC, 10%, due 05/15/11	23,875
35,000	Charter Communications Holdings LLC, 11%, due 10/01/15	36,050
25,000	CMP Susquehanna, (144A), 9.875%, due 05/15/14	25,375	*
100,000	Comcast Corp., 6.45%, due 03/15/37	100,071
15,000	CSC Holdings, Inc., 7.625%, due 07/15/18	15,150
10,000	Dex Media West LLC, 8.5%, due 08/15/10	10,425
50,000	Dex Media, Inc., 8%, due 11/15/13	52,125
50,000	Echostar DBS Corp., 7%, due 10/01/13	50,125
35,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	35,613
20,000	Primedia, Inc., 8%, due 05/15/13	19,250	†
5,000	Primedia, Inc., 8.875%, due 05/15/11	5,106
15,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	15,437
	Total Media - Broadcasting & Publishing	419,115

	Metals (0.4%)
50,000	AK Steel Corp., 7.75%, due 06/15/12	50,688
100,000	Alcan, Inc. (Canada), 5.2%, due 01/15/14	96,904
200,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	195,880
10,000	Chaparral Steel Co., 10%, due 07/15/13	11,138
25,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	26,313	*
5,000	Novelis, Inc., 7.25%, due 02/15/15	5,138
60,000	Ryerson, Inc., 8.25%, due 12/15/11	59,700
	Total Metals	445,761

	Miscellaneous (0.2%)
150,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	146,950

	Oil & Gas (0.6%)
30,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	29,250
55,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	53,350
15,000	Chesapeake Energy Corp., 6.875%, due 01/15/16	14,850
15,000	Chesapeake Energy Corp., 7%, due 08/15/14	15,075	†
100,000	Conoco, Inc., 6.95%, due 04/15/29	112,434
35,000	El Paso Corp., 7.875%, due 06/15/12	36,925
20,000	Exco Resources, Inc., 7.25%, due 01/15/11	20,250
5,000	Hanover Compressor Co., 9%, due 06/01/14	5,350
100,000	Marathon Oil Corp., 6.8%, due 03/15/32	109,695

20,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14	20,900	*
150,000	Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10	166,875
20,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	19,500
20,000	Williams Companies, Inc., 7.875%, due 09/01/21	21,500
	Total Oil & Gas	625,954

	Pharmaceuticals (0.2%)
20,000	Angiotech Pharmaceuticals, Inc., 7.75%, due 04/01/14	18,500
100,000	Schering-Plough Corp., 5.55%, due 12/01/13	99,229
100,000	Wyeth, 5.5%, due 02/01/14	99,848
	Total Pharmaceuticals	217,577

	Radio Telephone Communications (0.3%)
175,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	226,858
25,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	26,563
	Total Radio Telephone Communications	253,421

	Real Estate (0.2%)
25,000	American Real Estate Holdings, LP, (144A), 7.125%, due 02/15/13	24,750	*
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	9,900
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	10,238
200,000	Simon Property Group LP, 5.1%, due 06/15/15 (REIT)	193,428
	Total Real Estate	238,316

	Restaurants (0.1%)
20,000	Aramark Corp., (144A), 8.5%, due 02/01/15	20,475	*†
100,000	Yum! Brands, Inc., 7.7%, due 07/01/12	108,557
	Total Restaurants	129,032

	Retailers (0.3%)
100,000	CVS Corp., 4.875%, due 09/15/14	94,919
35,000	Dollarama Group, LP, 8.875%, due 08/15/12	36,313
30,000	Harry & David Holdings, Inc., 9%, due 03/01/13	29,775
5,000	Harry & David Holdings, Inc., 10.369%, due 03/01/12	5,038
10,000	Jean Coutu Group, Inc., 7.625%, due 08/01/12	10,500

100,000	May Department Stores Co. (The), 5.75%, due 07/15/14	97,714
20,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	22,350	†
35,000	Rite Aid Corp., 7.5%, due 01/15/15	34,825
	Total Retailers	331,434

	Telephone Communications, exc. Radio (0.6%)
75,000	AT&T Corp., 8%, due 11/15/31	93,034
35,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	35,831	†
75,000	Citizens Communications Co., 9%, due 08/15/31	80,906
150,000	Deutsche Telekom International Finance AG (Germany), 8%, due 06/15/10	161,802
100,000	France Telecom S.A. (France), 7.75%, due 03/01/11	108,516
80,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	82,600
25,000	Qwest Corp., 8.875%, due 03/15/12	27,719
50,000	Verizon Communications, Inc., 5.55%, due 02/15/16	49,454
	Total Telephone Communications, exc. Radio	639,862

	Telephone Systems (0.2%)
45,000	Dobson Communications Corp., 8.875%, due 10/01/13	46,519	†
35,000	Level 3 Financing, Inc., (144A), 9.25%, due 11/01/14	35,875	*
15,000	Nordic Telephone Co. Holdings ApS, (144A), 8.875%, due 05/01/16	16,331	*
15,000	Windstream Corp., 8.125%, due 08/01/13	16,200
80,000	Windstream Corp., 8.625%, due 08/01/16	87,400
	Total Telephone Systems	202,325

	Transportation (0.3%)
100,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	103,791
55,000	Hertz Corp., 8.875%, due 01/01/14	58,438
10,000	Hertz Corp., 10.5%, due 01/01/16	11,250	†
20,000	TDS Investor Corp., (144A), 9.875%, due 09/01/14	21,000	*
100,000	Union Pacific Corp., 6.625%, due 02/01/29	106,637
	Total Transportation	301,116
	Total Corporate Bonds (Cost: $13,588,957) (13.0%)	13,553,529

	Collateralized Mortgage Obligations (25.7%)
457,008	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	456,382

561,398		Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	556,034
1,360,588		Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,395,582
1,000,000		Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	932,290
613,721		Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	605,362
1,918,299		Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,877,075
536,838		Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	520,775
1,420,999		Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,353,019
320,322		Federal Home Loan Mortgage Corp. (2897-SD), 1.568%, due 10/15/31 (I/F)(TAC)	252,802
3,625,000		Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,448,571
3,539,109		Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,324,320
587,762		Federal National Mortgage Association (01-14-SH), 9.1%, due 03/25/30 (I/F)	617,332
471,251		Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	440,483
948,178		Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	873,044
1,500,000		Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,407,570
5,015,000		Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,530,651
3,277,307		Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36	3,102,758
1,095,791		Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	979,056
		Total Collateralized Mortgage Obligations (Cost: $27,132,030)	26,673,106

		Foreign Government Bonds & Notes (6.1%)
EUR	650,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	784,529
EUR	978,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	1,220,320
EUR	905,000	Federal Republic of Germany, 3.5%, due 01/04/16	1,125,669

EUR	925,000	French Republic, 3.25%, due 04/25/16	1,123,020
100,000		Hydro-Quebec (Canada), 6.3%, due 05/11/11	102,724
SEK	3,075,000	Kingdom of Sweden, 3%, due 07/12/16	405,893
50,000		Province of Manitoba (Canada), 5.5%, due 10/01/08	50,235
100,000		Province of Quebec (Canada), 7.5%, due 09/15/29	124,576
200,000		Republic of Italy, 5.375%, due 06/15/33	193,226
100,000		State of Israel, 4.625%, due 06/15/13	95,258
GBP	550,000	Treasury GILT (Great Britain), 4%, due 09/07/16	997,453
100,000		United Mexican States, 5.625%, due 01/15/17	98,300
		Total Foreign Government Bonds & Notes (Cost: $6,417,700)	6,321,203

		Structured Notes (1.0%)
1,000,000		Dow Jones CDX, NA. HY Trust I, (144A), 8.375%, due 12/29/11	1,033,230	*†##
		Total Structured Notes (Cost: $1,025,119)	1,033,230

		U.S. Government Agency Obligations (18.7%)
700,000		Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	683,228
2,000,000		Federal Home Loan Mortgage Corp., 4.125%, due 07/12/10	1,939,940
1,250,000		Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	1,213,875
392,802		Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	384,981
200,854		Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	196,731
410,798		Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	409,040
4,698,957		Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	4,513,348
2,200,000		Federal National Mortgage Association, 3.875%, due 02/15/10	2,125,266
1,500,000		Federal National Mortgage Association, 4.625%, due 01/15/08	1,489,800
1,900,000		Federal National Mortgage Association, 6%, due 08/22/16	1,909,500
388,538		Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	386,910
734,728		Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	733,714
362,083		Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	369,086

1,400,434	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,319,167
714,580	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	685,775
447,619	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	441,965
678,017	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	638,245
	Total U.S. Government Agency Obligations (Cost: $19,577,817)	19,440,571

	U.S. Treasury Bonds (4.8%)
4,300,000	U.S. Treasury Bond, 6.125%, due 08/15/29	4,952,396	†
50,000	U.S. Treasury Bond, 7.125%, due 02/15/23	61,477
	Total U.S. Treasury Bonds (Cost: $5,152,351)	5,013,873

	U.S. Treasury Notes (23.6%)
2,450,000	U.S. Treasury Note, 3.5%, due 05/31/07	2,436,991
11,500,000	U.S. Treasury Note, 4.125%, due 05/15/15	10,959,155	†
1,000,000	U.S. Treasury Note, 4.375%, due 12/31/07	993,910
2,100,000	U.S. Treasury Note, 4.625%, due 08/31/11	2,083,263
8,000,000	U.S. Treasury Note, 5.125%, due 06/30/08	8,012,480
	Total U.S. Treasury Notes (Cost: $24,631,089)	24,485,799
	Total Fixed Income Securities (Cost: $97,525,063) (92.9%)	96,521,311

Number of
Shares
	Equity Securities
191	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	3,392	**
67	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	***
	Total Equity Securities (Cost: $2,789) (0.0%)	3,392

	Short-Term Investments
	Money Market Investments (0.1%)
161,077	Merrimac Cash Fund—Premium Class, 5.109%	161,077	***

Principal
Amount
	Other Short-Term Investments (15.7%) ^
335,039	Bank of America, 5.27%, due 03/09/07	335,039	***
322,153	Bank of America, 5.32%, due 02/16/07	322,153	***
128,861	Bank of Nova Scotia, 5.29%, due 02/06/07	128,861	***
515,446	Bank of Nova Scotia, 5.3%, due 02/27/07	515,446	***
193,292	Barclays Bank PLC, 5.31%, due 02/20/07	193,292	***
322,153	Barclays Bank PLC, 5.31%, due 04/02/07	322,153	***
64,430	Barclays Bank PLC, 5.31%, due 04/09/07	64,430	***
322,153	Barclays Bank PLC, 5.32%, due 02/13/07	322,153	***
64,431	Barton Capital LLC, 5.26%, due 02/07/07	64,431	***
257,723	Barton Capital LLC, 5.262%, due 02/02/07	257,723	***
257,723	Barton Capital LLC, 5.266%, due 02/07/07	257,723	***
128,861	Barton Capital LLC, 5.282%, due 02/13/07	128,861	***
451,016	BNP Paribas, 5.28%, due 02/01/07	451,016	***
257,723	Calyon, 5.3%, due 02/05/07	257,723	***
257,723	Calyon, 5.31%, due 02/16/07	257,723	***
128,862	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	128,862	***
193,293	Charta LLC, 5.296%, due 02/26/07	193,293	***
128,862	Citigroup, Inc., 5.31%, due 03/16/07	128,862	***
128,862	Clipper Receivables Corp., 5.282%, due 02/23/07	128,862	***
193,293	Compass Securitization, 5.284%, due 02/12/07	193,293	***
128,862	Compass Securitization, 5.292%, due 02/22/07	128,862	***
128,862	CRC Funding LLC, 5.282%, due 03/08/07	128,862	***
193,293	CRC Funding LLC, 5.287%, due 03/07/07	193,293	***
128,862	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	128,862	***
257,723	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	257,723	***
257,723	Den Danske Bank, 5.285%, due 02/12/07	257,723	***
128,862	Deutsche Bank, 5.285%, due 02/02/07	128,862	***
193,293	Fairway Finance Company LLC, 5.273%, due 02/02/07	193,293	***
128,862	Fairway Finance Company LLC, 5.287%, due 02/16/07	128,862	***
126,032	Fairway Finance Company LLC, 5.293%, due 02/09/07	126,032	***
193,293	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	193,293	***
128,862	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	128,862	***
128,862	Fortis Bank, 5.26%, due 02/07/07	128,862	***
128,862	Fortis Bank, 5.285%, due 03/26/07	128,862	***
64,431	General Electric Capital Services, Inc., 5.285%, due 03/23/07	64,431	***
128,862	Greyhawk Funding, 5.281%, due 02/12/07	128,862	***

193,293	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	193,293	***
4,402,080	Investors Bank & Trust Depository Reserve, 3.60%	4,402,080
128,862	Jupiter Securitization Corp., 5.278%, due 02/09/07	128,862	***
64,431	Jupiter Securitization Corp., 5.287%, due 02/20/07	64,431	***
128,862	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	128,862	***
193,293	Lexington Parker Capital Co., 5.282%, due 02/06/07	193,293	***
64,431	Liberty Street Funding Corp., 5.286%, due 02/12/07	64,431	***
128,862	Lloyds TSB Bank, 5.3%, due 02/26/07	128,862	***
128,862	Marshall & Ilsley Bank, 5.3%, due 03/19/07	128,862	***
64,431	Morgan Stanley, 5.383%, due 08/01/07	64,431	***
128,862	Old Line Funding LLC, 5.285%, due 02/12/07	128,862	***
128,862	Paradigm Funding LLC, 5.294%, due 02/26/07	128,862	***
773,170	Rabobank Nederland, 5.28%, due 02/01/07	773,170	***
64,431	Rabobank Nederland, 5.28%, due 02/26/07	64,431	***
64,431	Ranger Funding, 5.285%, due 02/20/07	64,431	***
128,862	Ranger Funding, 5.287%, due 02/08/07	128,862	***
128,862	Ranger Funding, 5.328%, due 02/08/07	128,862	***
128,862	Regions Bank, 5.3%, due 04/23/07	128,862	***
257,723	Royal Bank of Canada, 5.31%, due 02/14/07	257,723	***
193,293	Royal Bank of Canada, 5.31%, due 02/15/07	193,293	***
128,862	Royal Bank of Scotland, 5.29%, due 02/09/07	128,862	***
128,862	Sheffield Receivables Corp., 5.272%, due 02/02/07	128,862	***
128,862	Sheffield Receivables Corp., 5.28%, due 02/06/07	128,862	***
193,293	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	193,293	***
453,019	Svenska Handlesbanken, 5.28%, due 02/01/07	453,019	***
64,431	Three Pillars Funding LLC, 5.293%, due 02/01/07	64,431	***
64,431	UBS AG, 5.28%, due 03/23/07	64,431	***
128,862	Variable Funding Capital Co., 5.271%, due 02/14/07	128,862	***
128,862	Yorktown Capital LLC, 5.282%, due 02/01/07	128,862	***
128,862	Yorktown Capital LLC, 5.286%, due 02/06/07	128,862	***
128,862	Yorktown Capital LLC, 5.287%, due 02/15/07	128,862	***
	Total Other Short-Term Investments	16,269,418

	Total Short-Term Investments (Cost: $16,430,495) (15.8%)	16,430,495
	Total Investments (Cost: $113,958,347) (108.7%)	112,955,198
	Liabilities in Excess of Other Assets (-8.7%)	(9,079,235)
	Net Assets (100.0%)	$103,875,963

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

PAC	-	Planned Amortization Class.

TAC	-	Target Amortization Class.

CAD	-	Canadian Dollar.

EUR	-	Euro Currency.

ILS	-	Israeli Shekel.

MXN	-	Mexican Peso.

REIT	-	Real Estate Investment Trust.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the value of these securities amounted to $1,866,772 or 1.80% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

**		Non-income producing.

***		Represents investment of security lending collateral (Note 3).

†		Security partially or fully lent (Note 3).

#		Company is in default and is not making interest payments.

##		Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

Investments by Industry (Unaudited)

	Percentage of
Industry	Net Assets
Aerospace & Defense	0.5%
Airlines	0.0	**
Automotive	0.3
Banking	2.8

Beverages, Food & Tobacco	0.4
Building Materials	0.0	**
Chemicals	0.4
Coal	0.0	**
Commercial Services	0.3
Communications	0.1
Computer & Data Processing Services	0.0	**
Computer Integrated Systems Design	0.0	**
Containers & Packaging	0.0	**
Electric Utilities	1.0
Electrical Equipment	0.0	**
Electronics	0.2
Entertainment & Leisure	0.3
Financial Services	1.5
Food Retailers	0.1
Forest Products & Paper	0.4
Healthcare Providers	0.1
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	0.3
Hotels, Restaurants, & Leisure	0.0	**
Household Products	0.1
Insurance	0.7
Lodging	0.1
Media - Broadcasting & Publishing	0.4
Metals	0.4
Miscellaneous	0.2
Oil & Gas	0.6
Pharmaceuticals	0.2
Private Mortgage-Backed Securities	0.5
Radio Telephone Communications	0.3
Real Estate	0.2
Restaurants	0.1
Retailers	0.3
Sovereign Government	5.8
Structured Notes	1.0
Telephone Communications, exc. Radio	0.6
Telephone Systems	0.2
Transportation	0.3
U.S. Government Agency Obligations	43.4
U.S. Government Obligations	28.4
Foreign Government Securities	0.3

Short-Term Investments	15.8
Total	108.7%

**Value rounds to less than 0.1% of net assets

See accompanying Notes to Schedules of Investments

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Corporate Bonds (94.9%)
	Advertising (0.1% of Net Assets)
225,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	241,875

	Aerospace & Defense (1.0%)
850,000	Bombardier, Inc. (144A), 8%, due 11/15/14	881,875
775,000	L-3 Communications Corp., 6.375%, due 10/15/15	752,719
	Total Aerospace & Defense	1,634,594

	Airlines (0.7%)
1,200,000	CHC Helicopter Corp., 7.375%, due 05/01/14	1,176,000

	Apparel Retailers (0.2%)
300,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	312,000

	Automotive (1.7%)
500,000	Ford Motor Co., 7.45%, due 07/16/31	405,000
1,150,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,170,907
175,000	General Motors Acceptance Corp., 8%, due 11/01/31	197,312
1,075,000	General Motors Corp., 8.375%, due 07/15/33	1,010,500	†
	Total Automotive	2,783,719

	Banking (1.4%)
825,000	Ford Motor Credit Co., 9.81%, due 04/15/12	893,054
1,500,000	GMAC LLC, 6%, due 12/15/11	1,478,745
	Total Banking	2,371,799

	Beverages, Food & Tobacco (2.1%)
500,000	Dean Foods Co, 7%, due 06/01/16	506,250
500,000	Dole Food Co., Inc., 8.625%, due 05/01/09	502,500
1,100,000	Pilgrim’s Pride Corp., 7.625%, due 05/01/15	1,089,000
1,350,000	Supervalu, Inc., 7.5%, due 11/15/14	1,404,000
100,000	Viskase Cos., Inc., 11.5%, due 06/15/11	101,000
	Total Beverages, Food & Tobacco	3,602,750

	Building Materials (0.9%)
750,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	790,312

1

750,000	Omnicare, Inc., 6.875%, due 12/15/15	742,500
	Total Building Materials	1,532,812

	Chemicals (5.8%)
300,000	Chemtura Corp., 6.875%, due 06/01/16	292,500
1,250,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16	1,201,562	†
1,375,000	Lyondell Chemical Co., 8%, due 09/15/14	1,436,875
425,000	Lyondell Chemical Co., 8.25%, due 09/15/16	450,500
350,000	Mosaic Co. (144A), 7.375%, due 12/01/14	354,375
350,000	Mosaic Co. (144A), 7.625%, due 12/01/16	357,875
535,000	Nalco Co., 7.75%, due 11/15/11	545,700
300,000	Nova Chemicals Corp., 6.5%, due 01/15/12	284,250
1,000,000	Nova Chemicals Corp., 8.502%, due 11/15/13	997,500
1,675,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	1,700,125
1,475,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	1,561,656
600,000	Westlake Chemical Corp., 6.625%, due 01/15/16	590,250
	Total Chemicals	9,773,168

	Coal (0.4%)
775,000	Massey Energy Co., 6.875%, due 12/15/13	718,812

	Commercial Services (5.3%)
750,000	Allied Waste North America, Inc., 7.375%, due 04/15/14	753,750	†
1,125,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	1,158,750
1,500,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	1,603,125
1,875,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., (144A), 7.75%, due 05/15/16	1,865,625
400,000	Education Management LLC, 8.75%, due 06/01/14	420,000
600,000	Education Management LLC, 10.25%, due 06/01/16	644,250
425,000	H&E Equipment Services, Inc., 8.375%, due 07/15/16	449,437
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—	***#
250,000	Service Corporation International, 7.375%, due 10/01/14	257,500
700,000	Service Corporation International, 7.7%, due 04/15/09	724,500
975,000	US Oncology, Inc., 10.75%, due 08/15/14	1,087,125
	Total Commercial Services	8,964,062

2

	Communications (2.2%)
260,000	Insight Midwest, LP, 9.75%, due 10/01/09	263,900
260,000	Insight Midwest, LP/ Insight Capital, Inc., 9.75%, due 10/01/09	263,900
300,000	Intelsat Intermediate Holding Company, Ltd., 0% to 02/01/10, 9.25% thereafter, due 02/01/15	243,750
2,100,000	Intelsat Subsidiary Holding Company, Ltd., 8.25%, due 01/15/13	2,173,500
650,000	PanAmSat Corp., 9%, due 08/15/14	701,187
	Total Communications	3,646,237

	Computer & Data Processing Services (0.3%)
500,000	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	498,750

	Computer Integrated Systems Design (0.7%)
500,000	Unisys Corp., 6.875%, due 03/15/10	500,000
700,000	Unisys Corp., 8%, due 10/15/12	703,500
	Total Computer Integrated Systems Design	1,203,500

	Containers & Packaging (1.8%)
1,000,000	Ball Corp., 6.625%, due 03/15/18	987,500
1,500,000	BWAY Corp., 10%, due 10/15/10	1,567,500
550,000	Pliant Corp., 11.125%, due 09/01/09	548,625	†
	Total Containers & Packaging	3,103,625

	Electric Utilities (7.0%)
100,000	AES Corp., 7.75%, due 03/01/14	105,500
850,000	AES Corp., 9.375%, due 09/15/10	918,000
1,000,000	AES Corp., 9.5%, due 06/01/09	1,062,500
425,000	Allegheny Energy Supply Co. LLC, (144A), 8.25%, due 04/15/12	464,312
1,000,000	Calpine Corp., (144A), 8.5%, due 07/15/10	1,042,500	#
1,550,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,643,000
975,000	Edison Mission Energy, 7.5%, due 06/15/13	1,014,000
1,425,000	Mirant North America LLC, 7.375%, due 12/31/13	1,455,281
1,650,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,654,125
775,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	844,750
500,000	Reliant Energy, Inc., 6.75%, due 12/15/14	492,500
1,075,000	Reliant Energy, Inc., 9.25%, due 07/15/10	1,131,437
	Total Electric Utilities	11,827,905

3

	Electrical Equipment (0.7%)
500,000	Baldor Electric Co., 8.625%, due 02/15/17	515,625
575,000	UCAR Finance, Inc., 10.25%, due 02/15/12	604,469
	Total Electrical Equipment	1,120,094

	Electronics (1.9%)
300,000	Celestica, Inc., 7.625%, due 07/01/13	286,500	†
850,000	Freescale Semiconductor, Inc., (144A), 8.875%, due 12/15/14	850,000
725,000	NXP BV/NXP Funding LLC, (144A), 7.875%, due 10/15/14	752,187
500,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	457,500	†
900,000	Sensata Technologies BV (Netherlands), (144A), 8%, due 05/01/14	889,875
	Total Electronics	3,236,062

	Entertainment & Leisure (3.2%)
450,000	Gaylord Entertainment Co., 8%, due 11/15/13	461,250
1,400,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	1,449,000
725,000	Pokagon Gaming Authority, (144A), 10.375%, due 06/15/14	795,687
1,400,000	Steinway Musical Instruments, (144A), 7%, due 03/01/14	1,372,000
750,000	Warner Music Group Corp., 7.375%, due 04/15/14	743,437
750,000	WMG Holdings Corp., 0% to 12/15/09, 9.5% thereafter, due 12/15/14	601,875
	Total Entertainment & Leisure	5,423,249

	Financial Services (4.3%)
1,332,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	1,431,900
1,450,000	Ford Motor Credit Co., 7%, due 10/01/13	1,392,000
1,750,000	Idearc, Inc., (144A), 8%, due 11/15/16	1,780,625
350,000	Kraton Polymers LLC, 8.125%, due 01/15/14	353,500
225,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	235,125
800,000	Regency Energy Partners, LP, (144A), 8.375%, due 12/15/13	802,000
750,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	791,250
575,000	Vanguard Health Systems, Inc., 0%, due 10/01/15	461,437
	Total Financial Services	7,247,837

4

	Food Retailers (0.2%)
300,000	Stater Bros. Holdings, Inc., 8.125%, due 06/15/12	305,625	†

	Forest Products & Paper (7.0%)
850,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	824,500
1,200,000	Bowater, Inc., 8.36%, due 03/15/10	1,215,000
725,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	772,125
1,575,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	1,539,562
1,325,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,454,187
450,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17	447,750
450,000	Graphic Packaging International Corp., 8.5%, due 08/15/11	465,750
625,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	664,062	†
1,005,000	Neenah Paper, Inc., 7.375%, due 11/15/14	968,569
1,275,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	1,249,500
1,375,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	1,430,000
475,000	Tembec Industries, Inc., 8.5%, due 02/01/11	352,687	*†
400,000	Verso Paper Holdings LLC, (144A), 9.125%, due 08/01/14	419,000
	Total Forest Products & Paper	11,802,692

	Healthcare Providers (4.5%)
1,250,000	Concentra Operating Corp., 9.5%, due 08/15/10	1,318,750
1,575,000	DaVita, Inc., 7.25%, due 03/15/15	1,590,750
1,275,000	HCA, Inc., (144A), 9.25%, due 11/15/16	1,361,063
1,025,000	National Mentor Holdings, Inc., (144A), 11.25%, due 07/01/14	1,109,563
2,200,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	2,211,000
	Total Healthcare Providers	7,591,126

	Heavy Machinery (0.7%)
1,100,000	Case New Holland, Inc., 7.125%, due 03/01/14	1,124,750

	Home Construction, Furnishings & Appliances (2.4%)
1,400,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	1,344,000
1,125,000	Standard Pacific Corp., 9.25%, due 04/15/12	1,158,750	†
600,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	531,000
950,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	931,000
	Total Home Construction, Furnishings & Appliances	3,964,750

5

	Insurance (0.7%)
1,100,000	Leucadia National Corp., 7%, due 08/15/13	1,100,000

	Lodging (2.7%)
1,300,000	M T R Gaming Group Inc., 9%, due 06/01/12	1,342,250
1,100,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	1,149,500
1,000,000	Mandalay Resort Group, 7.625%, due 07/15/13	990,000
1,010,000	Mandalay Resort Group, 9.375%, due 02/15/10	1,087,013
	Total Lodging	4,568,763

	Media - Broadcasting & Publishing (7.3%)
250,000	American Media Operations, Inc., 8.875%, due 01/15/11	228,750	†
550,000	Charter Communications Holdings Capital Corp., (144A), 8%, due 04/30/12	570,625
1,650,000	Charter Communications Holdings LLC, 11%, due 10/01/15	1,699,500
1,525,000	CMP Susquehanna, (144A), 9.875%, due 05/15/14	1,547,875
700,000	CSC Holdings, Inc., 7.625%, due 04/01/11	721,000
425,000	CSC Holdings, Inc., 7.625%, due 07/15/18	429,250
1,000,000	Dex Media, Inc., 8%, due 11/15/13	1,042,500
1,075,000	Echostar DBS Corp., 7%, due 10/01/13	1,077,688
1,725,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	1,755,188
1,375,000	Primedia, Inc., 8%, due 05/15/13	1,323,438	†
150,000	Primedia, Inc., 8.875%, due 05/15/11	153,188
725,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	746,112
1,050,000	Rogers Cable, Inc., 6.75%, due 03/15/15	1,076,250
	Total Media - Broadcasting & Publishing	12,371,364

	Metals (4.0%)
1,450,000	AK Steel Corp., 7.75%, due 06/15/12	1,469,938
1,200,000	Chaparral Steel Co., 10%, due 07/15/13	1,336,500
1,575,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	1,657,688
1,000,000	Novelis, Inc., 7.25%, due 02/15/15	1,027,500
1,175,000	Ryerson, Inc., 8.25%, due 12/15/11	1,169,125
	Total Metals	6,660,751

	Oil & Gas (5.4%)
1,050,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	1,023,750
2,000,000	Chesapeake Energy Corp., 7%, due 08/15/14	2,010,000

6

1,125,000	El Paso Corp., 7.875%, due 06/15/12	1,186,875
595,000	Exco Resources, Inc., 7.25%, due 01/15/11	602,438
980,000	Hanover Compressor Co., 9%, due 06/01/14	1,048,600
1,000,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14	1,045,000
1,200,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	1,170,000
825,000	Williams Companies, Inc., 7.875%, due 09/01/21	886,875
175,000	Williams Companies, Inc., 8.125%, due 03/15/12	188,563
	Total Oil & Gas	9,162,101

	Pharmaceuticals (0.4%)
725,000	Angiotech Pharmaceuticals, Inc., 7.75%, due 04/01/14	670,625

	Radio Telephone Communications (1.0%)
500,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	531,250
1,000,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	1,130,000
	Total Radio Telephone Communications	1,661,250

	Real Estate (1.6%)
375,000	American Real Estate Holdings, LP, (144A), 7.125%, due 02/15/13	371,250
1,425,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	1,458,844
740,000	FelCor Lodging LP, 8.5%, due 06/01/11	786,250
	Total Real Estate	2,616,344

	Restaurants (0.6%)
950,000	Aramark Corp., (144A), 8.5%, due 02/01/15	972,563

	Retailers (4.2%)
975,000	Dollarama Group, LP, 8.875%, due 08/15/12	1,011,563
1,000,000	GSC Holdings Corp., 8%, due 10/01/12	1,056,250	†
1,400,000	Harry & David Holdings, Inc., 9%, due 03/01/13	1,389,500
900,000	Jean Coutu Group, Inc., 7.625%, due 08/01/12	945,000
1,000,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	1,117,500	†
1,550,000	Rite Aid Corp., 7.5%, due 01/15/15	1,542,250
	Total Retailers	7,062,063

	Telephone Communications, exc. Radio (4.8%)
1,675,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	1,714,781

7

640,000	Citizens Communications Co., 6.25%, due 01/15/13	633,600
1,900,000	Citizens Communications Co., 9%, due 08/15/31	2,049,625
500,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	516,250
1,000,000	Qwest Corp., 7.625%, due 06/15/15	1,070,000
1,400,000	Qwest Corp., 8.875%, due 03/15/12	1,552,250
525,000	Valor Telecommunications Enterprises LLC/Valor Telecommunications Enterprises Finance Corp., 7.75%, due 02/15/15	567,000
	Total Telephone Communications, exc. Radio	8,103,506

	Telephone Systems (4.3%)
1,525,000	Dobson Communications Corp., 8.875%, due 10/01/13	1,576,469	†
2,025,000	Level 3 Financing, Inc., (144A), 9.25%, due 11/01/14	2,075,625
1,225,000	Nordic Telephone Co. Holdings ApS, (144A), 8.875%, due 05/01/16	1,333,719
700,000	Windstream Corp., 8.125%, due 08/01/13	756,000
1,325,000	Windstream Corp., 8.625%, due 08/01/16	1,447,563
	Total Telephone Systems	7,189,376

	Transportation (1.4%)
1,275,000	Hertz Corp., 8.875%, due 01/01/14	1,354,688
950,000	TDS Investor Corp., (144A), 9.875%, due 09/01/14	997,500
	Total Transportation	2,352,188
	Total Corporate Bonds (Cost: $157,511,809)	159,698,687

	Structured Notes (0.6%)
1,000,000	Dow Jones CDX, NA. HY Trust I, (144A), 8.375%, due 12/29/11	1,033,230	†##
	Total Structured Notes (Cost: $1,001,795)	1,033,230
	Total Fixed Income Securities (Cost: $158,513,604) (95.5%)	160,731,917

Number of
Shares
	Equity Securities
2,047	Forman Petroleum Corp., Warrants, expire 01/14/07 (Oil & Gas Services)	—	***
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	***
15,167	Huntsman Corp., Common Stock (Chemicals)	317,142	*

8

800	Pliant Corp., (144A), Warrants, expire 06/01/10 (Containers & Packaging)	—	***
5,754	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	102,191	*
1,454	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	*
	Total Equity Securities (Cost: $193,927) (0.2%)	419,333

	Short-Term Investments
	Money Market Investments (0.1%)
160,377	Merrimac Cash Fund—Premium Class, 5.109%	160,377	***

Principal
Amount
	Other Short-Term Investments (10.5%) ^
333,585	Bank of America, 5.27%, due 03/09/07	333,585	***
320,755	Bank of America, 5.32%, due 02/16/07	320,755	***
128,302	Bank of Nova Scotia, 5.29%, due 02/06/07	128,302	***
513,207	Bank of Nova Scotia, 5.3%, due 02/27/07	513,207	***
192,453	Barclays Bank PLC, 5.31%, due 02/20/07	192,453	***
320,755	Barclays Bank PLC, 5.31%, due 04/02/07	320,755	***
64,152	Barclays Bank PLC, 5.31%, due 04/09/07	64,152	***
320,755	Barclays Bank PLC, 5.32%, due 02/13/07	320,755	***
64,151	Barton Capital LLC, 5.26%, due 02/07/07	64,151	***
256,604	Barton Capital LLC, 5.262%, due 02/02/07	256,604	***
256,603	Barton Capital LLC, 5.266%, due 02/07/07	256,603	***
128,301	Barton Capital LLC, 5.282%, due 02/13/07	128,301	***
449,055	BNP Paribas, 5.28%, due 02/01/07	449,055	***
256,603	Calyon, 5.3%, due 02/05/07	256,603	***
256,603	Calyon, 5.31%, due 02/16/07	256,603	***
128,301	Canadian Imperial Bank of Commerce, 5.29%, due 02/28/07	128,301	***
192,452	Charta LLC, 5.296%, due 02/26/07	192,452	***
128,301	Citigroup, Inc., 5.31%, due 03/16/07	128,301	***
128,301	Clipper Receivables Corp., 5.282%, due 02/23/07	128,301	***
192,452	Compass Securitization, 5.284%, due 02/12/07	192,452	***
128,301	Compass Securitization, 5.292%, due 02/22/07	128,301	***
128,301	CRC Funding LLC, 5.282%, due 03/08/07	128,301	***
192,452	CRC Funding LLC, 5.287%, due 03/07/07	192,452	***
128,301	Credit Suisse First Boston Corp., 5.275%, due 02/09/07	128,301	***
256,603	Credit Suisse First Boston Corp., 5.28%, due 02/16/07	256,603	***

9

256,603	Den Danske Bank, 5.285%, due 02/12/07	256,603	***
128,301	Deutsche Bank, 5.285%, due 02/02/07	128,301	***
192,452	Fairway Finance Company LLC, 5.273%, due 02/02/07	192,452	***
128,301	Fairway Finance Company LLC, 5.287%, due 02/16/07	128,301	***
125,484	Fairway Finance Company LLC, 5.293%, due 02/09/07	125,484	***
192,452	Falcon Asset Securitization Corp., 5.282%, due 02/27/07	192,452	***
128,301	Falcon Asset Securitization Corp., 5.284%, due 02/12/07	128,301	***
128,301	Fortis Bank, 5.26%, due 02/07/07	128,301	***
128,301	Fortis Bank, 5.285%, due 03/26/07	128,301	***
64,151	General Electric Capital Services, Inc., 5.285%, due 03/23/07	64,151	***
128,301	Greyhawk Funding, 5.281%, due 02/12/07	128,301	***
192,452	HBOS Halifax Bank of Scotland, 5.305%, due 03/14/07	192,452	***
5,853,821	Investors Bank & Trust Depository Reserve, 3.60%	5,853,821
128,301	Jupiter Securitization Corp., 5.278%, due 02/09/07	128,301	***
64,151	Jupiter Securitization Corp., 5.287%, due 02/20/07	64,151	***
128,301	Kitty Hawk Funding Corp., 5.284%, due 02/12/07	128,301	***
192,452	Lexington Parker Capital Co., 5.282%, due 02/06/07	192,452	***
64,151	Liberty Street Funding Corp., 5.286%, due 02/12/07	64,151	***
128,301	Lloyds TSB Bank, 5.3%, due 02/26/07	128,301	***
128,301	Marshall & Ilsley Bank, 5.3%, due 03/19/07	128,301	***
64,151	Morgan Stanley, 5.383%, due 08/01/07	64,151	***
128,301	Old Line Funding LLC, 5.285%, due 02/12/07	128,301	***
128,301	Paradigm Funding LLC, 5.294%, due 02/26/07	128,301	***
769,809	Rabobank Nederland, 5.28%, due 02/01/07	769,809	***
64,151	Rabobank Nederland, 5.28%, due 02/26/07	64,151	***
64,151	Ranger Funding, 5.285%, due 02/20/07	64,151	***
128,301	Ranger Funding, 5.287%, due 02/08/07	128,301	***
128,301	Ranger Funding, 5.328%, due 02/08/07	128,301	***
128,301	Regions Bank, 5.3%, due 04/23/07	128,301	***
256,603	Royal Bank of Canada, 5.31%, due 02/14/07	256,603	***
192,452	Royal Bank of Canada, 5.31%, due 02/15/07	192,452	***
128,301	Royal Bank of Scotland, 5.29%, due 02/09/07	128,301	***
128,301	Sheffield Receivables Corp., 5.272%, due 02/02/07	128,301	***
128,301	Sheffield Receivables Corp., 5.28%, due 02/06/07	128,301	***
192,452	Skandinaviska Enskilda Banken AB, 5.28%, due 02/28/07	192,452	***
451,049	Svenska Handlesbanken, 5.28%, due 02/01/07	451,049	***
64,151	Three Pillars Funding LLC, 5.293%, due 02/01/07	64,151	***

10

64,151	UBS AG, 5.28%, due 03/23/07	64,151	***
128,301	Variable Funding Capital Co., 5.271%, due 02/14/07	128,301	***
128,301	Yorktown Capital LLC, 5.282%, due 02/01/07	128,301	***
128,301	Yorktown Capital LLC, 5.286%, due 02/06/07	128,301	***
128,301	Yorktown Capital LLC, 5.287%, due 02/15/07	128,301	***
	Total Other Short-Term Investments	17,669,560

	Total Short-Term Investments (Cost: $17,829,937) (10.6%)	17,829,937
	Total Investments (Cost: $176,537,468) (106.3%)	178,981,187
	Liabilities in Excess of Other Assets (-6.3%)	(10,603,918)
	Net Assets (100.0%)	$168,377,269

Notes to the Schedule of Investments:

*	Non-income producing.

**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2007, the value of these securities amounted to $31,386,072 or 18.64% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

***	Represents investment of security lending collateral (Note 3).

†	Security partially or fully lent (Note 3).

#	Company is in default and is not making interest payments.

##	Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

11

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace & Defense	1.0
Airlines	0.7
Apparel Retailers	0.2
Automotive	1.7
Banking	1.4
Beverages, Food & Tobacco	2.1
Building Materials	0.9
Chemicals	6.0
Coal	0.4
Commercial Services	5.3
Communications	2.2
Computer & Data Processing Services	0.3
Computer Integrated Systems Design	0.7
Containers & Packaging	1.8
Electric Utilities	7.0
Electrical Equipment	0.7
Electronics	1.9
Entertainment & Leisure	3.2
Financial Services	4.3
Food Retailers	0.2
Forest Products & Paper	7.0
Healthcare Providers	4.5
Heavy Machinery	0.7
Home Construction, Furnishings & Appliances	2.4
Hotels, Restaurants, & Leisure	0.0 **
Insurance	0.7
Lodging	2.7
Media - Broadcasting & Publishing	7.3
Metals	4.0
Oil & Gas	5.4
Pharmaceuticals	0.4
Radio Telephone Communications	1.0
Real Estate	1.6
Restaurants	0.6
Retailers	4.2
Structured Notes	0.6
Telephone Communications, exc. Radio	4.8
Telephone Systems	4.3
Transportation	1.4
Short-Term Investments	10.6
Total	106.3%

**      Value rounds to less than 0.1% of net assets

See accompanying Notes to Schedules of Investments

12

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Collateralized Mortgage Obligations (44.4% of Net Assets)
2,913,335	Countrywide Alternative Loan Trust (04-HYB2-2A), 4.199%, due 07/20/34	2,906,255
4,332,168	Countrywide Alternative Loan Trust (05-76-1A1), 6.363%, due 01/25/36	4,379,562
3,826,375	Countrywide Alternative Loan Trust, (06-9-A1), 6%, due 05/25/36	3,800,700
1,770,514	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 4.277%, due 11/25/32	1,751,145
34,124	Federal Home Loan Mortgage Corp. (2432-FH), 6.02%, due 03/15/32	34,389
304,671	Federal Home Loan Mortgage Corp. (2585-FD), 5.82%, due 12/15/32	305,880
2,551,804	Federal Home Loan Mortgage Corp. (2649-PF), 5.72%, due 06/15/33 (PAC)	2,555,045
3,005,653	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	2,976,588
1,085,246	Federal Home Loan Mortgage Corp. (3063-FJ), 5.88%, due 05/15/33	1,088,220
3,612,193	Federal Home Loan Mortgage Corp. (3070-FT), 5.67%, due 11/15/35	3,615,010
4,334,204	Federal Home Loan Mortgage Corp. (3170-FM), 5.67%, due 09/15/33 (TAC)	4,348,160
2,865,153	Federal Home Loan Mortgage Corp., (237-F22), 5.67%, due 05/15/36	2,874,838
7,937	Federal National Mortgage Association (02-36-FK), 5.77%, due 12/25/29	7,939
152,862	Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13	152,373
3,258,738	Federal National Mortgage Association (03-64-FN), 5.77%, due 07/25/33	3,261,736
2,799,711	Federal National Mortgage Association (06-30-KF), 5.76%, due 05/25/36	2,805,198
1,508,803	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 5.82%, due 06/25/34	1,505,106
302,712	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 5.77%, due 12/25/33	303,484
2,158,115	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 6.283%, due 10/25/45	2,169,985

1

3,842,845	Harborview Mortgage Loan Trust (05-4-2A), 4.941%, due 07/19/35	3,853,950
184,420	Residential Accredit Loans, Inc. (02-QS16-A2), 5.87%, due 10/25/17	184,678
2,518,237	Washington Mutual MSC Mortgage Pass Through Certificates (02-MS3-2A3), 6%, due 05/25/17	2,505,444
122,707	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 5.77%, due 02/25/33 (PAC)	123,010
1,197,920	Wells Fargo Mortgage Backed Securities Trust (05-18-2A3), 5.5%, due 01/25/36	1,188,792
	Total Collateralized Mortgage Obligations (Cost: $48,809,816)	48,697,487

	U.S. Government Agency Obligations (50.7%)
220,267	Federal Home Loan Mortgage Corp., Pool #1B1010, 5.133%, due 08/01/33	219,104
3,282,383	Federal Home Loan Mortgage Corp., Pool #1L0090, 5.207%, due 06/01/35	3,274,111
388,343	Federal Home Loan Mortgage Corp., Pool #310005, 7.164%, due 11/01/19	396,529
176,435	Federal Home Loan Mortgage Corp., Pool #610967, 7.033%, due 04/01/28	179,514
1,691,605	Federal Home Loan Mortgage Corp., Pool #780721, 5.467%, due 08/01/33	1,706,779
382,821	Federal Home Loan Mortgage Corp., Pool #780833, 4.635%, due 09/01/33	377,086
2,360,807	Federal Home Loan Mortgage Corp., Pool #781122, 5.603%, due 12/01/33	2,370,344
233,615	Federal Home Loan Mortgage Corp., Pool #789924, 4.86%, due 11/01/32	232,174
3,225,206	Federal Home Loan Mortgage Corp., Pool #847342, 5.893%, due 05/01/34	3,254,168
87,017	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	86,906
74,274	Federal National Mortgage Association, Pool #392536, 7.575%, due 08/01/27	75,723
182,986	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	187,950
95,160	Federal National Mortgage Association, Pool #661691, 4.837%, due 10/01/32	95,164
1,803,394	Federal National Mortgage Association, Pool #711014, 5.431%, due 10/01/33	1,806,929

2

307,897	Federal National Mortgage Association, Pool #725886, 4.322%, due 05/01/34	309,076
1,578,359	Federal National Mortgage Association, Pool #735084, 5.675%, due 02/01/34	1,587,308
1,108,813	Federal National Mortgage Association, Pool #735524, 5.041%, due 02/01/35	1,119,136
2,199,007	Federal National Mortgage Association, Pool #735542, 4.784%, due 11/01/34	2,204,989
2,103,213	Federal National Mortgage Association, Pool #770222, 3.198%, due 04/01/34	2,106,157
4,706,480	Federal National Mortgage Association, Pool #773853, 3.442%, due 04/01/34	4,747,003
2,036,606	Federal National Mortgage Association, Pool #786884, 4.739%, due 08/01/34	2,073,489
2,873,856	Federal National Mortgage Association, Pool #793031, 4.518%, due 07/01/34	2,898,370
2,391,064	Federal National Mortgage Association, Pool #804017, 4.047%, due 12/01/34	2,390,585
1,402,596	Federal National Mortgage Association, Pool #821159, 5.222%, due 05/01/35	1,415,261
2,579,691	Federal National Mortgage Association, Pool #821542, 4.384%, due 05/01/35	2,566,689
1,606,077	Federal National Mortgage Association, Pool #821915, 4.806%, due 06/01/35	1,615,457
2,052,523	Federal National Mortgage Association, Pool #822073, 4.837%, due 07/01/35	2,069,251
913,647	Federal National Mortgage Association, Pool #826239, 4.873%, due 07/01/35	917,201
813,328	Federal National Mortgage Association, Pool #830581, 6.417%, due 05/01/35	817,240
1,311,272	Federal National Mortgage Association, Pool #832721, 5.427%, due 09/01/35	1,320,582
1,213,872	Federal National Mortgage Association, Pool #841970, 5.935%, due 10/01/33	1,225,331
1,823,843	Federal National Mortgage Association, Pool #851282, 6.683%, due 11/01/35	1,842,227
86,578	Government National Mortgage Association II, Pool #80022, 5.125%, due 12/20/26	88,160
1,034,355	Government National Mortgage Association II, Pool #80546, 5%, due 10/20/31	1,049,777
137,773	Government National Mortgage Association II, Pool #80636, 4.5%, due 09/20/32	138,601

3

623,410	Government National Mortgage Association II, Pool #80734, 5.5%, due 09/20/33	630,561
24,095	Government National Mortgage Association II, Pool #80747, 5.125%, due 10/20/33	24,465
132,709	Government National Mortgage Association II, Pool #80757, 5.5%, due 10/20/33	134,205
255,011	Government National Mortgage Association II, Pool #80764, 5.125%, due 11/20/33	258,938
278,853	Government National Mortgage Association II, Pool #80766, 5.125%, due 11/20/33	283,150
775,819	Government National Mortgage Association II, Pool #80797, 5%, due 01/20/34	782,003
3,724,863	Government National Mortgage Association II, Pool #80848, 5.625%, due 03/20/34	3,790,346
351,228	Government National Mortgage Association II, Pool #80869, 5.5%, due 04/20/34	354,828
325,501	Government National Mortgage Association II, Pool #80937, 5.875%, due 06/20/34	330,438
360,442	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	368,393
	Total U.S. Government Agency Obligations (Cost: $55,510,814)	55,721,698
	Total Fixed Income Securities (Cost: $104,320,630) (95.1%)	104,419,185

	Short-Term Investments
892,000	Danske Corp., 5.24%, due 02/05/07 (Commercial Paper)	891,481
1,000,000	Danske Corp., 5.25%, due 02/05/07 (Commercial Paper)	999,417
700,000	HBOS Halifax Bank of Scotland Treasury Services, 5.25%, due 02/09/07 (Commercial Paper)	699,183
486,000	ING Funding LLC, 5.26%, due 02/08/07 (Commerical Paper)	485,503
420,065	Investors Bank & Trust Depository Reserve, 3.60%	420,065
1,600,000	UBS AG, 5.24%, due 02/02/07 (Commercial Paper)	1,599,767
	Total	5,095,416

	Total Short-Term Investments (Cost: $5,095,416) (4.6%)	5,095,416
	Total Investments (Cost: $109,416,046) (99.7%)	109,514,601
	Excess of Other Assets over Liabilities (0.3%)	325,396
	Net Assets (100.0%)	$109,839,997

4

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.

TAC	-	Target Amortization Class.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Banking	22.5%
U.S. Government Agency Obligations	72.6
Short-Term Investments	4.6
Total	99.7%

See accompanying Notes to Schedules of Investments

5

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2007

Principal
Amount		Value
	Fixed Income Securities
	Collateralized Mortgage Obligations (77.8% of Net Assets)
4,787,732	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.179%, due 02/25/35	4,794,386
3,722,156	Countrywide Alternative Loan Trust (05-27-1A2), 6.283%, due 08/25/35	3,706,597
17,328,671	Countrywide Alternative Loan Trust (05-76-1A1), 6.363%, due 01/25/36	17,518,247
4,570,082	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	4,563,821
2,245,591	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,224,136
117,623	Federal Home Loan Mortgage Corp. (1422-SA), 11.232%, due 11/15/07 (I/F)	118,327
56,571	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	56,526
2,059,011	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	2,097,102
56,816	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	57,146
1,942,008	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,942,299
849,140	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	866,878
3,515,639	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	3,509,170
7,777,756	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	8,019,800
5,027,573	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,746,482
11,547,214	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	11,198,141
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,368,320
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 0.811%, due 07/15/33 (I/F)(TAC)	324,756
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,567,364
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 3.539%, due 09/15/33 (I/F)	2,543,274

1

7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,402,480
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 1.02%, due 11/15/33 (I/F)	2,027,594
8,214,988	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	7,627,370
12,699,409	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	12,136,698
9,946,994	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	9,471,130
3,524,746	Federal Home Loan Mortgage Corp. (2801-PS), 0.332%, due 05/15/34 (I/F)	2,408,917
15,222,717	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	14,689,618
5,904,662	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	4,262,812
5,469,074	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	4,473,648
11,095,452	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	10,471,666
15,790,908	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	15,048,419
11,577,101	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	11,164,146
5,496,976	Federal Home Loan Mortgage Corp. (2991-SH), 3.075%, due 07/15/33 (I/F)	5,058,263
8,139,766	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	7,941,077
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	9,645,964
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 0.28%, due 10/15/35 (I/F)	3,519,266
13,200,352	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	10,025,749
15,074,135	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	14,481,872
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,624,690
23,155,501	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	22,726,429
3,350,568	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,341,555

2

6,313,271	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,018,125
8,207,252	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	7,969,324
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18 (PAC)	4,589,200
13,377,247	Federal National Mortgage Association (03-117-TG), 4.72%, due 08/25/33 (PAC)	12,827,978
3,094,651	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	2,929,923
9,377,780	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	8,885,540
1,603,011	Federal National Mortgage Association (04-19-SP), 0%, due 06/25/33 (I/F)	1,110,566
3,142,252	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	2,956,608
5,066,660	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	4,891,758
12,277,596	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	11,850,950
6,272,616	Federal National Mortgage Association (04-52-SW), 1.78%, due 07/25/34 (I/O)	265,457
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,008,300
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,448,720
12,516,169	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	12,037,175
13,882,637	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	13,255,003
10,434,607	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	9,719,941
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F)(TAC)	8,860,840
7,838,776	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	7,613,097
856,026	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	920,767
5,087,192	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	4,148,045
1,577,979	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,591,313

3

330,061	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	340,835
194,602	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	194,004
2,245,857	Government National Mortgage Association (02-41-SB), 0.68%, due 06/20/32 (I/F)(I/O)	63,535
3,946,887	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,927,310
2,794,306	Government National Mortgage Association (02-76-SG), 2.28%, due 10/16/29 (I/F)(I/O)	162,545
6,398,435	Government National Mortgage Association (03-42-SH), 1.23%, due 05/20/33 (I/F)(I/O)	175,701
8,684,748	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	8,317,296
3,260,861	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	2,998,460
12,461,020	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32	11,976,536
8,025,515	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	7,654,335
3,335,712	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,247,549
9,777,922	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	9,711,627
3,143,374	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	3,105,119
581,158	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	582,215
	Total Collateralized Mortgage Obligations (Cost: $459,429,311)	456,127,832

	U.S. Government Agency Obligations (13.3%)
3,721,250	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.736%, due 11/01/34	3,647,532
25,093	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	25,375
419,470	Federal Home Loan Mortgage Corp., Pool #755363, 7.07%, due 09/01/30	425,191
817,653	Federal Home Loan Mortgage Corp., Pool #789924, 4.86%, due 11/01/32	812,608
15,212	Federal Home Loan Mortgage Corp., Pool #846317, 6.779%, due 08/01/26	15,285
104,144	Federal Home Loan Mortgage Corp., Pool #846510, 6.763%, due 04/01/25	106,751

4

184,522	Federal Home Loan Mortgage Corp., Pool #846732, 6.99%, due 01/01/30	187,859
162,263	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	159,032
188,558	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	184,804
401,420	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	393,179
345,682	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	338,586
904,883	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	914,239
3,286,754	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	3,156,927
166,151	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	170,110
819	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	827
92,277	Federal National Mortgage Association, Pool #124410, 6.98%, due 07/01/22	94,872
811,728	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	814,545
1,218,199	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,216,518
3,108,302	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	3,095,278
31,961	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	32,294
57,075	Federal National Mortgage Association, Pool #348025, 6.92%, due 06/01/26	57,906
1,232,245	Federal National Mortgage Association, Pool #655819, 4.944%, due 08/01/32	1,243,064
1,495,570	Federal National Mortgage Association, Pool #661856, 4.807%, due 10/01/32	1,509,045
3,586,852	Federal National Mortgage Association, Pool #671133, 5.18%, due 02/01/33	3,553,781
1,050,458	Federal National Mortgage Association, Pool #672272, 4.951%, due 12/01/32	1,046,803
2,506,455	Federal National Mortgage Association, Pool #676766, 4.719%, due 01/01/33	2,459,383
1,707,023	Federal National Mortgage Association, Pool #687847, 4.536%, due 02/01/33	1,691,387

5

4,024,784	Federal National Mortgage Association, Pool #692104, 5.071%, due 02/01/33	3,973,267
3,990,440	Federal National Mortgage Association, Pool #699866, 4.397%, due 04/01/33	3,894,470
2,327,349	Federal National Mortgage Association, Pool #704454, 4.248%, due 05/01/33	2,266,024
2,152,285	Federal National Mortgage Association, Pool #708820, 4.615%, due 06/01/33	2,122,820
4,901,520	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	4,617,085
2,858,993	Federal National Mortgage Association, Pool #728824, 3.95%, due 07/01/33	2,756,984
4,747,422	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,690,453
345,466	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	338,588
5,847,223	Federal National Mortgage Association, Pool #821915, 4.806%, due 06/01/35	5,881,371
16,636,986	Federal National Mortgage Association, Pool #838765, 5.201%, due 10/01/35	16,468,453
483,891	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	497,590
116,115	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	119,402
2,857,393	Government National Mortgage Association, Pool #80963, 5%, due 07/20/34	2,857,935
	Total U.S. Government Agency Obligations (Cost: $79,023,945)	77,837,623

	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	103,550
	Total U.S. Treasury Securities (Cost: $100,755)	103,550

	Total Fixed Income Securities (Cost: $538,554,011) (91.1%)	534,069,005

	Short-Term Investments
14,500,000	BNP Paribas Finance, Inc., 5.255%, due 02/05/07 (Commercial Paper)	14,485,184
12,990,000	Danske Corp., 5.24%, due 02/02/07 (Commercial Paper)	12,961,638
13,800,000	Dresdner U.S. Finance, 5.25%, due 02/06/07 (Commercial Paper)	13,775,850

6

13,500,000	Dresdner U.S. Finance, 5.25%, due 02/12/07 (Commercial Paper)	13,474,406
2,075,000	HBOS Halifax Bank of Scotland Treasury Services PLC, 5.25%, due 02/07/07 (Commercial Paper)	2,070,764
120,371	Investors Bank & Trust Depository Reserve, 3.60%	120,371
850,000	UBS Americas, Inc., 5.26%, due 02/01/07 (Commercial Paper)	849,876
3,525,000	UBS Finance (DELW), 5.25%, due 02/12/07 (Commercial Paper)	3,515,233
	Total	61,253,322

	Total Short-Term Investments (Cost: $61,253,322) (10.4%)	61,253,322
	Total Investments (Cost: $599,807,333) (101.5%)	595,322,327
	Liabilities in Excess of Other Assets (-1.5%)	(8,807,568)
	Net Assets (100.0%)	$586,514,759

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O	-	Interest Only Security.

P/O	-	Principal Only Security.

PAC	-	Planned Amortization Class.

TAC	-	Target Amortization Class.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Banking	8.2%
Private Mortgage-Backed Securities	1.6
U.S. Government Agency Obligations	81.3
U.S. Government Obligations	0.0 **
Short-Term Investments	10.4
Total	101.5%

**      Value rounds to less than 0.1% of net assets

See accompanying Notes to Schedules of Investments

7

TCW Funds, Inc.

U.S. Fixed Income

Notes to Schedules of Investments (Unaudited)	January 31, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the ‘‘Company’’), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 27 no-load mutual funds (the ‘‘Funds’’).  TCW Investment Management Company (the ‘‘Advisor’’) is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940.  Each Fund has distinct investment objectives.   The following are the objectives for the Funds that are covered in this report (“U.S. Fixed Income Funds”):

TCW Fund	Investment Objective
Diversified Money Market Fund
TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds
TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.
TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.
TCW Short Term Bond Fund

Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the U.S. Fixed Income Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price).  All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value.  All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

For Funds other than the TCW Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements:  All Fixed Income Funds, except for the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 – Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2007. The loans were collateralized with cash which were invested in short-term instruments.

	Market Value of Loaned Securities	Collateral Value
TCW Core Fixed Income Fund	$11,448	$12,028
TCW High Yield Bond Fund	11,685	11,976

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2007, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

			TCW	TCW
	TCW	TCW	Short	Total
	Core Fixed	High Yield	Term	Return
	Income	Bond	Bond	Bond
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$133	$4,274	$389	$7,799
Unrealized (Depreciation)	(1,238)	(2,065)	(288)	(12,284)
Net Unrealized Appreciation (Depreciation)	$(1,105)	$2,209	$101	$(4,485)
Cost of Investments for Federal Income Tax Purposes	$1,140,060	$176,772	$109,414	$599,807

Note 5 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at January 31, 2007.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	03/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	03/23/07

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	03/23/07